BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Australia — 5.9%
Commonwealth of Australia
(a)
3.91%, 09/20/25 ............ AUD 3,190 $ 3,258,726
0.82%, 11/21/27 ............ 2,668 2,116,977
3.18%, 09/20/30 ............ 2,603 2,719,477
0.26%, 11/21/32 ............ 1,391 969,710
2.36%, 08/21/35 ............ 1,780 1,721,874
1.42%, 08/21/40 ............ 1,596 1,347,952
1.07%, 02/21/50 ............ 1,600 1,217,335
13,352,051
Canada — 3.8%
Canadian Government Bond
4.25%, 12/01/26 ............ CAD 1,329 1,241,904
4.00%, 12/01/31 ............ 1,412 1,454,953
3.00%, 12/01/36 ............ 1,299 1,310,430
2.00%, 12/01/41 ............ 1,321 1,214,422
1.50%, 12/01/44 ............ 1,523 1,304,456
1.25%, 12/01/47 ............ 1,428 1,173,826
0.50%, 12/01/50 ............ 1,337 926,126
0.25%, 12/01/54 ............ 186 117,281
8,743,398
France — 6.8%
French Republic
(a)
2.10%, 07/25/23
(b)
........... EUR 1,123 1,289,156
0.25%, 07/25/24 ............ 1,042 1,212,967
0.10%, 03/01/25 ............ 842 968,924
0.10%, 03/01/26
(b)
........... 476 561,868
1.85%, 07/25/27 ............ 1,244 1,631,814
0.10%, 03/01/28 ............ 1,032 1,232,965
0.10%, 03/01/29 ............ 400 485,293
3.40%, 07/25/29 ............ 601 895,978
0.70%, 07/25/30
(b)
........... 1,221 1,577,465
0.10%, 07/25/31
(b)
........... 298 367,675
0.10%, 03/01/32 ............ 145 177,315
3.15%, 07/25/32 ............ 941 1,514,031
0.10%, 03/01/36
(b)
........... 196 242,566
0.10%, 07/25/36
(b)
........... 643 807,222
1.80%, 07/25/40
(b)
........... 831 1,368,563
0.10%, 07/25/47
(b)
........... 758 1,016,685
0.10%, 07/25/53
(b)
........... 171 237,149
15,587,636
Germany — 2.4%
Federal Republic of Germany
(a)
0.10%, 04/15/23 ............ 1,000 1,116,429
0.10%, 04/15/26 ............ 1,035 1,225,846
0.50%, 04/15/30 ............ 1,308 1,699,095
0.10%, 04/15/33 ............ 271 353,366
0.10%, 04/15/46 ............ 692 1,097,574
5,492,310
United Kingdom — 2.5%
U.K. Treasury Inflation Linked Bonds
8.05%, 01/17/24
(a)
........... GBP 52 244,285
0.13%, 03/22/24
(a)
........... 75 103,940
0.13%, 03/22/26
(a)
........... 89 128,169
1.25%, 11/22/27
(a)
........... 168 266,581
0.13%, 08/10/28
(a)
........... 139 210,408
0.13%, 03/22/29
(a)
........... 105 160,795
9.60%, 07/22/30
(a)
........... 11 52,414
0.13%, 08/10/31
(a)
........... 170 273,887
1.25%, 11/22/32
(a)
........... 150 272,862
0.75%, 03/22/34
(a)
........... 55 97,565
3.48%, 01/26/35 ............ 15 54,787
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.13%, 11/22/36
(a)
........... GBP 160 $ 276,901
1.13%, 11/22/37
(a)
........... 138 274,096
0.13%, 03/22/39
(a)
........... 9 15,276
0.63%, 03/22/40
(a)
........... 117 225,135
0.13%, 08/10/41
(a)
........... 118 215,728
0.63%, 11/22/42
(a)
........... 69 139,621
0.13%, 03/22/44
(a)
........... 150 280,140
0.13%, 03/22/46
(a)
........... 125 239,038
0.75%, 11/22/47
(a)
........... 111 244,132
0.13%, 08/10/48
(a)
........... 49 96,049
0.50%, 03/22/50
(a)
........... 114 248,082
0.13%, 03/22/51
(a)
........... 23 46,427
0.25%, 03/22/52
(a)
........... 112 235,486
1.25%, 11/22/55
(a)
........... 101 279,170
0.13%, 11/22/56
(a)
........... 51 109,371
0.13%, 03/22/58
(a)
........... 80 175,604
0.38%, 03/22/62
(a)
........... 97 238,135
0.13%, 11/22/65
(a)
........... 66 162,873
0.13%, 03/22/68
(a)
........... 98 255,429
0.13%, 03/22/73
(a)
........... 5 13,919
5,636,305
Total Foreign Government Obligations — 21.4%
(Cost: $53,290,324) .............................. 48,811,700
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... USD 360 400,250
2.00%, 01/15/26 ............ 31 34,691
1.75%, 01/15/28 ............ 119 133,062
3.63%, 04/15/28 ............ 167 205,280
2.50%, 01/15/29 ............ 100 118,472
3.88%, 04/15/29 ............ 193 246,737
3.38%, 04/15/32 ............ 42 56,228
2.13%, 02/15/40 - 02/15/41 ..... 520 684,760
0.75%, 02/15/42 - 02/15/45 ..... 535 561,900
0.63%, 02/15/43 ............ 371 380,710
1.38%, 02/15/44 ............ 195 230,051
1.00%, 02/15/46 - 02/15/49 ..... 690 774,090
0.88%, 02/15/47 ............ 193 209,517
0.25%, 02/15/50 ............ 198 186,661
0.13%, 02/15/51 - 02/15/52 ..... 273 251,225
U.S. Treasury Inflation Linked Notes
0.63%, 04/15/23 - 01/15/26 ..... 1,445 1,509,996
0.38%, 07/15/23 - 07/15/27 ..... 1,940 2,021,335
0.13%, 07/15/24 - 01/15/32 ..... 5,151 5,294,652
0.25%, 01/15/25 - 07/15/29 ..... 1,768 1,832,162
0.50%, 01/15/28 ............ 681 711,008
0.75%, 07/15/28 ............ 644 685,652
0.88%, 01/15/29 ............ 617 660,281
Total U.S. Treasury Obligations — 7.5%
(Cost: $17,950,217) .............................. 17,188,720
Total Long-Term Investments — 28.9%
(Cost: $71,240,541) .............................. 66,000,420

BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.29%
(c)(d)
.... 18,073,277 $ 18,073,277
Total Money Market Funds — 7.9%
(Cost: $18,073,277) .............................. 18,073,277
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Bills
(e)
0.06%, 05/19/22 ............ USD 35,000 34,996,364
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.06%, 06/16/22 ............ USD 38,000 $ 37,978,892
1.80%, 03/23/23 ............ 10,000 9,837,421
Total U.S. Treasury Obligations — 36.2%
(Cost: $82,836,220) .............................. 82,812,677
Total Short-Term Securities — 44.1%
(Cost: $100,909,497) ............................. 100,885,954
Total Options Purchased — 0.2%
(Cost: $316,159 ) ................................ 449,013
Total Investments — 73.2%
(Cost: $172,466,197) ............................. 167,335,387
Other Assets Less Liabilities — 26.8% .................. 61,231,606
Net Assets — 100.0% .............................. $ 228,566,993
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Affiliate of the Fund.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 22,001,744 $ — $ (3,928,467) $ — $ — $ 18,073,277 18,073,277 $ 8,193 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Exchange Index .................................................. 138 05/20/22 $ 20,310 $ (348,503)
CAC 40 10 Euro Index ...................................................... 299 05/20/22 20,191 54,109
IBEX 35 Index ............................................................ 130 05/20/22 11,618 (47,073)
WTI Crude Oil
(a)
........................................................... 74 05/20/22 7,747 386,515
FTSE China A50 Index ...................................................... 2,024 05/30/22 27,106 1,136,024
WTI Crude Oil
(a)
........................................................... 69 05/31/22 7,393 (241,261)
Euro-Bund .............................................................. 269 06/08/22 43,586 (3,939,531)
TOPIX Index ............................................................. 101 06/09/22 14,748 (268,171)
Low Sulphur Gasoil
(a)
....................................................... 32 06/10/22 3,927 642,221
Australia 10 Year Bonds ..................................................... 552 06/15/22 48,416 (1,855,020)
FTSE/MIB Index .......................................................... 163 06/17/22 20,322 (396,700)
100 oz Gold
(a)
............................................................ 71 06/28/22 13,573 (296,599)
Long Gilt ............................................................... 379 06/28/22 56,445 (832,621)
(6,006,610)
Short Contracts
OMX Stockholm 30 Index .................................................... 273 05/20/22 5,651 85,907
Natural Gas
(a)
............................................................ 13 05/26/22 942 (17,436)
SGX NIFTY 50 Index ....................................................... 18 05/26/22 611 6,489
RBOB Gasoline
(a)
......................................................... 77 05/31/22 11,133 (648,710)
S&P/TSX 60 Index ......................................................... 1 06/16/22 195 2,380
SPI 200 Index ............................................................ 35 06/16/22 4,526 89,903
DAX Index .............................................................. 46 06/17/22 16,910 330,809
FTSE 100 Index .......................................................... 129 06/17/22 12,045 176,504
MSCI Hong Kong Equity Index ................................................. 244 06/17/22 15,663 (93,443)
S&P 500 E-Mini Index ...................................................... 22 06/17/22 4,540 274,747
Canada 10 Year Bond ...................................................... 547 06/21/22 53,804 260,578
U.S. Treasury 10 Year Note ................................................... 351 06/21/22 41,785 2,931,003
Silver
(a)
................................................................ 9 07/27/22 1,039 15,000
3,413,731
$ (2,592,879)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,814,884 AUD 5,095,000 Barclays Bank plc 05/03/22 $ 215,012
USD 3,818,560 AUD 5,095,000 Toronto Dominion Bank 05/03/22 218,688
USD 3,818,815 AUD 5,095,000 UBS AG 05/03/22 218,942
USD 3,818,801 AUD 5,094,350 Westpac Banking Corp. 05/03/22 219,388
USD 2,488,146 CAD 3,115,000 Barclays Bank plc 05/03/22 63,361
USD 2,487,729 CAD 3,115,000 Toronto Dominion Bank 05/03/22 62,944
USD 2,486,549 CAD 3,115,000 UBS AG 05/03/22 61,765
USD 2,488,846 CAD 3,117,080 Westpac Banking Corp. 05/03/22 62,441
USD 6,003,742 EUR 5,403,000 Barclays Bank plc 05/03/22 303,847
USD 5,674,789 EUR 5,105,000 Toronto Dominion Bank 05/03/22 289,270
USD 5,659,990 EUR 5,105,000 UBS AG 05/03/22 274,470
USD 5,654,215 EUR 5,099,874 Westpac Banking Corp. 05/03/22 274,103
USD 1,706,953 GBP 1,301,000 Barclays Bank plc 05/04/22 71,014
USD 1,582,824 GBP 1,205,000 Toronto Dominion Bank 05/04/22 67,600
USD 1,748,769 GBP 1,334,000 UBS AG 05/04/22 71,335
USD 1,574,364 GBP 1,200,499 Westpac Banking Corp. 05/04/22 64,800
BRL 45,355,000
(a)
USD 8,741,953 Bank of America NA 06/15/22 304,903

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 72,135,000
(a)
USD 13,869,593 Citibank NA 06/15/22 $ 519,007
INR 3,134,978,000
(a)
USD 40,100,771 BNP Paribas SA 06/15/22 644,178
INR 377,624,000
(a)
USD 4,906,310 Deutsche Bank AG 06/15/22 1,625
USD 39,553,447
(a)
AUD 53,305,000 Morgan Stanley & Co. International plc 06/15/22 1,860,448
USD 4,251,271
(a)
BRL 20,127,000 Bank of America NA 06/15/22 236,585
USD 17,333,549
(a)
CAD 21,816,000 Morgan Stanley & Co. International plc 06/15/22 353,256
USD 2,855,702
(a)
CHF 2,666,000 Morgan Stanley & Co. International plc 06/15/22 108,784
USD 49,130,215
(a)
CNY 314,762,000 Morgan Stanley & Co. International plc 06/15/22 1,893,650
USD 77,987,946
(a)
EUR 71,000,000 Morgan Stanley & Co. International plc 06/15/22 2,931,256
USD 27,140,416
(a)
GBP 20,804,000 Morgan Stanley & Co. International plc 06/15/22 978,956
USD 314,907
(a)
HKD 2,460,000 Morgan Stanley & Co. International plc 06/15/22 1,104
USD 2,509,204
(a)
INR 192,549,000 Barclays Bank plc 06/15/22 6,667
USD 6,368,778
(a)
JPY 737,939,000 Morgan Stanley & Co. International plc 06/15/22 673,496
USD 408,484
(a)
KRW 505,115,000 Bank of America NA 06/15/22 8,605
USD 629,541
(a)
KRW 773,278,000 Barclays Bank plc 06/15/22 17,368
USD 797,950
(a)
KRW 982,101,000 HSBC Bank plc 06/15/22 20,460
USD 842,905
(a)
KRW 1,027,577,000 JPMorgan Chase Bank NA 06/15/22 29,413
USD 40,521,640
(a)
KRW 49,961,967,000 Standard Chartered Bank 06/15/22 968,750
USD 8,493,834
(a)
MXN 173,387,000 Morgan Stanley & Co. International plc 06/15/22 69,804
USD 312,388
(a)
NOK 2,822,000 Morgan Stanley & Co. International plc 06/15/22 11,476
USD 41,292,086
(a)
NZD 60,371,000 Morgan Stanley & Co. International plc 06/15/22 2,320,695
USD 881,291 SEK 8,328,000 JPMorgan Chase Bank NA 06/15/22 32,126
USD 1,221,771
(a)
SEK 11,526,000 Morgan Stanley & Co. International plc 06/15/22 46,522
USD 438,018
(a)
SGD 597,000 Morgan Stanley & Co. International plc 06/15/22 6,357
USD 32,805,789
(a)
TWD 944,780,000 Barclays Bank plc 06/15/22 609,321
USD 18,254,201
(a)
TWD 519,688,000 Citibank NA 06/15/22 544,133
USD 7,499,573
(a)
TWD 210,858,000 Goldman Sachs International 06/15/22 313,897
18,051,822
AUD 819,000 USD 615,237 Barclays Bank plc 05/03/22 (36,572)
AUD 244,000 USD 182,825 UBS AG 05/03/22 (10,426)
CAD 397,000 USD 317,796 Barclays Bank plc 05/03/22 (8,762)
CAD 97,000 USD 77,571 UBS AG 05/03/22 (2,065)
EUR 482,000 USD 532,415 UBS AG 05/03/22 (23,929)
GBP 226,000 USD 297,513 Barclays Bank plc 05/04/22 (13,330)
AUD 30,842,000
(a)
USD 22,932,415 Morgan Stanley & Co. International plc 06/15/22 (1,123,440)
BRL 14,382,000
(a)
USD 2,979,719 BNP Paribas SA 06/15/22 (110,975)
BRL 23,965,000
(a)
USD 4,999,002 Citibank NA 06/15/22 (218,758)
BRL 4,828,600
(a)
USD 1,000,000 Goldman Sachs International 06/15/22 (36,850)
BRL 42,367,400
(a)
USD 8,746,980 HSBC Bank plc 06/15/22 (296,054)
CAD 97,550,000
(a)
USD 76,885,019 Morgan Stanley & Co. International plc 06/15/22 (957,825)
CHF 1,616,000
(a)
USD 1,751,458 Morgan Stanley & Co. International plc 06/15/22 (86,410)
CNY 292,012,000
(a)
USD 45,524,313 Morgan Stanley & Co. International plc 06/15/22 (1,701,857)
EUR 23,515,000
(a)
USD 25,697,878 Morgan Stanley & Co. International plc 06/15/22 (839,313)
GBP 30,907,000
(a)
USD 40,555,337 Morgan Stanley & Co. International plc 06/15/22 (1,689,147)
INR 337,247,000
(a)
USD 4,414,687 Citibank NA 06/15/22 (31,526)
INR 168,233,000
(a)
USD 2,192,104 HSBC Bank plc 06/15/22 (5,599)
JPY 4,202,473,000
(a)
USD 35,245,762 Morgan Stanley & Co. International plc 06/15/22 (2,811,824)
KRW 3,429,990,000
(a)
USD 2,816,161 Citibank NA 06/15/22 (100,776)
KRW 899,590,000
(a)
USD 743,537 Morgan Stanley & Co. International plc 06/15/22 (31,368)
MXN 439,326,000
(a)
USD 21,706,951 Morgan Stanley & Co. International plc 06/15/22 (362,242)
NZD 44,424,000
(a)
USD 30,268,356 Morgan Stanley & Co. International plc 06/15/22 (1,591,259)
SEK 21,613,000 USD 2,294,649 JPMorgan Chase Bank NA 06/15/22 (90,880)
SEK 14,430,000
(a)
USD 1,554,748 Morgan Stanley & Co. International plc 06/15/22 (83,393)
TWD 184,085,000
(a)
USD 6,317,912 BNP Paribas SA 06/15/22 (44,613)
TWD 167,031,000
(a)
USD 5,773,626 HSBC Bank plc 06/15/22 (81,498)
TWD 356,918,000
(a)
USD 12,499,576 Standard Chartered Bank 06/15/22 (336,428)
USD 1,479,281
(a)
CAD 1,901,000 Morgan Stanley & Co. International plc 06/15/22 (346)
USD 10,672,214
(a)
INR 821,419,000 Barclays Bank plc 06/15/22 (3,674)
USD 1,778,148
(a)
KRW 2,234,616,000 Barclays Bank plc 06/15/22 (20,365)
USD 10,621,046
(a)
MXN 224,131,000 Morgan Stanley & Co. International plc 06/15/22 (268,387)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,402,185
(a)
SEK 23,968,000 Morgan Stanley & Co. International plc 06/15/22 $ (41,712)
(13,061,603)
$ 4,990,219
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.71% Semi-Annual 1 day SOFR Annual Bank of America NA 07/12/22 2.71 % USD 9,882 $ 212,951
10-Year Interest Rate Swap
(a)
1.70% Annual
6 month
EURIBOR Semi-Annual Citibank NA 07/12/22 1.70 EUR 10,749 236,062
$ 449,013
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V1 ..... 5.00 % Quarterly 06/20/27 NR USD 13,680 $ 284,024 $ 614,369 $ (330,345)
ITRAXX.EUR.
CROSSOVER.37.V1 . 5.00 Quarterly 06/20/27 NR EUR 12,944 499,465 900,981 (401,516)
$ 783,489 $ 1,515,350 $ (731,861)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures May
2022 ................ TWD 16,564,140 Merrill Lynch International & Co. 05/18/22 TWD 16,564 $ — $ — $ —
Taiwan Capitalization Weighted
Stock Index Futures May
2022 ................ TWD 488,939,705 Merrill Lynch International & Co. 05/18/22 TWD 488,940 (386,996) — (386,996)
KOSPI 200 Index Futures June
2022 ................ KRW (437,425,000) Merrill Lynch International & Co. 06/09/22 KRW 437,425 (5,633) — (5,633)
KOSPI 200 Index Futures June
2022 ................ KRW (11,356,840,725) Merrill Lynch International & Co. 06/09/22 KRW 11,356,841 (88,582) — (88,582)
KOSPI 200 Index Futures June
2022 ................ KRW (885,628,250) Merrill Lynch International & Co. 06/09/22 KRW 885,628 (2,684) — (2,684)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures June
2022 ................ KRW (1,961,545,300) Merrill Lynch International & Co. 06/09/22 KRW 1,961,545 $ 4,574 $ — $ 4,574
KOSPI 200 Index Futures June
2022 ................ KRW (2,606,691,100) Merrill Lynch International & Co. 06/09/22 KRW 2,606,691 22,764 — 22,764
KOSPI 200 Index Futures June
2022 ................ KRW (990,214,500) Merrill Lynch International & Co. 06/09/22 KRW 990,215 9,805 — 9,805
KOSPI 200 Index Futures June
2022 ................ KRW (1,397,920,400) Merrill Lynch International & Co. 06/09/22 KRW 1,397,920 — — —
KOSPI 200 Index Futures June
2022 ................ KRW (8,912,543,250) Merrill Lynch International & Co. 06/09/22 KRW 8,912,543 (123,612) — (123,612)
BOVESPA Index Futures June
2022 ................ BRL (1,439,225) Merrill Lynch International & Co. 06/15/22 BRL 1,439 4,798 — 4,798
BOVESPA Index Futures June
2022 ................ BRL (7,290,186) Merrill Lynch International & Co. 06/15/22 BRL 7,290 43,014 — 43,014
BOVESPA Index Futures June
2022 ................ BRL (7,300,919) Merrill Lynch International & Co. 06/15/22 BRL 7,301 89,233 — 89,233
BOVESPA Index Futures June
2022 ................ BRL (1,412,916) Merrill Lynch International & Co. 06/15/22 BRL 1,413 21,500 — 21,500
BOVESPA Index Futures June
2022 ................ BRL (10,153,601) Merrill Lynch International & Co. 06/15/22 BRL 10,154 181,712 — 181,712
Swiss Market Index Futures June
2022 ................ CHF 363,439 HSBC Bank plc 06/17/22 CHF 363 — — —
Swiss Market Index Futures June
2022 ................ CHF 1,360,478 HSBC Bank plc 06/17/22 CHF 1,360 (31,435) — (31,435)
Swiss Market Index Futures June
2022 ................ CHF 15,457,569 HSBC Bank plc 06/17/22 CHF 15,458 639,559 — 639,559
$ 378,017 $ — $ 378,017
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ (200,750) $ 440,522
(c)
$ 163,392 46.6%
Monthly BNP Paribas SA
(d)
12/31/49 (723,323) 1,028,108
(e)
174,513 55.1
Monthly Citibank NA
(f)
02/24/23-02/27/23 70,937 61,985
(g)
134,368 19.6
Monthly
Goldman Sachs
International
(h)
02/27/23-03/01/23 (586,781) 772,350
(i)
158,314 36.4
Monthly
JPMorgan Chase
Bank NA
(j)
02/08/23 34,223 91,559
(k)
136,447 4.0
Monthly
Merrill Lynch
International & Co.
(l)
02/15/23 (106,200) 357,645
(m)
214,754 20.1
$ 2,752,169 $ 981,788
(b) (d) (f)
Range: 15-450 basis points 18-350 basis points 6-597 basis points
Benchmarks: Copenhagen Interbank Swap Rate 1 Month Bank of Canada Overnight Repo Rate Bank of Canada Overnight Repo Rate
Euro Overnight Short Term Rate Danish Annualized Overnight Deposit MID Rate Copenhagen Interbank Swap Rate 1 Week
Hong Kong Overnight Index Swap Rate Euro Overnight Short Term Rate Euro Overnight Short Term Rate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
(c)
Amount includes $76,380 of net dividends and financing fees.
(e)
Amount includes $130,272 of net dividends and financing fees.
(g)
Amount includes $(1,446) of net dividends and financing fees.
(i)
Amount includes $27,255 of net dividends and financing fees.
(k)
Amount includes $(10,665) of net dividends and financing fees.
(m)
Amount includes $36,691 of net dividends and financing fees.
New Zealand Bank Bill Rates 1 Month Hong Kong Overnight Index Swap Rate Hong Kong Overnight Index Swap Rate
Norway Interbank Offer Rate 1 Month New Zealand Official Overnight Deposit Rate Israel Tel Aviv Interbank Offer Rate 1 Month
Reserve Bank of Australia Overnight Cash Rate Norwegian Overnight Weighted Average Norway Interbank Offer Rate 1 Week
Singapore Overnight Rate Average Reserve Bank of Australia Overnight Cash Rate Reserve Bank of Australia Overnight Cash Rate
Sterling Overnight Index Average Singapore Overnight Rate Average Singapore Overnight Rate Average
Stockholm Interbank Offer Rate 1 Month Sterling Overnight Index Average Sterling Overnight Index Average
Swiss Average Rate Overnight Stockholm Interbank Offer Rate 1 Week Stockholm Interbank Offer Rate 1 Week
Tokyo Overnight Average Rate Swiss Average Rate Overnight Swiss Average Rate Overnight
USD Overnight Bank Funding Rate Tokyo Overnight Average Rate Tokyo Overnight Average Rate
USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
(h) (j) (l)
Range: 0-182 basis points 15-35 basis points 0-82 basis points
Benchmarks: Bank of Canada Overnight Repo Rate Bank of Canada Overnight Lending Rate Bank of Canada Overnight Lending Rate
Danish Tom/Next Reference Rate Canada Overnight Interbank Rate Copenhagen Interbank Swap Rate 1 Week
Euro Overnight Short Term Rate USD Overnight Bank Funding Rate Euro Overnight Short Term Rate
Hong Kong Overnight Index Swap Rate Israel Tel Aviv Interbank Offer Rate 1 Month
Israel Tel Aviv Interbank Offer Rate Overnight New Zealand Bank Bill Rates 1 Month
New Zealand Overnight Deposit Rate Norway Interbank Offer Rate 1 Week
Norwegian Overnight Weighted Average Reserve Bank of Australia Overnight Cash Rate
Reserve Bank of Australia Overnight Cash Rate Sterling Overnight Index Average
Singapore Overnight Rate Average Stockholm Interbank Offer Rate 1 Week
Sterling Overnight Index Average Swiss Average Rate Overnight
Stockholm Interbank Offer Rate Overnight Tokyo Overnight Average Rate
Swiss Average Rate Overnight USD Overnight Bank Funding Rate
Tokyo Overnight Average Rate
U.S. Federal Reserve Overnight Effective Federal
Funds Rate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date June 16, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Ampol Ltd. .............. 2,300 $ 54,076 33.1%
Aristocrat Leisure Ltd. ...... 5,473 126,986 77.7
Aurizon Holdings Ltd. ...... 7,481 21,127 12.9
BHP Group Ltd. .......... 9,745 325,633 199.3
BlueScope Steel Ltd. ....... 4,185 59,492 36.4
Brambles Ltd. ............ 30,871 227,961 139.5
Cochlear Ltd. ............ 132 21,261 13.0
Coles Group Ltd. ......... 12,892 169,513 103.7
IDP Education Ltd. ........ 1,953 36,231 22.2
QBE Insurance Group Ltd. ... 3,001 25,891 15.8
REA Group Ltd. .......... 666 59,666 36.5
Rio Tinto Ltd. ............ 162 12,815 7.8
Tabcorp Holdings Ltd. ...... 22,879 87,494 53.5
1,228,146
Austria
Mondi plc ............... 2,339 43,941 26.9
OMV AG ............... 1,795 91,756 56.1
135,697
Belgium
Elia Group SA/NV ......... 283 45,047 27.6
Groupe Bruxelles Lambert SA . 2,401 226,559 138.7
KBC Group NV ........... 64 4,354 2.7
UCB SA ............... 1,623 184,491 112.9
Umicore SA ............. 773 29,717 18.2
490,168
Denmark
AP Moller - Maersk A/S, Class B 48 138,923 85.0
Coloplast A/S, Class B ...... 1,232 165,986 101.6
DSV A/S ............... 310 50,825 31.1
Genmab A/S ............ 153 53,801 32.9
Novo Nordisk A/S, Class B ... 2,354 268,889 164.6
Novozymes A/S, Class B .... 322 22,446 13.7
Pandora A/S ............ 1,144 100,450 61.5
801,320
Finland
Kesko OYJ, Class B ....... 623 15,685 9.6
Neste OYJ .............. 243 10,427 6.4
Nokia OYJ .............. 4,544 23,038 14.1
Stora Enso OYJ, Class R .... 1,345 26,469 16.2
75,619
France
Arkema SA ............. 1,228 139,924 85.6
BioMerieux ............. 201 19,136 11.7
BNP Paribas SA .......... 1,732 89,807 55.0
Bureau Veritas SA ......... 1,947 55,931 34.2
Credit Agricole SA ......... 8,278 89,386 54.7
Dassault Systemes SE ..... 1,751 77,437 47.4
Eiffage SA .............. 1,134 111,981 68.5
Engie SA ............... 2,754 32,498 19.9
Eurazeo SE ............. 354 27,201 16.7
Hermes International ....... 80 98,645 60.4
Kering SA .............. 106 56,400 34.5
La Francaise des Jeux SAEM . 601 22,442 13.7
L'Oreal SA .............. 554 201,551 123.4
Orange SA .............. 25,196 299,968 183.6
Pernod Ricard SA ......... 692 142,818 87.4
Shares Value
% of Basket
Value
France (continued)
Publicis Groupe SA ........ 4,006 $ 240,507 147.2%
Sanofi ................. 1,192 125,988 77.1
Societe Generale SA ....... 7,695 184,942 113.2
Sodexo SA ............. 886 66,650 40.8
Teleperformance .......... 131 47,017 28.8
Vivendi SE .............. 5,710 65,583 40.1
2,195,812
Germany
Allianz SE (Registered) ..... 961 216,834 132.7
Bayer AG (Registered) ...... 2,095 138,000 84.5
Beiersdorf AG ............ 1,756 176,373 107.9
Covestro AG ............ 1,217 52,399 32.1
Deutsche Boerse AG ....... 801 139,450 85.4
Deutsche Post AG (Registered) 6,775 289,445 177.2
E.ON SE ............... 16,756 174,379 106.7
Evonik Industries AG ....... 3,699 96,752 59.2
GEA Group AG ........... 1,142 44,454 27.2
HeidelbergCement AG ...... 381 21,948 13.4
LEG Immobilien SE ........ 1,246 127,753 78.2
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 531 126,453 77.4
SAP SE ................ 1,179 119,487 73.1
Siemens AG (Registered) .... 338 41,559 25.4
Symrise AG ............. 475 56,522 34.6
Vonovia SE ............. 188 7,490 4.6
1,829,298
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 88,129 53.9
New World Development Co.
Ltd. ................ 16,000 61,197 37.5
Power Assets Holdings Ltd. .. 8,500 57,248 35.0
Sun Hung Kai Properties Ltd. . 8,000 92,137 56.4
298,711
Ireland
Smurfit Kappa Group plc .... 2,611 110,330 67.5
Italy
Coca-Cola HBC AG ........ 4,393 89,063 54.5
Enel SpA ............... 32,509 211,403 129.4
Eni SpA ................ 7,653 106,980 65.5
Moncler SpA ............ 326 16,983 10.4
Poste Italiane SpA ......... 2,935 28,760 17.6
453,189
Japan
Aisin Corp. .............. 400 11,620 7.1
Ajinomoto Co., Inc. ........ 2,000 51,963 31.8
Asahi Kasei Corp. ......... 22,400 183,785 112.5
Astellas Pharma, Inc. ....... 3,200 48,722 29.8
Brother Industries Ltd. ...... 3,800 66,042 40.4
Chugai Pharmaceutical Co. Ltd. 2,200 65,923 40.3
Dai Nippon Printing Co. Ltd. .. 2,300 48,065 29.4
Dai-ichi Life Holdings, Inc. ... 2,200 44,053 27.0
Daiwa House Industry Co. Ltd. 3,400 81,737 50.0
Denso Corp. ............ 3,300 201,119 123.1
Dentsu Group, Inc. ........ 800 28,833 17.6
ENEOS Holdings, Inc. ...... 23,900 84,095 51.5
Fuji Electric Co. Ltd. ....... 800 35,081 21.5
FUJIFILM Holdings Corp. .... 1,000 54,971 33.6
Fujitsu Ltd. .............. 500 75,575 46.3
Hankyu Hanshin Holdings, Inc. 900 23,752 14.5
Hirose Electric Co. Ltd. ..... 300 38,062 23.3
Hitachi Ltd. ............. 400 18,971 11.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Japan (continued)
Honda Motor Co. Ltd. ...... 5,600 $ 147,300 90.1%
Ibiden Co. Ltd. ........... 800 29,897 18.3
Isuzu Motors Ltd. ......... 9,200 107,325 65.7
Ito En Ltd. .............. 400 16,438 10.1
ITOCHU Corp. ........... 3,400 102,615 62.8
Japan Tobacco, Inc. ....... 17,500 297,706 182.2
JSR Corp. .............. 700 19,009 11.6
Kajima Corp. ............ 10,900 121,475 74.3
KDDI Corp. ............. 6,600 218,557 133.8
Kikkoman Corp. .......... 1,200 67,441 41.3
Lawson, Inc. ............ 1,100 40,458 24.8
Lixil Corp. .............. 5,400 94,977 58.1
Marubeni Corp. ........... 2,700 29,472 18.0
Mazda Motor Corp. ........ 24,000 170,418 104.3
McDonald's Holdings Co. Japan
Ltd. ................ 2,700 107,117 65.6
Mitsubishi Electric Corp. ..... 25,100 262,905 160.9
Mitsubishi Estate Co. Ltd. .... 1,900 27,676 16.9
Mitsubishi Gas Chemical Co.,
Inc. ................. 4,800 70,094 42.9
Mitsui Chemicals, Inc. ...... 5,200 118,809 72.7
Mizuho Financial Group, Inc. .. 37,000 449,280 275.0
Murata Manufacturing Co. Ltd. 1,000 59,607 36.5
NEC Corp. .............. 800 31,037 19.0
NGK Insulators Ltd. ........ 13,500 181,597 111.1
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,000 58,631 35.9
Nippon Telegraph & Telephone
Corp. ............... 10,300 303,534 185.8
Nissan Chemical Corp. ..... 400 21,129 12.9
Nitto Denko Corp. ......... 2,600 174,515 106.8
Nomura Real Estate Holdings,
Inc. ................. 5,300 129,138 79.0
Olympus Corp. ........... 1,500 26,402 16.2
Ono Pharmaceutical Co. Ltd. . 2,600 66,795 40.9
Osaka Gas Co. Ltd. ........ 12,700 228,897 140.1
Otsuka Holdings Co. Ltd. .... 3,100 104,168 63.8
Panasonic Holdings Corp. ... 5,700 50,805 31.1
Recruit Holdings Co. Ltd. .... 2,500 90,704 55.5
Resona Holdings, Inc. ...... 44,900 195,244 119.5
Santen Pharmaceutical Co. Ltd. 1,600 13,015 8.0
Secom Co. Ltd. ........... 800 56,284 34.4
Seiko Epson Corp. ........ 2,600 36,628 22.4
Sekisui Chemical Co. Ltd. .... 3,300 44,686 27.3
Sekisui House Ltd. ........ 1,200 20,842 12.8
Sohgo Security Services Co.
Ltd. ................ 1,000 27,779 17.0
Sompo Holdings, Inc. ...... 1,700 69,207 42.4
Subaru Corp. ............ 3,300 50,077 30.6
Sumitomo Chemical Co. Ltd. .. 31,200 132,669 81.2
Sumitomo Mitsui Financial
Group, Inc. ........... 8,000 241,712 147.9
Suntory Beverage & Food Ltd. 4,600 181,245 110.9
Suzuki Motor Corp. ........ 500 15,073 9.2
Taisei Corp. ............. 2,200 59,594 36.5
Tokyo Electron Ltd. ........ 400 168,779 103.3
Tokyo Gas Co. Ltd. ........ 14,500 277,740 170.0
TOPPAN, Inc. ............ 3,900 64,466 39.5
Toray Industries, Inc. ....... 23,000 109,004 66.7
Toshiba Corp. ............ 600 24,917 15.2
Tosoh Corp. ............. 6,900 95,279 58.3
TOTO Ltd. .............. 2,500 84,247 51.6
Toyo Suisan Kaisha Ltd. ..... 1,100 33,964 20.8
USS Co. Ltd. ............ 1,600 26,637 16.3
Shares Value
% of Basket
Value
Japan (continued)
Yamaha Motor Co. Ltd. ..... 5,200 $ 107,358 65.7%
7,324,743
Netherlands
ASML Holding NV ......... 263 149,263 91.4
EXOR NV .............. 1,331 92,364 56.5
Koninklijke DSM NV ....... 109 18,324 11.2
Koninklijke KPN NV ........ 38,686 133,490 81.7
Koninklijke Philips NV ...... 2,589 67,653 41.4
NN Group NV ............ 5,264 257,839 157.8
Randstad NV ............ 1,839 97,245 59.5
816,178
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,252 30,947 18.9
Spark New Zealand Ltd. ..... 29,439 93,106 57.0
124,053
Norway
Orkla ASA .............. 6,047 49,069 30.0
Singapore
DBS Group Holdings Ltd. .... 3,000 72,782 44.5
Singapore Telecommunications
Ltd. ................ 26,400 52,689 32.3
STMicroelectronics NV ..... 549 20,284 12.4
United Overseas Bank Ltd. ... 16,000 342,500 209.6
488,255
South Africa
Anglo American plc ........ 266 11,781 7.2
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 28,147 147,694 90.4
Banco Santander SA ....... 49,601 144,952 88.7
Iberdrola SA ............. 6,271 72,059 44.1
Industria de Diseno Textil SA .. 3,235 67,829 41.5
Repsol SA .............. 2,278 33,983 20.8
466,517
Sweden
Alfa Laval AB ............ 3,039 84,594 51.8
Assa Abloy AB, Class B ..... 792 20,016 12.3
Boliden AB .............. 3,396 147,255 90.1
Husqvarna AB, Class B ..... 4,097 39,164 24.0
Sandvik AB ............. 3,155 59,719 36.6
Skanska AB, Class B ....... 3,228 61,662 37.7
Swedbank AB, Class A ...... 3,417 54,054 33.1
Swedish Match AB ........ 21,712 172,931 105.8
Tele2 AB, Class B ......... 3,769 49,955 30.6
Telia Co. AB ............. 7,091 29,432 18.0
Volvo AB, Class B ......... 1,604 25,589 15.7
744,371
Switzerland
Adecco Group AG (Registered) 2,094 80,807 49.5
Baloise Holding AG (Registered) 135 23,482 14.4
Geberit AG (Registered) ..... 233 132,874 81.3
Givaudan SA (Registered) ... 15 59,618 36.5
Holcim AG .............. 1,636 79,993 49.0
Julius Baer Group Ltd. ...... 372 17,777 10.9
Kuehne + Nagel International AG
(Registered) ........... 954 266,878 163.3
Nestle SA (Registered) ..... 346 44,667 27.3
Novartis AG (Registered) .... 4,599 406,410 248.7
Roche Holding AG ........ 506 187,632 114.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Switzerland (continued)
SGS SA (Registered) ....... 67 $ 172,158 105.4%
Straumann Holding AG
(Registered) ........... 810 95,492 58.4
Swiss Life Holding AG
(Registered) ........... 392 229,209 140.3
Swisscom AG (Registered) ... 210 124,173 76.0
UBS Group AG (Registered) .. 10,192 173,026 105.9
Zurich Insurance Group AG .. 1,060 482,586 295.4
2,576,782
United Kingdom
Ashtead Group plc ........ 989 51,138 31.3
Auto Trader Group plc ...... 1,472 11,617 7.1
BAE Systems plc ......... 7,786 71,917 44.0
Barratt Developments plc .... 17,937 109,739 67.2
Berkeley Group Holdings plc .. 603 30,582 18.7
BP plc ................. 24,827 119,860 73.4
British American Tobacco plc . 3,141 131,647 80.6
Coca-Cola Europacific Partners
plc ................. 699 34,915 21.4
Croda International plc ...... 892 86,637 53.0
DCC plc ............... 1,134 85,922 52.6
Diageo plc .............. 3,929 196,013 120.0
Entain plc .............. 1,857 34,894 21.4
Experian plc ............. 1,269 43,824 26.8
InterContinental Hotels Group
plc ................. 4,247 271,127 165.9
Intertek Group plc ......... 1,882 117,277 71.8
J Sainsbury plc ........... 21,157 61,731 37.8
JD Sports Fashion plc ...... 33,444 55,105 33.7
Johnson Matthey plc ....... 1,021 28,086 17.2
Kingfisher plc ............ 34,686 109,385 66.9
Legal & General Group plc ... 5,996 18,690 11.4
Next plc ................ 446 33,406 20.4
Persimmon plc ........... 1,135 29,560 18.1
RELX plc ............... 5,671 168,942 103.4
Sage Group plc (The) ...... 10,760 98,740 60.4
St James's Place plc ....... 1,183 19,010 11.6
Tesco plc ............... 18,527 62,942 38.5
United Utilities Group plc .... 5,012 72,025 44.1
Whitbread plc ............ 673 23,492 14.4
WPP plc ............... 20,206 251,865 154.1
2,430,088
United States
3M Co. ................ 316 45,574 27.9
A O Smith Corp. .......... 861 50,308 30.8
ABIOMED, Inc. ........... 184 52,731 32.3
Accenture plc, Class A ...... 154 46,255 28.3
Adobe, Inc. ............. 1,064 421,291 257.8
Advanced Micro Devices, Inc. . 1,352 115,623 70.8
Agilent Technologies, Inc. .... 3,505 418,041 255.9
Airbnb, Inc., Class A ....... 946 144,937 88.7
Align Technology, Inc. ...... 147 42,617 26.1
Ally Financial, Inc. ......... 1,361 54,386 33.3
Amazon.com, Inc. ......... 26 64,626 39.6
AMERCO .............. 132 70,683 43.3
American Water Works Co., Inc. 923 142,216 87.0
Ameriprise Financial, Inc. .... 334 88,674 54.3
ANSYS, Inc. ............. 66 18,196 11.1
Apple, Inc. .............. 4,432 698,705 427.6
Applied Materials, Inc. ...... 3,360 370,776 226.9
Archer-Daniels-Midland Co. .. 4,975 445,561 272.7
Arista Networks, Inc. ....... 508 58,710 35.9
Assurant, Inc. ............ 595 108,219 66.2
Shares Value
% of Basket
Value
United States (continued)
Autodesk, Inc. ........... 711 $ 134,578 82.4%
Automatic Data Processing, Inc. 267 58,254 35.7
Avery Dennison Corp. ...... 705 127,323 77.9
Baker Hughes Co. ......... 6,423 199,241 121.9
Bank of New York Mellon Corp.
(The) ............... 2,941 123,698 75.7
Best Buy Co., Inc. ......... 368 33,094 20.3
Booking Holdings, Inc. ...... 30 66,309 40.6
Booz Allen Hamilton Holding
Corp. ............... 948 77,385 47.4
BorgWarner, Inc. .......... 927 34,141 20.9
Bunge Ltd. .............. 1,352 152,938 93.6
Cadence Design Systems, Inc. 5,806 875,835 536.0
Capital One Financial Corp. .. 405 50,471 30.9
Cardinal Health, Inc. ....... 2,475 143,674 87.9
Carlyle Group, Inc. (The) .... 2,352 85,354 52.2
CBRE Group, Inc., Class A ... 284 23,583 14.4
CDW Corp. ............. 497 81,100 49.6
Chipotle Mexican Grill, Inc. ... 21 30,568 18.7
Cintas Corp. ............. 139 55,219 33.8
Citigroup, Inc. ............ 2,274 109,630 67.1
CMS Energy Corp. ........ 2,421 166,298 101.8
Coca-Cola Co. (The) ....... 1,706 110,225 67.5
Cognex Corp. ............ 817 55,254 33.8
Cognizant Technology Solutions
Corp., Class A ......... 2,105 170,295 104.2
Colgate-Palmolive Co. ...... 2,741 211,194 129.3
ConocoPhillips ........... 1,626 155,316 95.1
Consolidated Edison, Inc. .... 863 80,035 49.0
Constellation Energy Corp. ... 957 56,664 34.7
Copart, Inc. ............. 748 85,010 52.0
Corteva, Inc. ............ 5,872 338,756 207.3
Cummins, Inc. ........... 1,559 294,947 180.5
CVS Health Corp. ......... 3,041 292,331 178.9
Darden Restaurants, Inc. .... 180 23,711 14.5
Dexcom, Inc. ............ 125 51,073 31.3
Diamondback Energy, Inc. ... 316 39,889 24.4
DocuSign, Inc. ........... 229 18,549 11.4
Dominion Energy, Inc. ...... 2,996 244,593 149.7
Domino's Pizza, Inc. ....... 169 57,122 35.0
Dover Corp. ............. 305 40,657 24.9
DR Horton, Inc. ........... 369 25,679 15.7
Dropbox, Inc., Class A ...... 16,467 358,157 219.2
DTE Energy Co. .......... 1,702 223,030 136.5
Duke Energy Corp. ........ 1,161 127,896 78.3
DuPont de Nemours, Inc. .... 3,998 263,588 161.3
eBay, Inc. .............. 3,238 168,117 102.9
Ecolab, Inc. ............. 437 74,002 45.3
Edison International ........ 1,016 69,891 42.8
Edwards Lifesciences Corp. .. 6,025 637,325 390.1
Electronic Arts, Inc. ........ 1,849 218,274 133.6
Eli Lilly & Co. ............ 394 115,099 70.4
Emerson Electric Co. ....... 1,271 114,619 70.1
EOG Resources, Inc. ....... 776 90,606 55.5
Equifax, Inc. ............. 115 23,405 14.3
Equitable Holdings, Inc. ..... 2,574 74,208 45.4
Estee Lauder Cos., Inc. (The),
Class A .............. 803 212,040 129.8
Eversource Energy ........ 664 58,034 35.5
Exelon Corp. ............ 5,435 254,249 155.6
Expedia Group, Inc. ........ 396 69,201 42.4
Expeditors International of
Washington, Inc. ........ 3,080 305,136 186.7
FactSet Research Systems, Inc. 265 106,925 65.4
Fair Isaac Corp. .......... 424 158,368 96.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Fastenal Co. ............ 1,082 $ 59,845 36.6%
FedEx Corp. ............ 737 146,471 89.6
Ferguson plc ............ 861 108,012 66.1
First Republic Bank ........ 188 28,053 17.2
FMC Corp. .............. 175 23,195 14.2
Fortinet, Inc. ............. 305 88,148 53.9
Fortive Corp. ............ 2,770 159,275 97.5
Fortune Brands Home & Security,
Inc. ................. 755 53,794 32.9
Garmin Ltd. ............. 3,325 364,886 223.3
Genuine Parts Co. ........ 1,422 184,931 113.2
Gilead Sciences, Inc. ....... 4,025 238,844 146.2
Hartford Financial Services
Group, Inc. (The) ....... 678 47,413 29.0
Henry Schein, Inc. ......... 464 37,630 23.0
Hershey Co. (The) ........ 1,870 422,190 258.4
Hewlett Packard Enterprise Co. 4,179 64,398 39.4
Hologic, Inc. ............. 1,745 125,623 76.9
Home Depot, Inc. (The) ..... 111 33,344 20.4
HP, Inc. ................ 1,856 67,985 41.6
HubSpot, Inc. ............ 56 21,248 13.0
IDEX Corp. ............. 109 20,690 12.7
IDEXX Laboratories, Inc. .... 671 288,852 176.8
Illinois Tool Works, Inc. ...... 2,204 434,430 265.9
Incyte Corp. ............. 2,166 162,363 99.4
Intel Corp. .............. 7,706 335,905 205.6
Intercontinental Exchange, Inc. 215 24,899 15.2
Interpublic Group of Cos., Inc.
(The) ............... 4,640 151,357 92.6
Intuit, Inc. .............. 860 360,125 220.4
Invesco Ltd. ............. 1,068 19,630 12.0
Jacobs Engineering Group, Inc. 472 65,396 40.0
James Hardie Industries plc,
CDI ................ 11,251 324,347 198.5
JB Hunt Transport Services, Inc. 2,051 350,413 214.5
Johnson & Johnson ........ 128 23,099 14.1
Johnson Controls International
plc ................. 2,506 150,034 91.8
JPMorgan Chase & Co. ..... 405 48,341 29.6
Juniper Networks, Inc. ...... 5,961 187,891 115.0
Keysight Technologies, Inc. ... 2,666 373,960 228.9
KLA Corp. .............. 385 122,915 75.2
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 97,408 59.6
Kroger Co. (The) .......... 437 23,581 14.4
Laboratory Corp. of America
Holdings ............. 278 66,798 40.9
Lam Research Corp. ....... 439 204,469 125.1
Lennar Corp., Class A ...... 41 3,136 1.9
Lennox International, Inc. .... 216 46,049 28.2
LKQ Corp. .............. 2,508 124,472 76.2
Lowe's Cos., Inc. ......... 244 48,246 29.5
Lyft, Inc., Class A ......... 3,283 107,026 65.5
Marathon Petroleum Corp. ... 2,438 212,740 130.2
Masco Corp. ............ 383 20,180 12.3
Masimo Corp. ............ 650 73,431 44.9
McDonald's Corp. ......... 613 152,735 93.5
Merck & Co., Inc. ......... 2,448 217,113 132.9
MetLife, Inc. ............. 12,321 809,243 495.3
Mettler-Toledo International, Inc. 123 157,136 96.2
Microsoft Corp. ........... 1,168 324,143 198.4
Molina Healthcare, Inc. ..... 847 265,492 162.5
Monolithic Power Systems, Inc. 144 56,483 34.6
Moody's Corp. ........... 68 21,521 13.2
NetApp, Inc. ............. 4,242 310,727 190.2
Shares Value
% of Basket
Value
United States (continued)
Newmont Corp. .......... 737 $ 53,690 32.9%
News Corp., Class A ....... 3,213 63,810 39.1
NIKE, Inc., Class B ........ 725 90,408 55.3
NiSource, Inc. ........... 1,570 45,718 28.0
Nordson Corp. ........... 234 50,471 30.9
Northern Trust Corp. ....... 818 84,295 51.6
Nucor Corp. ............. 143 22,134 13.5
NVIDIA Corp. ............ 1,182 219,226 134.2
NVR, Inc. ............... 18 78,772 48.2
Old Dominion Freight Line, Inc. 367 102,804 62.9
ONEOK, Inc. ............ 6,304 399,232 244.3
O'Reilly Automotive, Inc. .... 22 13,344 8.2
Otis Worldwide Corp. ....... 2,828 205,992 126.1
Owens Corning ........... 386 35,099 21.5
Palo Alto Networks, Inc. ..... 189 106,082 64.9
Pentair plc .............. 737 37,403 22.9
PepsiCo, Inc. ............ 615 105,602 64.6
Philip Morris International, Inc. 429 42,900 26.3
Phillips 66 .............. 1,461 126,756 77.6
Pinterest, Inc., Class A ...... 4,405 90,391 55.3
Pool Corp. .............. 465 188,427 115.3
Principal Financial Group, Inc. . 576 39,249 24.0
Procter & Gamble Co. (The) .. 1,835 294,609 180.3
Prudential Financial, Inc. .... 714 77,476 47.4
Public Service Enterprise Group,
Inc. ................. 2,269 158,059 96.7
PulteGroup, Inc. .......... 461 19,251 11.8
QUALCOMM, Inc. ......... 1,367 190,956 116.9
Regeneron Pharmaceuticals,
Inc. ................. 90 59,320 36.3
RingCentral, Inc., Class A .... 297 25,200 15.4
Robert Half International, Inc. . 1,121 110,206 67.4
Roku, Inc. .............. 1 93 0.1
Schlumberger NV ......... 15,431 601,963 368.4
Seagate Technology Holdings
plc ................. 318 26,089 16.0
Sealed Air Corp. .......... 1,992 127,906 78.3
Sempra Energy .......... 1,154 186,209 114.0
ServiceNow, Inc. .......... 670 320,327 196.0
Starbucks Corp. .......... 2,326 173,613 106.3
State Street Corp. ......... 327 21,899 13.4
Steel Dynamics, Inc. ....... 2,001 171,586 105.0
Stellantis NV ............ 10,184 136,727 83.7
SVB Financial Group ....... 401 195,544 119.7
Synchrony Financial ....... 1,158 42,626 26.1
Synopsys, Inc. ........... 967 277,326 169.7
Target Corp. ............. 489 111,810 68.4
Texas Instruments, Inc. ..... 795 135,349 82.8
Travelers Cos., Inc. (The) .... 117 20,014 12.2
Trimble, Inc. ............. 2,585 172,420 105.5
Tyson Foods, Inc., Class A ... 1,192 111,047 68.0
Uber Technologies, Inc. ..... 1,928 60,693 37.1
UGI Corp. .............. 7,438 255,123 156.1
Ulta Beauty, Inc. .......... 267 105,946 64.8
United Parcel Service, Inc., Class
B .................. 314 56,514 34.6
United Rentals, Inc. ........ 185 58,556 35.8
Vail Resorts, Inc. .......... 831 211,207 129.3
Valero Energy Corp. ....... 374 41,694 25.5
Veeva Systems, Inc., Class A . 759 138,100 84.5
VeriSign, Inc. ............ 396 70,761 43.3
Verizon Communications, Inc. . 6,369 294,885 180.5
Vertex Pharmaceuticals, Inc. .. 531 145,080 88.8
VMware, Inc., Class A ...... 1,477 159,575 97.7
Waters Corp. ............ 426 129,087 79.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Workday, Inc., Class A ...... 324 $ 66,971 41.0%
WW Grainger, Inc. ......... 242 121,007 74.1
Zebra Technologies Corp., Class
A .................. 361 133,447 81.7
29,240,429
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... 943 60,551 37.1
Total Reference Entity — Long ............ 51,951,107
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (14,187) (113,994) (69.8)
BHP Group plc ........... (753) (25,235) (15.4)
Commonwealth Bank of
Australia ............. (2,349) (170,734) (104.5)
Computershare Ltd. ........ (1,566) (27,609) (16.9)
Crown Resorts Ltd. ........ (9,889) (89,536) (54.8)
CSL Ltd. ............... (127) (24,238) (14.8)
Domino's Pizza Enterprises Ltd. (3,255) (170,631) (104.4)
Evolution Mining Ltd. ....... (26,493) (74,965) (45.9)
Glencore plc ............ (9,839) (60,625) (37.1)
National Australia Bank Ltd. .. (3,956) (90,310) (55.3)
Newcrest Mining Ltd. ....... (6,199) (116,413) (71.2)
Northern Star Resources Ltd. . (12,190) (83,791) (51.3)
Ramsay Health Care Ltd. .... (2,442) (138,577) (84.8)
Reece Ltd. .............. (1,378) (16,742) (10.2)
Santos Ltd. ............. (4,895) (27,354) (16.7)
Telstra Corp. Ltd. ......... (12,654) (35,920) (22.0)
Transurban Group ......... (16,959) (170,296) (104.2)
Westpac Banking Corp. ..... (13,776) (230,610) (141.1)
WiseTech Global Ltd. ....... (282) (8,743) (5.3)
Woolworths Group Ltd. ..... (8,376) (226,596) (138.7)
(1,902,919)
Austria
Erste Group Bank AG ...... (1,118) (34,810) (21.3)
Belgium
Anheuser-Busch InBev SA/NV (4,302) (247,535) (151.5)
Etablissements Franz Colruyt
NV ................. (3,817) (140,163) (85.8)
Sofina SA .............. (99) (30,339) (18.6)
(418,037)
Brazil
MercadoLibre, Inc. ........ (40) (38,945) (23.8)
Yara International ASA ...... (1,175) (59,747) (36.6)
(98,692)
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (144,315) (88.3)
Futu Holdings Ltd., ADR ..... (3,902) (124,825) (76.4)
NXP Semiconductors NV .... (133) (22,730) (13.9)
(291,870)
Denmark
Ambu A/S, Class B ........ (3,910) (51,465) (31.5)
Chr Hansen Holding A/S .... (1,164) (90,687) (55.5)
Demant A/S ............. (1,412) (62,048) (38.0)
GN Store Nord A/S ........ (2,271) (85,230) (52.2)
Orsted A/S .............. (324) (35,844) (21.9)
Shares Value
% of Basket
Value
Denmark (continued)
ROCKWOOL A/S, Class B ... (85) $ (23,773) (14.5) %
(349,047)
Finland
Fortum OYJ ............. (13,732) (228,306) (139.7)
Kone OYJ, Class B ........ (263) (12,645) (7.8)
(240,951)
France
Accor SA ............... (10,838) (356,068) (217.9)
Adevinta ASA ............ (5,256) (40,605) (24.8)
Aeroports de Paris ........ (1,512) (213,872) (130.9)
Air Liquide SA ........... (1,312) (226,987) (138.9)
Airbus SE .............. (552) (60,429) (37.0)
Alstom SA .............. (2,305) (50,665) (31.0)
AXA SA ................ (5,569) (147,328) (90.2)
Bollore SE .............. (19,131) (89,273) (54.6)
Bouygues SA ............ (3,187) (109,580) (67.1)
Cie Generale des Etablissements
Michelin SCA .......... (735) (91,037) (55.7)
Edenred ............... (526) (26,417) (16.2)
Electricite de France SA ..... (11,641) (105,829) (64.8)
EssilorLuxottica SA ........ (409) (69,631) (42.6)
Faurecia SE ............. (7,656) (166,426) (101.9)
Remy Cointreau SA ........ (265) (52,532) (32.1)
Renault SA ............. (4,297) (104,991) (64.3)
Sartorius Stedim Biotech .... (43) (14,071) (8.6)
TotalEnergies SE ......... (11,232) (551,525) (337.5)
Ubisoft Entertainment SA .... (345) (15,599) (9.5)
Veolia Environnement SA .... (1,678) (48,958) (30.0)
Vinci SA ............... (402) (39,008) (23.9)
Worldline SA/France ....... (1,349) (53,075) (32.5)
(2,633,906)
Germany
adidas AG .............. (533) (107,484) (65.8)
Aroundtown SA ........... (4,277) (21,507) (13.2)
BASF SE ............... (692) (36,443) (22.3)
Continental AG ........... (1,847) (126,595) (77.5)
Deutsche Lufthansa AG
(Registered) ........... (13,248) (98,559) (60.3)
Deutsche Telekom AG
(Registered) ........... (9,958) (183,438) (112.3)
Fresenius Medical Care AG &
Co. KGaA ............ (1,287) (80,035) (49.0)
Hannover Rueck SE ....... (253) (39,324) (24.1)
LANXESS AG ........... (1,371) (52,997) (32.4)
Merck KGaA ............ (105) (19,480) (11.9)
RWE AG ............... (4,265) (177,080) (108.4)
Scout24 SE ............. (1,053) (66,601) (40.8)
Siemens Energy AG ....... (2,055) (39,584) (24.2)
Siemens Healthineers AG .... (1,051) (56,197) (34.4)
Telefonica Deutschland Holding
AG ................. (53,777) (161,736) (99.0)
United Internet AG (Registered),
Class G .............. (1,434) (46,133) (28.2)
Zalando SE ............. (3,143) (123,665) (75.7)
(1,436,858)
Hong Kong
CK Infrastructure Holdings Ltd. (32,500) (218,511) (133.7)
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (193,084) (118.2)
HKT Trust & HKT Ltd. ...... (104,000) (149,234) (91.3)
Jardine Matheson Holdings Ltd. (2,100) (111,573) (68.3)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Hong Kong (continued)
Melco Resorts & Entertainment
Ltd., ADR ............ (8,443) $ (48,294) (29.6) %
(720,696)
Ireland
AerCap Holdings NV ....... (2,040) (95,289) (58.3)
Kingspan Group plc ........ (1,038) (96,624) (59.1)
(191,913)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (2,601) (22,655) (13.9)
Wix.com Ltd. ............ (174) (13,130) (8.0)
(35,785)
Italy
Infrastrutture Wireless Italiane
SpA ................ (5,248) (55,998) (34.3)
Nexi SpA ............... (3,140) (30,797) (18.9)
(86,795)
Japan
Aeon Co. Ltd. ............ (3,800) (72,220) (44.2)
ANA Holdings, Inc. ........ (1,600) (30,161) (18.5)
Asahi Group Holdings Ltd. ... (800) (30,154) (18.5)
Bandai Namco Holdings, Inc. . (1,700) (115,095) (70.4)
Benefit One, Inc. .......... (1,200) (18,195) (11.1)
Canon, Inc. ............. (2,400) (55,222) (33.8)
Central Japan Railway Co. ... (2,200) (276,947) (169.5)
Chubu Electric Power Co., Inc. (5,800) (58,551) (35.8)
Cosmos Pharmaceutical Corp. (300) (27,656) (16.9)
Daiichi Sankyo Co. Ltd. ..... (1,100) (27,697) (17.0)
Daikin Industries Ltd. ....... (200) (30,564) (18.7)
East Japan Railway Co. ..... (2,700) (140,796) (86.2)
Fast Retailing Co. Ltd. ...... (400) (184,162) (112.7)
GMO Payment Gateway, Inc. . (1,600) (134,240) (82.2)
Hikari Tsushin, Inc. ........ (100) (11,709) (7.2)
Iida Group Holdings Co. Ltd. .. (1,800) (28,628) (17.5)
Inpex Corp. ............. (9,200) (109,463) (67.0)
Itochu Techno-Solutions Corp. . (1,000) (23,416) (14.3)
Japan Exchange Group, Inc. .. (900) (13,401) (8.2)
Japan Post Bank Co. Ltd. .... (15,300) (115,428) (70.6)
Japan Post Holdings Co. Ltd. . (4,200) (29,450) (18.0)
JFE Holdings, Inc. ......... (7,900) (96,607) (59.1)
Keio Corp. .............. (1,700) (65,199) (39.9)
Keisei Electric Railway Co. Ltd. (600) (14,712) (9.0)
Keyence Corp. ........... (500) (201,002) (123.0)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (20,458) (12.5)
Kobe Bussan Co. Ltd. ...... (7,300) (177,969) (108.9)
Koei Tecmo Holdings Co. Ltd. . (5,750) (176,324) (107.9)
Koito Manufacturing Co. Ltd. .. (400) (14,678) (9.0)
Kose Corp. ............. (1,500) (153,992) (94.2)
Kubota Corp. ............ (16,100) (273,518) (167.4)
Kurita Water Industries Ltd. ... (600) (20,470) (12.5)
Lasertec Corp. ........... (1,000) (133,601) (81.8)
Lion Corp. .............. (1,200) (12,364) (7.6)
M3, Inc. ................ (700) (22,354) (13.7)
Makita Corp. ............ (2,400) (70,936) (43.4)
Mercari, Inc. ............. (3,700) (60,633) (37.1)
MISUMI Group, Inc. ........ (900) (22,567) (13.8)
Mitsubishi Corp. .......... (4,000) (134,302) (82.2)
Mitsubishi HC Capital, Inc. ... (7,300) (32,846) (20.1)
Mitsubishi UFJ Financial Group,
Inc. ................. (22,100) (128,476) (78.6)
Mitsui & Co. Ltd. .......... (1,000) (24,216) (14.8)
Shares Value
% of Basket
Value
Japan (continued)
Mitsui Fudosan Co. Ltd. ..... (2,500) $ (52,984) (32.4) %
Mitsui OSK Lines Ltd. ...... (900) (21,070) (12.9)
Nexon Co. Ltd. ........... (4,100) (93,362) (57.1)
Nidec Corp. ............. (1,200) (77,579) (47.5)
Nihon M&A Center Holdings,
Inc. ................. (4,400) (54,181) (33.2)
Nintendo Co. Ltd. ......... (300) (136,917) (83.8)
Nippon Paint Holdings Co. Ltd. (2,600) (20,595) (12.6)
Nippon Sanso Holdings Corp. . (6,700) (120,570) (73.8)
Nippon Shinyaku Co. Ltd. .... (500) (33,817) (20.7)
Nippon Steel Corp. ........ (1,300) (20,642) (12.6)
NTT Data Corp. .......... (4,500) (82,971) (50.8)
Obic Co. Ltd. ............ (600) (88,644) (54.3)
Odakyu Electric Railway Co. Ltd. (10,600) (160,516) (98.2)
Oji Holdings Corp. ......... (3,600) (17,053) (10.4)
Open House Group Co. Ltd. .. (1,600) (61,911) (37.9)
Oracle Corp. Japan ........ (800) (51,409) (31.5)
Otsuka Corp. ............ (5,200) (170,415) (104.3)
Pola Orbis Holdings, Inc. .... (11,400) (131,432) (80.4)
Rakuten Group, Inc. ....... (9,500) (66,784) (40.9)
Renesas Electronics Corp. ... (6,500) (69,407) (42.5)
Ryohin Keikaku Co. Ltd. ..... (4,300) (38,645) (23.7)
SBI Holdings, Inc. ......... (1,100) (24,604) (15.1)
SCSK Corp. ............. (3,600) (57,234) (35.0)
Seven & i Holdings Co. Ltd. .. (1,600) (70,747) (43.3)
Shimizu Corp. ........... (8,200) (42,998) (26.3)
Shin-Etsu Chemical Co. Ltd. .. (800) (109,948) (67.3)
Shiseido Co. Ltd. ......... (1,300) (61,453) (37.6)
SoftBank Corp. ........... (12,500) (145,473) (89.0)
SoftBank Group Corp. ...... (3,700) (152,182) (93.1)
Square Enix Holdings Co. Ltd. . (1,500) (59,889) (36.7)
SUMCO Corp. ........... (6,300) (90,731) (55.5)
Sumitomo Electric Industries
Ltd. ................ (25,200) (270,921) (165.8)
Takeda Pharmaceutical Co. Ltd. (9,900) (287,264) (175.8)
TIS, Inc. ............... (7,100) (159,462) (97.6)
Tobu Railway Co. Ltd. ...... (3,500) (78,674) (48.2)
Toho Co. Ltd. ............ (1,600) (59,372) (36.3)
Tokyo Century Corp. ....... (600) (18,481) (11.3)
Tokyo Electric Power Co.
Holdings, Inc. .......... (27,300) (94,233) (57.7)
Tokyu Corp. ............. (4,800) (58,698) (35.9)
Toyota Motor Corp. ........ (2,600) (44,548) (27.3)
Tsuruha Holdings, Inc. ...... (800) (40,886) (25.0)
Unicharm Corp. .......... (1,000) (34,792) (21.3)
Welcia Holdings Co. Ltd. .... (5,500) (112,745) (69.0)
West Japan Railway Co. .... (3,600) (133,628) (81.8)
Z Holdings Corp. .......... (7,900) (31,014) (19.0)
(7,201,260)
Jordan
Hikma Pharmaceuticals plc ... (2,453) (57,622) (35.3)
Luxembourg
ArcelorMittal SA .......... (2,758) (80,417) (49.2)
Eurofins Scientific SE ...... (188) (17,472) (10.7)
(97,889)
Netherlands
ABN AMRO Bank NV, CVA ... (4,692) (58,327) (35.7)
Akzo Nobel NV ........... (224) (19,431) (11.9)
Argenx SE .............. (296) (85,280) (52.2)
ASM International NV ...... (204) (61,300) (37.5)
Euronext NV ............ (1,573) (126,032) (77.1)
ING Groep NV ........... (7,931) (75,140) (46.0)
JDE Peet's NV ........... (5,023) (147,772) (90.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Netherlands (continued)
Universal Music Group NV ... (11,954) $ (277,410) (169.8) %
(850,692)
New Zealand
Ryman Healthcare Ltd. ..... (4,658) (27,567) (16.9)
Xero Ltd. ............... (1,064) (70,162) (42.9)
(97,729)
Norway
Equinor ASA ............ (2,374) (80,240) (49.1)
Gjensidige Forsikring ASA ... (1,266) (27,066) (16.6)
Schibsted ASA, Class A ..... (425) (8,857) (5.4)
(116,163)
Saudi Arabia
Delivery Hero SE ......... (561) (19,721) (12.1)
Singapore
Grab Holdings Ltd., Class A .. (9,466) (27,925) (17.1)
Keppel Corp. Ltd. ......... (47,800) (235,740) (144.3)
Singapore Exchange Ltd. .... (30,500) (214,608) (131.3)
Venture Corp. Ltd. ......... (12,800) (157,132) (96.2)
(635,405)
Spain
ACS Actividades de Construccion
y Servicios SA ......... (987) (25,272) (15.5)
Aena SME SA ........... (613) (86,991) (53.2)
Amadeus IT Group SA ...... (619) (38,788) (23.7)
CaixaBank SA ........... (17,870) (57,683) (35.3)
Cellnex Telecom SA ....... (6,515) (303,666) (185.9)
EDP Renovaveis SA ....... (2,882) (68,209) (41.8)
Ferrovial SA ............. (1,588) (40,723) (24.9)
Grifols SA .............. (11,414) (191,170) (117.0)
Naturgy Energy Group SA ... (365) (10,980) (6.7)
Telefonica SA ............ (33,448) (162,713) (99.6)
(986,195)
Sweden
Atlas Copco AB, Class A .... (1,726) (78,251) (47.9)
Electrolux AB, Class B ...... (3,041) (46,377) (28.4)
Embracer Group AB ....... (9,210) (61,560) (37.7)
EQT AB ................ (2,573) (72,821) (44.6)
H & M Hennes & Mauritz AB,
Class B .............. (10,344) (130,221) (79.7)
Hexagon AB, Class B ...... (3,797) (48,992) (30.0)
Nibe Industrier AB, Class B ... (8,260) (80,984) (49.6)
Securitas AB, Class B ...... (4,853) (57,298) (35.1)
Sinch AB ............... (5,286) (23,361) (14.3)
Skandinaviska Enskilda Banken
AB, Class A ........... (5,472) (61,364) (37.5)
(661,229)
Switzerland
ABB Ltd. (Registered) ...... (13,217) (396,536) (242.7)
Bachem Holding AG
(Registered), Class B .... (98) (42,762) (26.2)
Barry Callebaut AG (Registered) (39) (89,761) (54.9)
Cie Financiere Richemont SA . (161) (18,707) (11.5)
Credit Suisse Group AG
(Registered) ........... (15,951) (108,265) (66.3)
EMS-Chemie Holding AG
(Registered) ........... (68) (60,664) (37.1)
Logitech International SA
(Registered) ........... (730) (47,507) (29.1)
Lonza Group AG (Registered) . (285) (168,046) (102.8)
Partners Group Holding AG .. (37) (39,201) (24.0)
Shares Value
% of Basket
Value
Switzerland (continued)
Sika AG (Registered) ....... (725) $ (221,457) (135.5) %
Sonova Holding AG (Registered) (101) (36,423) (22.3)
Swiss Prime Site AG
(Registered) ........... (485) (47,406) (29.0)
TE Connectivity Ltd. ....... (1,102) (137,508) (84.2)
VAT Group AG ........... (99) (30,622) (18.7)
(1,444,865)
Taiwan
Sea Ltd., ADR ........... (2,075) (171,727) (105.1)
United Kingdom
Admiral Group plc ......... (878) (27,637) (16.9)
AstraZeneca plc .......... (1,529) (204,032) (124.9)
AVEVA Group plc ......... (3,813) (102,478) (62.7)
BT Group plc ............ (76,213) (169,009) (103.4)
Halma plc .............. (3,850) (118,178) (72.3)
Hargreaves Lansdown plc ... (3,701) (42,370) (25.9)
Liberty Global plc, Class C ... (4,532) (107,408) (65.7)
Linde plc ............... (109) (34,004) (20.8)
M&G plc ............... (29,929) (79,460) (48.6)
Melrose Industries plc ...... (30,050) (43,666) (26.7)
National Grid plc .......... (7,051) (104,757) (64.1)
NatWest Group plc ........ (34,522) (92,615) (56.7)
Ocado Group plc ......... (5,151) (58,910) (36.1)
Pearson plc ............. (3,194) (31,013) (19.0)
Phoenix Group Holdings plc .. (27,440) (207,842) (127.2)
Prudential plc ............ (4,338) (54,001) (33.1)
Rentokil Initial plc ......... (15,003) (103,045) (63.1)
Rolls-Royce Holdings plc .... (55,809) (57,213) (35.0)
Smith & Nephew plc ....... (1,395) (22,611) (13.8)
Spirax-Sarco Engineering plc . (273) (41,194) (25.2)
SSE plc ................ (18,143) (421,386) (257.9)
Unilever plc ............. (5,479) (254,719) (155.9)
(2,377,548)
United States
Abbott Laboratories ........ (236) (26,786) (16.4)
Affirm Holdings, Inc. ....... (3,824) (109,749) (67.2)
Aflac, Inc. .............. (1,325) (75,896) (46.5)
Air Products and Chemicals, Inc. (2,351) (550,299) (336.8)
Albemarle Corp. .......... (227) (43,772) (26.8)
Allegion plc ............. (629) (71,857) (44.0)
Allstate Corp. (The) ........ (969) (122,617) (75.0)
AMC Entertainment Holdings,
Inc., Class A ........... (3,493) (53,443) (32.7)
Amcor plc .............. (8,652) (102,613) (62.8)
Ameren Corp. ............ (3,574) (332,025) (203.2)
American Electric Power Co.,
Inc. ................. (1,311) (129,933) (79.5)
AmerisourceBergen Corp. ... (213) (32,225) (19.7)
AMETEK, Inc. ........... (902) (113,887) (69.7)
Amphenol Corp., Class A .... (4,121) (294,652) (180.3)
Analog Devices, Inc. ....... (1,501) (231,724) (141.8)
Anthem, Inc. ............ (235) (117,954) (72.2)
Apollo Global Management, Inc. (3,646) (181,425) (111.0)
Aptiv plc ............... (937) (99,697) (61.0)
Aramark ............... (2,734) (99,108) (60.7)
Arthur J Gallagher & Co. .... (1,257) (211,792) (129.6)
AT&T, Inc. .............. (507) (9,562) (5.9)
Avalara, Inc. ............. (1,347) (102,466) (62.7)
Avantor, Inc. ............. (952) (30,350) (18.6)
Ball Corp. .............. (453) (36,765) (22.5)
Bank of America Corp. ...... (2,270) (80,994) (49.6)
Baxter International, Inc. .... (609) (43,276) (26.5)
Becton Dickinson and Co. ... (548) (135,460) (82.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Bentley Systems, Inc., Class B (1,809) $ (76,684) (46.9) %
Berkshire Hathaway, Inc., Class
B .................. (173) (55,850) (34.2)
Bill.com Holdings, Inc. ...... (682) (116,424) (71.3)
BioMarin Pharmaceutical, Inc. . (1,451) (118,039) (72.2)
Bio-Rad Laboratories, Inc., Class
A .................. (311) (159,251) (97.5)
Bio-Techne Corp. ......... (179) (67,965) (41.6)
Black Knight, Inc. ......... (392) (25,790) (15.8)
Blackstone, Inc. .......... (682) (69,271) (42.4)
Block, Inc., Class A ........ (1,240) (123,430) (75.5)
Boston Scientific Corp. ...... (5,953) (250,681) (153.4)
Broadcom, Inc. ........... (1,103) (611,492) (374.2)
Brown & Brown, Inc. ....... (1,208) (74,872) (45.8)
Burlington Stores, Inc. ...... (375) (76,335) (46.7)
Caesars Entertainment, Inc. .. (3,323) (220,248) (134.8)
Campbell Soup Co. ........ (4,578) (216,173) (132.3)
CarMax, Inc. ............ (1,459) (125,153) (76.6)
Carnival Corp. ........... (12,320) (213,136) (130.4)
Carvana Co. ............ (2,932) (169,939) (104.0)
Catalent, Inc. ............ (605) (54,789) (33.5)
Centene Corp. ........... (667) (53,727) (32.9)
CenterPoint Energy, Inc. .... (960) (29,386) (18.0)
Ceridian HCM Holding, Inc. .. (2,753) (154,526) (94.6)
CF Industries Holdings, Inc. .. (571) (55,290) (33.8)
CH Robinson Worldwide, Inc. . (305) (32,376) (19.8)
Charles Schwab Corp. (The) .. (1,634) (108,383) (66.3)
Charter Communications, Inc.,
Class A .............. (540) (231,385) (141.6)
Chevron Corp. ........... (521) (81,625) (50.0)
Chewy, Inc., Class A ....... (1,733) (50,361) (30.8)
Church & Dwight Co., Inc. ... (3,795) (370,240) (226.6)
Citizens Financial Group, Inc. . (5,833) (229,820) (140.7)
Clarivate plc ............. (10,488) (164,452) (100.6)
Clorox Co. (The) .......... (861) (123,528) (75.6)
Cloudflare, Inc., Class A ..... (1,201) (103,454) (63.3)
CME Group, Inc. .......... (1,012) (221,972) (135.9)
Coinbase Global, Inc., Class A (901) (101,552) (62.2)
Conagra Brands, Inc. ....... (1,505) (52,570) (32.2)
Constellation Brands, Inc., Class
A .................. (1,017) (250,274) (153.2)
Cooper Cos., Inc. (The) ..... (147) (53,073) (32.5)
Corning, Inc. ............ (2,385) (83,928) (51.4)
CoStar Group, Inc. ........ (1,400) (89,068) (54.5)
Costco Wholesale Corp. ..... (150) (79,758) (48.8)
Crowdstrike Holdings, Inc., Class
A .................. (186) (36,969) (22.6)
Crown Holdings, Inc. ....... (2,504) (275,540) (168.6)
CyberArk Software Ltd. ..... (211) (33,157) (20.3)
Danaher Corp. ........... (307) (77,097) (47.2)
Datadog, Inc., Class A ...... (515) (62,202) (38.1)
DaVita, Inc. ............. (203) (21,999) (13.5)
DISH Network Corp., Class A . (5,747) (163,847) (100.3)
Dollar General Corp. ....... (1,565) (371,734) (227.5)
Dollar Tree, Inc. .......... (985) (160,013) (97.9)
DraftKings Holdings, Inc., Class
A .................. (4,459) (60,999) (37.3)
Eastman Chemical Co. ..... (1,545) (158,625) (97.1)
Elanco Animal Health, Inc. ... (4,366) (110,503) (67.6)
Enphase Energy, Inc. ....... (604) (97,486) (59.7)
Entegris, Inc. ............ (994) (110,722) (67.8)
Erie Indemnity Co., Class A .. (1,065) (170,698) (104.5)
Etsy, Inc. ............... (445) (41,470) (25.4)
Evergy, Inc. ............. (1,971) (133,732) (81.8)
Exact Sciences Corp. ...... (3,194) (175,830) (107.6)
Shares Value
% of Basket
Value
United States (continued)
F5, Inc. ................ (117) $ (19,587) (12.0) %
Fidelity National Information
Services, Inc. .......... (472) (46,799) (28.6)
Fifth Third Bancorp ........ (2,102) (78,888) (48.3)
First Citizens BancShares, Inc.,
Class A .............. (91) (58,184) (35.6)
FirstEnergy Corp. ......... (1,664) (72,068) (44.1)
Fiserv, Inc. .............. (2,616) (256,159) (156.8)
Fiverr International Ltd. ..... (1,620) (86,265) (52.8)
FleetCor Technologies, Inc. ... (715) (178,407) (109.2)
Fox Corp., Class A ........ (1,838) (65,874) (40.3)
Generac Holdings, Inc. ..... (244) (53,529) (32.8)
General Electric Co. ....... (3,135) (233,714) (143.0)
Global Payments, Inc. ...... (628) (86,023) (52.6)
Globe Life, Inc. ........... (2,306) (226,172) (138.4)
Guidewire Software, Inc. .... (259) (22,517) (13.8)
Hasbro, Inc. ............. (478) (42,093) (25.8)
HEICO Corp. ............ (1,732) (244,610) (149.7)
Hess Corp. ............. (513) (52,875) (32.4)
Hilton Worldwide Holdings, Inc. (1,553) (241,165) (147.6)
Honeywell International, Inc. .. (840) (162,548) (99.5)
Hormel Foods Corp. ....... (2,192) (114,839) (70.3)
Howmet Aerospace, Inc. .... (2,276) (77,657) (47.5)
Huntington Ingalls Industries,
Inc. ................. (220) (46,803) (28.6)
IAC/InterActiveCorp ........ (2,042) (169,241) (103.6)
International Business Machines
Corp. ............... (1,874) (247,762) (151.6)
International Paper Co. ..... (4,552) (210,667) (128.9)
Intuitive Surgical, Inc. ...... (143) (34,220) (20.9)
IPG Photonics Corp. ....... (338) (31,934) (19.5)
J M Smucker Co. (The) ..... (414) (56,689) (34.7)
Jack Henry & Associates, Inc. . (835) (158,299) (96.9)
Kellogg Co. ............. (2,434) (166,729) (102.0)
Kimberly-Clark Corp. ....... (1,806) (250,727) (153.5)
Kinder Morgan, Inc. ........ (4,900) (88,935) (54.4)
Las Vegas Sands Corp. ..... (10,007) (354,548) (217.0)
Lear Corp. .............. (803) (102,736) (62.9)
Leidos Holdings, Inc. ....... (675) (69,869) (42.8)
Liberty Broadband Corp., Class
C .................. (3,147) (351,898) (215.4)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,370) (85,392) (52.3)
Lumen Technologies, Inc. .... (2,323) (23,369) (14.3)
M&T Bank Corp. .......... (1,295) (215,799) (132.1)
MarketAxess Holdings, Inc. .. (286) (75,392) (46.1)
Marriott International, Inc., Class
A .................. (2,927) (519,601) (318.0)
Marsh & McLennan Cos., Inc. . (612) (98,960) (60.6)
Martin Marietta Materials, Inc. . (572) (202,614) (124.0)
Match Group, Inc. ......... (934) (73,926) (45.2)
McCormick & Co., Inc. (Non-
Voting) .............. (1,272) (127,925) (78.3)
McKesson Corp. .......... (77) (23,840) (14.6)
Medtronic plc ............ (1,082) (112,918) (69.1)
MGM Resorts International ... (1,745) (71,615) (43.8)
Microchip Technology, Inc. ... (2,599) (169,455) (103.7)
Mondelez International, Inc.,
Class A .............. (1,337) (86,210) (52.8)
Morgan Stanley .......... (383) (30,866) (18.9)
Motorola Solutions, Inc. ..... (610) (130,351) (79.8)
Nasdaq, Inc. ............ (163) (25,651) (15.7)
Newell Brands, Inc. ........ (4,002) (92,646) (56.7)
NextEra Energy, Inc. ....... (429) (30,468) (18.6)
Norfolk Southern Corp. ..... (269) (69,370) (42.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Novavax, Inc. ............ (266) $ (11,989) (7.3) %
NRG Energy, Inc. ......... (1,301) (46,706) (28.6)
Occidental Petroleum Corp. .. (3,237) (178,326) (109.1)
Omnicom Group, Inc. ....... (1,228) (93,488) (57.2)
Oracle Corp. ............ (1,154) (84,704) (51.8)
PACCAR, Inc. ........... (431) (35,795) (21.9)
Packaging Corp. of America .. (882) (142,152) (87.0)
Paramount Global, Class B ... (3,375) (98,280) (60.2)
Paycom Software, Inc. ...... (117) (32,932) (20.2)
PayPal Holdings, Inc. ...... (751) (66,035) (40.4)
PerkinElmer, Inc. ......... (348) (51,020) (31.2)
Plug Power, Inc. .......... (5,594) (117,586) (72.0)
PNC Financial Services Group,
Inc. (The) ............ (928) (154,141) (94.3)
PPG Industries, Inc. ....... (381) (48,764) (29.8)
PPL Corp. .............. (5,644) (159,782) (97.8)
Progressive Corp. (The) ..... (567) (60,873) (37.3)
Quest Diagnostics, Inc. ..... (276) (36,940) (22.6)
Republic Services, Inc. ..... (4,820) (647,181) (396.1)
ResMed, Inc. ............ (366) (73,189) (44.8)
Robinhood Markets, Inc., Class
A .................. (8,897) (87,235) (53.4)
Rollins, Inc. ............. (673) (22,572) (13.8)
Roper Technologies, Inc. .... (550) (258,456) (158.2)
Ross Stores, Inc. ......... (980) (97,775) (59.8)
Royal Caribbean Cruises Ltd. . (3,023) (234,978) (143.8)
Royalty Pharma plc, Class A .. (2,384) (101,511) (62.1)
RPM International, Inc. ..... (3,030) (251,187) (153.7)
S&P Global, Inc. .......... (178) (67,017) (41.0)
Salesforce, Inc. ........... (1,122) (197,405) (120.8)
Seagen, Inc. ............ (694) (90,921) (55.6)
SEI Investments Co. ....... (1,242) (69,204) (42.4)
Sensata Technologies Holding
plc ................. (374) (16,983) (10.4)
Signature Bank ........... (167) (40,456) (24.8)
Sirius XM Holdings, Inc. ..... (3,187) (19,122) (11.7)
Snap-on, Inc. ............ (205) (43,560) (26.7)
SoFi Technologies, Inc. ..... (7,558) (46,255) (28.3)
SolarEdge Technologies, Inc. . (313) (78,378) (48.0)
Southern Co. (The) ........ (5,224) (383,389) (234.6)
Southwest Airlines Co. ...... (1,618) (75,593) (46.3)
SS&C Technologies Holdings,
Inc. ................. (1,452) (93,886) (57.5)
Stanley Black & Decker, Inc. .. (199) (23,910) (14.6)
STERIS plc ............. (149) (33,383) (20.4)
Sunrun, Inc. ............. (10,631) (212,407) (130.0)
Swiss Re AG ............ (1,191) (97,670) (59.8)
Sysco Corp. ............. (1,175) (100,439) (61.5)
Take-Two Interactive Software,
Inc. ................. (763) (91,186) (55.8)
Teladoc Health, Inc. ........ (1,800) (60,768) (37.2)
Teledyne Technologies, Inc. .. (153) (66,027) (40.4)
Teleflex, Inc. ............. (255) (72,833) (44.6)
Tesla, Inc. .............. (196) (170,669) (104.5)
Thermo Fisher Scientific, Inc. . (138) (76,303) (46.7)
TJX Cos., Inc. (The) ....... (3,279) (200,937) (123.0)
T-Mobile US, Inc. ......... (1,108) (136,439) (83.5)
Tradeweb Markets, Inc., Class A (300) (21,357) (13.1)
TransUnion ............. (206) (18,029) (11.0)
Truist Financial Corp. ....... (1,505) (72,767) (44.5)
Twilio, Inc., Class A ........ (809) (90,462) (55.4)
Tyler Technologies, Inc. ..... (78) (30,787) (18.8)
Union Pacific Corp. ........ (131) (30,692) (18.8)
UnitedHealth Group, Inc. .... (1,058) (538,046) (329.3)
Upstart Holdings, Inc. ...... (431) (32,334) (19.8)
Shares Value
% of Basket
Value
United States (continued)
US Bancorp ............. (1,285) $ (62,400) (38.2) %
Verisk Analytics, Inc. ....... (280) (57,134) (35.0)
VF Corp. ............... (1,110) (57,720) (35.3)
Vimeo, Inc. ............. (1) (10) (0.0)
Visa, Inc., Class A ......... (1,695) (361,255) (221.1)
Vistra Corp. ............. (7,305) (182,771) (111.9)
Vulcan Materials Co. ....... (191) (32,907) (20.1)
Walt Disney Co. (The) ...... (667) (74,457) (45.6)
Warner Bros Discovery, Inc. .. (4,462) (80,985) (49.6)
Waste Connections, Inc. ..... (3,358) (463,303) (283.6)
Waste Management, Inc. .... (3,928) (645,920) (395.3)
Wayfair, Inc., Class A ....... (1,018) (78,325) (47.9)
WEC Energy Group, Inc. .... (316) (31,616) (19.4)
Wells Fargo & Co. ......... (1,009) (44,023) (26.9)
Western Digital Corp. ....... (497) (26,376) (16.1)
Western Union Co. (The) .... (5,918) (99,186) (60.7)
Williams Cos., Inc. (The) .... (3,418) (117,203) (71.7)
Willis Towers Watson plc .... (1,036) (222,595) (136.2)
Wynn Resorts Ltd. ........ (1,791) (126,230) (77.3)
Xylem, Inc. .............. (553) (44,516) (27.2)
Zimmer Biomet Holdings, Inc. . (1,345) (162,409) (99.4)
Zoetis, Inc. .............. (1,030) (182,568) (111.7)
Zoom Video Communications,
Inc., Class A ........... (1,537) (153,039) (93.7)
ZoomInfo Technologies, Inc. .. (4,961) (235,151) (143.9)
(28,411,928)
Preferred Securities
Germany
Porsche Automobil Holding SE
(Preference) .......... (1,144) (94,357) (57.7)
Volkswagen AG (Preference) . (782) (121,106) (74.1)
(215,463)
Total Reference Entity — Short ............ (51,787,715)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ 163,392
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA, as of period end, termination date December 31, 2049:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 12,354 286,642 164.3
Aurizon Holdings Ltd. ...... 53,987 152,465 87.4
Australia & New Zealand Banking
Group Ltd. ............ 1,133 21,560 12.4
BHP Group Ltd. .......... 4,017 134,230 76.9
BlueScope Steel Ltd. ....... 4,367 62,079 35.6
Brambles Ltd. ............ 77,045 568,925 326.0
Coles Group Ltd. ......... 10,553 138,758 79.5
REA Group Ltd. .......... 2,557 229,076 131.3
Rio Tinto Ltd. ............ 2,999 237,233 135.9
Rio Tinto plc ............. 869 61,400 35.2
Sonic Healthcare Ltd. ...... 2,530 65,340 37.4
South32 Ltd. ............ 7,652 25,484 14.6
Suncorp Group Ltd. ........ 22,587 181,351 103.9
Tabcorp Holdings Ltd. ...... 117,428 449,070 257.3
2,613,613

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Austria
Mondi plc ............... 1,280 $ 24,046 13.8%
OMV AG ............... 7,402 378,373 216.8
Raiffeisen Bank International AG 5,140 58,510 33.5
voestalpine AG ........... 3,187 82,935 47.5
543,864
Belgium
Ageas SA/NV ............ 1,207 57,757 33.1
Groupe Bruxelles Lambert SA . 846 79,829 45.7
KBC Group NV ........... 1,177 80,074 45.9
Proximus SADP .......... 12,911 225,662 129.3
UCB SA ............... 3,975 451,849 258.9
Umicore SA ............. 581 22,336 12.8
917,507
Brazil
Wheaton Precious Metals Corp. 1,822 81,665 46.8
Canada
Alimentation Couche-Tard, Inc. 2,623 116,771 66.9
Bank of Montreal ......... 3,226 342,049 196.0
Bank of Nova Scotia (The) ... 706 44,707 25.6
Canadian Imperial Bank of
Commerce ........... 1,961 216,792 124.2
Canadian National Railway Co. 951 111,841 64.1
Canadian Tire Corp. Ltd., Class
A .................. 839 115,565 66.2
Constellation Software, Inc. .. 270 424,944 243.5
Franco-Nevada Corp. ...... 1,087 164,389 94.2
Gildan Activewear, Inc. ...... 604 20,466 11.7
Hydro One Ltd. ........... 11,122 300,679 172.3
iA Financial Corp., Inc. ...... 467 24,418 14.0
Intact Financial Corp. ....... 663 92,752 53.1
Loblaw Cos. Ltd. .......... 3,889 355,736 203.8
Magna International, Inc. .... 2,330 140,418 80.5
Manulife Financial Corp. ..... 39,449 771,384 442.0
National Bank of Canada .... 1,643 114,747 65.8
Onex Corp. ............. 886 53,237 30.5
Open Text Corp. .......... 2,245 89,912 51.5
Parkland Corp. ........... 3,029 86,038 49.3
Royal Bank of Canada ...... 3,748 378,549 216.9
Suncor Energy, Inc. ........ 1,564 56,222 32.2
Teck Resources Ltd., Class B . 1,240 48,919 28.0
Thomson Reuters Corp. ..... 562 56,189 32.2
Toromont Industries Ltd. ..... 362 31,868 18.3
West Fraser Timber Co. Ltd. .. 634 55,723 31.9
WSP Global, Inc. ......... 433 50,498 28.9
4,264,813
Denmark
AP Moller - Maersk A/S, Class B 41 118,663 68.0
Coloplast A/S, Class B ...... 1,404 189,159 108.4
Danske Bank A/S ......... 3,797 58,242 33.4
DSV A/S ............... 133 21,806 12.5
Genmab A/S ............ 120 42,197 24.2
Novo Nordisk A/S, Class B ... 369 42,149 24.1
Novozymes A/S, Class B .... 13,162 917,517 525.8
Pandora A/S ............ 1,109 97,377 55.8
1,487,110
Finland
Elisa OYJ .............. 1,604 94,029 53.9
Kesko OYJ, Class B ....... 5,039 126,864 72.7
Neste OYJ .............. 2,731 117,184 67.1
Nokia OYJ .............. 4,429 22,455 12.9
Nordea Bank Abp ......... 22,715 226,470 129.8
Orion OYJ, Class B ........ 594 23,298 13.3
Shares Value
% of Basket
Value
Finland (continued)
Stora Enso OYJ, Class R .... 11,155 $ 219,525 125.8%
829,825
Germany
Allianz SE (Registered) ..... 1,772 399,824 229.1
Bayer AG (Registered) ...... 381 25,097 14.4
Beiersdorf AG ............ 592 59,461 34.1
Brenntag SE ............ 710 54,786 31.4
Covestro AG ............ 1,933 83,226 47.7
Deutsche Bank AG (Registered) 1,679 16,789 9.6
Deutsche Boerse AG ....... 1,188 206,824 118.5
Deutsche Post AG (Registered) 8,731 373,010 213.7
E.ON SE ............... 47,981 499,336 286.1
Evonik Industries AG ....... 817 21,370 12.2
GEA Group AG ........... 3,925 152,786 87.5
HeidelbergCement AG ...... 1,401 80,708 46.2
LEG Immobilien SE ........ 1,177 120,678 69.1
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 318 75,729 43.4
Nemetschek SE .......... 250 19,839 11.4
Rational AG ............. 36 21,962 12.6
SAP SE ................ 1,487 150,702 86.4
Siemens AG (Registered) .... 3,833 471,287 270.1
Symrise AG ............. 1,506 179,205 102.7
Vonovia SE ............. 486 19,363 11.1
3,031,982
Hong Kong
Hang Seng Bank Ltd. ...... 2,100 37,181 21.3
Hongkong Land Holdings Ltd. . 9,500 44,317 25.4
Power Assets Holdings Ltd. .. 12,500 84,188 48.2
Sun Hung Kai Properties Ltd. . 5,000 57,585 33.0
Swire Pacific Ltd., Class A ... 5,500 31,328 18.0
Techtronic Industries Co. Ltd. . 6,000 80,089 45.9
334,688
Israel
Kornit Digital Ltd. ......... 199 13,234 7.6
Italy
Coca-Cola HBC AG ........ 4,625 93,767 53.7
Enel SpA ............... 9,284 60,373 34.6
Eni SpA ................ 40,948 572,403 328.0
Ferrari NV .............. 141 29,688 17.0
Intesa Sanpaolo SpA ....... 149,651 304,946 174.8
Moncler SpA ............ 1,417 73,817 42.3
Poste Italiane SpA ......... 14,838 145,400 83.3
Snam SpA .............. 8,262 45,314 26.0
Terna - Rete Elettrica Nazionale 8,383 68,372 39.2
1,394,080
Japan
Advantest Corp. .......... 700 47,774 27.4
Ajinomoto Co., Inc. ........ 6,100 158,487 90.8
Asahi Kasei Corp. ......... 32,400 265,832 152.3
Astellas Pharma, Inc. ....... 6,400 97,445 55.8
Chugai Pharmaceutical Co. Ltd. 8,600 257,700 147.7
Dai-ichi Life Holdings, Inc. ... 1,300 26,031 14.9
Daiwa House Industry Co. Ltd. 700 16,828 9.6
Daiwa Securities Group, Inc. .. 6,500 31,857 18.3
Denso Corp. ............ 1,300 79,229 45.4
Dentsu Group, Inc. ........ 1,600 57,667 33.1
ENEOS Holdings, Inc. ...... 29,900 105,207 60.3
Hitachi Ltd. ............. 3,700 175,478 100.6
Honda Motor Co. Ltd. ...... 5,900 155,191 88.9
Hoshizaki Corp. .......... 300 19,003 10.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Japan (continued)
Idemitsu Kosan Co. Ltd. ..... 2,300 $ 60,617 34.7%
Isuzu Motors Ltd. ......... 4,700 54,829 31.4
Japan Tobacco, Inc. ....... 29,400 500,147 286.6
JSR Corp. .............. 5,400 146,638 84.0
Kajima Corp. ............ 2,000 22,289 12.8
KDDI Corp. ............. 2,400 79,475 45.5
Komatsu Ltd. ............ 1,600 36,010 20.6
Kyocera Corp. ........... 2,700 141,769 81.2
Lawson, Inc. ............ 500 18,390 10.5
Marubeni Corp. ........... 7,900 86,233 49.4
Mazda Motor Corp. ........ 33,600 238,585 136.7
MEIJI Holdings Co. Ltd. ..... 3,800 189,418 108.5
MinebeaMitsumi, Inc. ....... 5,300 101,687 58.3
Mitsubishi Electric Corp. ..... 30,400 318,418 182.5
Mitsubishi Estate Co. Ltd. .... 3,300 48,070 27.6
Mitsubishi Gas Chemical Co.,
Inc. ................. 5,600 81,777 46.9
Mitsubishi Heavy Industries Ltd. 2,400 82,056 47.0
Mitsui Chemicals, Inc. ...... 6,500 148,511 85.1
Mizuho Financial Group, Inc. .. 2,700 32,785 18.8
NEC Corp. .............. 2,600 100,869 57.8
NGK Insulators Ltd. ........ 8,600 115,684 66.3
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,100 64,494 37.0
Nissan Chemical Corp. ..... 500 26,411 15.1
Nisshin Seifun Group, Inc. ... 200 2,666 1.5
Nissin Foods Holdings Co. Ltd. 3,400 236,513 135.5
Nitto Denko Corp. ......... 1,600 107,394 61.5
Nomura Real Estate Holdings,
Inc. ................. 4,200 102,336 58.6
Olympus Corp. ........... 1,000 17,601 10.1
Ono Pharmaceutical Co. Ltd. . 15,900 408,480 234.1
Osaka Gas Co. Ltd. ........ 11,100 200,060 114.6
Otsuka Holdings Co. Ltd. .... 8,800 295,701 169.4
Resona Holdings, Inc. ...... 14,100 61,313 35.1
Secom Co. Ltd. ........... 1,000 70,354 40.3
Sekisui House Ltd. ........ 1,300 22,578 12.9
Shimadzu Corp. .......... 100 3,269 1.9
Sompo Holdings, Inc. ...... 800 32,568 18.7
Sony Group Corp. ......... 300 25,890 14.8
Subaru Corp. ............ 3,800 57,664 33.0
Sumitomo Chemical Co. Ltd. .. 46,600 198,153 113.6
Sumitomo Mitsui Financial
Group, Inc. ........... 2,300 69,492 39.8
Sysmex Corp. ........... 600 39,359 22.6
Taisei Corp. ............. 500 13,544 7.8
Terumo Corp. ............ 2,300 68,460 39.2
Tokyo Gas Co. Ltd. ........ 19,800 379,258 217.3
Toray Industries, Inc. ....... 52,000 246,443 141.2
Toshiba Corp. ............ 1,300 53,987 30.9
Tosoh Corp. ............. 6,700 92,517 53.0
TOTO Ltd. .............. 800 26,959 15.5
Trend Micro, Inc. .......... 600 33,454 19.2
USS Co. Ltd. ............ 1,200 19,978 11.5
Yakult Honsha Co. Ltd. ..... 2,500 129,452 74.2
Yamaha Corp. ........... 400 15,283 8.8
Yamaha Motor Co. Ltd. ..... 4,600 94,970 54.4
Yamato Holdings Co. Ltd. .... 900 16,841 9.7
7,331,428
Netherlands
ASML Holding NV ......... 121 68,672 39.3
Koninklijke Ahold Delhaize NV . 20,249 597,264 342.2
Koninklijke DSM NV ....... 140 23,535 13.5
Koninklijke KPN NV ........ 21,171 73,053 41.9
Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke Philips NV ...... 12,423 $ 324,627 186.0%
NN Group NV ............ 18,923 926,879 531.1
Randstad NV ............ 4,079 215,694 123.6
Wolters Kluwer NV ........ 4,567 461,188 264.3
2,690,912
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 7,909 108,686 62.3
Spark New Zealand Ltd. ..... 6,695 21,174 12.1
129,860
Norway
DNB Bank ASA ........... 370 7,169 4.1
Norsk Hydro ASA ......... 20,277 170,277 97.6
Orkla ASA .............. 26,900 218,284 125.1
Telenor ASA ............. 1,746 24,625 14.1
420,355
Portugal
EDP - Energias de Portugal SA 13,508 62,956 36.1
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 33,500 297,433 170.4
Singapore Technologies
Engineering Ltd. ........ 58,600 172,583 98.9
Singapore Telecommunications
Ltd. ................ 12,900 25,746 14.8
495,762
South Africa
Anglo American plc ........ 616 27,283 15.6
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 22,894 120,131 68.8
Banco Santander SA ....... 104,062 304,106 174.3
Endesa SA ............. 26,951 564,824 323.7
Iberdrola SA ............. 12,922 148,484 85.1
Industria de Diseno Textil SA .. 7,285 152,747 87.5
Repsol SA .............. 23,467 350,078 200.6
1,640,370
Sweden
Alfa Laval AB ............ 2,802 77,997 44.7
Assa Abloy AB, Class B ..... 1,699 42,937 24.6
Boliden AB .............. 3,489 151,287 86.7
Husqvarna AB, Class B ..... 33,765 322,763 185.0
Industrivarden AB, Class C ... 1,236 31,122 17.8
Investor AB, Class B ....... 6,625 127,484 73.1
Kinnevik AB, Class B ....... 892 17,459 10.0
Skanska AB, Class B ....... 10,284 196,447 112.6
Swedish Match AB ........ 38,968 310,372 177.8
Telefonaktiebolaget LM Ericsson,
Class B .............. 22,797 181,857 104.2
Telia Co. AB ............. 27,006 112,091 64.2
1,571,816
Switzerland
Adecco Group AG (Registered) 2,427 93,658 53.7
Baloise Holding AG (Registered) 144 25,047 14.4
Geberit AG (Registered) ..... 152 86,682 49.7
Givaudan SA (Registered) ... 22 87,439 50.1
Holcim AG .............. 458 22,394 12.8
Julius Baer Group Ltd. ...... 3,079 147,139 84.3
Nestle SA (Registered) ..... 814 105,083 60.2
Roche Holding AG ........ 780 289,235 165.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Switzerland (continued)
SGS SA (Registered) ....... 76 $ 195,284 111.9%
Straumann Holding AG
(Registered) ........... 450 53,051 30.4
Swiss Life Holding AG
(Registered) ........... 7 4,093 2.3
UBS Group AG (Registered) .. 6,454 109,567 62.8
Zurich Insurance Group AG .. 473 215,343 123.4
1,434,015
United Kingdom
3i Group plc ............. 19,403 317,535 182.0
Ashtead Group plc ........ 578 29,887 17.1
Associated British Foods plc .. 1,346 26,934 15.4
Auto Trader Group plc ...... 9,023 71,211 40.8
Aviva plc ............... 51,890 278,397 159.5
Barratt Developments plc .... 28,066 171,709 98.4
Berkeley Group Holdings plc .. 2,374 120,401 69.0
BP plc ................. 38,394 185,358 106.2
British American Tobacco plc . 704 29,506 16.9
Bunzl plc ............... 1,046 40,355 23.1
Burberry Group plc ........ 5,090 100,453 57.6
CNH Industrial NV ......... 3,894 55,164 31.6
Croda International plc ...... 336 32,635 18.7
DCC plc ............... 2,358 178,663 102.4
Diageo plc .............. 4,755 237,221 135.9
Entain plc .............. 3,860 72,531 41.6
InterContinental Hotels Group
plc ................. 3,669 234,228 134.2
Intertek Group plc ......... 5,833 363,483 208.3
JD Sports Fashion plc ...... 43,758 72,099 41.3
Johnson Matthey plc ....... 928 25,528 14.6
Kingfisher plc ............ 24,457 77,127 44.2
Legal & General Group plc ... 54,644 170,331 97.6
Persimmon plc ........... 7,994 208,198 119.3
RELX plc ............... 4,367 130,095 74.5
Sage Group plc (The) ...... 4,842 44,433 25.5
Schroders plc ............ 3,356 118,468 67.9
Smiths Group plc ......... 1,630 29,828 17.1
St James's Place plc ....... 1,189 19,107 11.0
Taylor Wimpey plc ......... 10,142 15,951 9.1
Tesco plc ............... 49,615 168,558 96.6
United Utilities Group plc .... 21,392 307,412 176.2
Whitbread plc ............ 2,488 86,848 49.8
WPP plc ............... 2,866 35,724 20.5
4,055,378
United States
3M Co. ................ 767 110,617 63.4
A O Smith Corp. .......... 1,688 98,630 56.5
ABIOMED, Inc. ........... 815 233,563 133.8
Adobe, Inc. ............. 363 143,730 82.4
Advanced Micro Devices, Inc. . 2,335 199,689 114.4
AES Corp. (The) .......... 1,262 25,770 14.8
Akamai Technologies, Inc. ... 197 22,119 12.7
Alliant Energy Corp. ....... 1,161 68,278 39.1
Ally Financial, Inc. ......... 3,808 152,168 87.2
AMERCO .............. 91 48,729 27.9
American Financial Group, Inc. 183 25,342 14.5
American International Group,
Inc. ................. 516 30,191 17.3
American Water Works Co., Inc. 306 47,148 27.0
Ameriprise Financial, Inc. .... 176 46,726 26.8
ANSYS, Inc. ............. 292 80,501 46.1
Apple, Inc. .............. 902 142,200 81.5
Applied Materials, Inc. ...... 82 9,049 5.2
Shares Value
% of Basket
Value
United States (continued)
Arista Networks, Inc. ....... 1,116 $ 128,976 73.9%
Asana, Inc., Class A ....... 628 16,830 9.6
Autodesk, Inc. ........... 964 182,466 104.6
Automatic Data Processing, Inc. 42 9,164 5.3
AutoZone, Inc. ........... 20 39,109 22.4
Avery Dennison Corp. ...... 823 148,634 85.2
Baker Hughes Co. ......... 3,932 121,971 69.9
Bank of New York Mellon Corp.
(The) ............... 625 26,288 15.1
Biogen, Inc. ............. 378 78,412 44.9
Booz Allen Hamilton Holding
Corp. ............... 293 23,918 13.7
Broadridge Financial Solutions,
Inc. ................. 239 34,447 19.7
Bunge Ltd. .............. 1,102 124,658 71.4
Cadence Design Systems, Inc. 2,421 365,208 209.3
Capital One Financial Corp. .. 637 79,383 45.5
Cardinal Health, Inc. ....... 975 56,599 32.4
Carlyle Group, Inc. (The) .... 415 15,060 8.6
CBRE Group, Inc., Class A ... 1,615 134,110 76.8
CDW Corp. ............. 150 24,477 14.0
Chipotle Mexican Grill, Inc. ... 19 27,657 15.8
Cigna Corp. ............. 485 119,688 68.6
Cintas Corp. ............. 199 79,055 45.3
Cisco Systems, Inc. ........ 1,042 51,037 29.2
CMS Energy Corp. ........ 441 30,292 17.4
Cognex Corp. ............ 1,936 130,932 75.0
Cognizant Technology Solutions
Corp., Class A ......... 204 16,504 9.5
Colgate-Palmolive Co. ...... 1,647 126,901 72.7
Comcast Corp., Class A ..... 541 21,510 12.3
ConocoPhillips ........... 6,047 577,609 331.0
Consolidated Edison, Inc. .... 1,612 149,497 85.7
Copart, Inc. ............. 1,079 122,628 70.3
Corteva, Inc. ............ 2,462 142,033 81.4
CSX Corp. .............. 5,956 204,529 117.2
Cummins, Inc. ........... 170 32,162 18.4
CVS Health Corp. ......... 240 23,071 13.2
Darden Restaurants, Inc. .... 409 53,878 30.9
Devon Energy Corp. ....... 2,256 131,232 75.2
Dexcom, Inc. ............ 303 123,800 70.9
DocuSign, Inc. ........... 1,089 88,209 50.5
Dominion Energy, Inc. ...... 1,863 152,095 87.2
Domino's Pizza, Inc. ....... 189 63,882 36.6
Dover Corp. ............. 524 69,849 40.0
DR Horton, Inc. ........... 341 23,730 13.6
Dropbox, Inc., Class A ...... 21,689 471,736 270.3
DTE Energy Co. .......... 2,580 338,083 193.7
Duke Energy Corp. ........ 1,556 171,409 98.2
eBay, Inc. .............. 5,461 283,535 162.5
Edison International ........ 463 31,850 18.3
Edwards Lifesciences Corp. .. 924 97,741 56.0
Electronic Arts, Inc. ........ 444 52,414 30.0
Eli Lilly & Co. ............ 387 113,054 64.8
Emerson Electric Co. ....... 757 68,266 39.1
Entergy Corp. ............ 963 114,453 65.6
EOG Resources, Inc. ....... 1,198 139,878 80.2
Equifax, Inc. ............. 966 196,600 112.7
Equitable Holdings, Inc. ..... 8,759 252,522 144.7
Estee Lauder Cos., Inc. (The),
Class A .............. 349 92,157 52.8
Eversource Energy ........ 3,798 331,945 190.2
Exelon Corp. ............ 526 24,606 14.1
Expedia Group, Inc. ........ 289 50,503 28.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Expeditors International of
Washington, Inc. ........ 524 $ 51,913 29.7%
FactSet Research Systems, Inc. 391 157,765 90.4
Ferguson plc ............ 878 110,144 63.1
First Republic Bank ........ 867 129,374 74.1
Fortive Corp. ............ 2,471 142,083 81.4
Fortune Brands Home & Security,
Inc. ................. 1,008 71,820 41.2
Franklin Resources, Inc. ..... 1,744 42,885 24.6
Garmin Ltd. ............. 2,688 294,981 169.0
Genuine Parts Co. ........ 2,525 328,376 188.2
GoDaddy, Inc., Class A ..... 1,332 107,639 61.7
Hartford Financial Services
Group, Inc. (The) ....... 1,436 100,419 57.5
Hershey Co. (The) ........ 1,791 404,354 231.7
Hewlett Packard Enterprise Co. 2,935 45,228 25.9
Hologic, Inc. ............. 3,024 217,698 124.7
Home Depot, Inc. (The) ..... 281 84,412 48.4
IDEX Corp. ............. 224 42,520 24.4
IDEXX Laboratories, Inc. .... 614 264,315 151.5
Illinois Tool Works, Inc. ...... 1,403 276,545 158.5
Incyte Corp. ............. 2,025 151,794 87.0
Intel Corp. .............. 4,010 174,796 100.2
Interpublic Group of Cos., Inc.
(The) ............... 2,386 77,831 44.6
Intuit, Inc. .............. 198 82,913 47.5
Invesco Ltd. ............. 5,215 95,852 54.9
James Hardie Industries plc,
CDI ................ 8,881 256,024 146.7
JB Hunt Transport Services, Inc. 820 140,097 80.3
Johnson Controls International
plc ................. 1,006 60,229 34.5
JPMorgan Chase & Co. ..... 549 65,529 37.5
Juniper Networks, Inc. ...... 8,237 259,630 148.8
KeyCorp ............... 6,977 134,726 77.2
Keysight Technologies, Inc. ... 3,177 445,638 255.4
KKR & Co., Inc. .......... 383 19,522 11.2
KLA Corp. .............. 1,004 320,537 183.7
Knight-Swift Transportation
Holdings, Inc. .......... 2,593 124,179 71.2
Kroger Co. (The) .......... 681 36,747 21.1
Lam Research Corp. ....... 66 30,740 17.6
Lennar Corp., Class A ...... 550 42,070 24.1
Lennox International, Inc. .... 659 140,492 80.5
Lincoln National Corp. ...... 829 49,864 28.6
LKQ Corp. .............. 4,442 220,456 126.3
Lowe's Cos., Inc. ......... 305 60,308 34.6
Lululemon Athletica, Inc. .... 118 41,846 24.0
Lyft, Inc., Class A ......... 3,320 108,232 62.0
Marathon Petroleum Corp. ... 1,075 93,805 53.8
Markel Corp. ............ 60 81,197 46.5
Masimo Corp. ............ 778 87,891 50.4
McDonald's Corp. ......... 581 144,762 83.0
Merck & Co., Inc. ......... 414 36,718 21.0
Meta Platforms, Inc., Class A . 386 77,381 44.3
MetLife, Inc. ............. 16 1,051 0.6
Mettler-Toledo International, Inc. 51 65,154 37.3
Micron Technology, Inc. ..... 626 42,687 24.5
Microsoft Corp. ........... 3,576 992,412 568.7
Molina Healthcare, Inc. ..... 369 115,663 66.3
Molson Coors Beverage Co.,
Class B .............. 569 30,806 17.7
Monolithic Power Systems, Inc. 28 10,983 6.3
Monster Beverage Corp. .... 1,208 103,501 59.3
Moody's Corp. ........... 74 23,420 13.4
Shares Value
% of Basket
Value
United States (continued)
MSCI, Inc. .............. 259 $ 109,104 62.5%
NetApp, Inc. ............. 3,927 287,653 164.8
Neurocrine Biosciences, Inc. .. 876 78,866 45.2
News Corp., Class A ....... 805 15,987 9.2
NIKE, Inc., Class B ........ 233 29,055 16.6
Nordson Corp. ........... 599 129,198 74.0
Northern Trust Corp. ....... 1,480 152,514 87.4
Nucor Corp. ............. 186 28,789 16.5
NVIDIA Corp. ............ 1,684 312,331 179.0
NVR, Inc. ............... 4 17,505 10.0
Old Dominion Freight Line, Inc. 230 64,428 36.9
ONEOK, Inc. ............ 2,719 172,194 98.7
O'Reilly Automotive, Inc. .... 59 35,786 20.5
Otis Worldwide Corp. ....... 4,596 334,773 191.8
Owens Corning ........... 27 2,455 1.4
Palo Alto Networks, Inc. ..... 58 32,554 18.7
Parker-Hannifin Corp. ...... 206 55,789 32.0
Pentair plc .............. 406 20,605 11.8
PepsiCo, Inc. ............ 2,647 454,516 260.4
Phillips 66 .............. 866 75,134 43.1
Pinterest, Inc., Class A ...... 2,877 59,036 33.8
Pioneer Natural Resources Co. 703 163,426 93.6
Pool Corp. .............. 229 92,795 53.2
Procter & Gamble Co. (The) .. 1,521 244,197 139.9
Prudential Financial, Inc. .... 501 54,364 31.2
Public Service Enterprise Group,
Inc. ................. 3,184 221,797 127.1
PulteGroup, Inc. .......... 1,491 62,264 35.7
QUALCOMM, Inc. ......... 1,667 232,863 133.4
Regions Financial Corp. ..... 8,040 166,589 95.5
Robert Half International, Inc. . 1,660 163,195 93.5
Rockwell Automation, Inc. .... 172 43,459 24.9
Roku, Inc. .............. 907 84,260 48.3
Seagate Technology Holdings
plc ................. 1,203 98,694 56.6
Sealed Air Corp. .......... 3,337 214,269 122.8
Sempra Energy .......... 1,248 201,377 115.4
ServiceNow, Inc. .......... 472 225,663 129.3
Skyworks Solutions, Inc. .... 373 42,261 24.2
Splunk, Inc. ............. 1,062 129,585 74.3
Steel Dynamics, Inc. ....... 522 44,762 25.6
Stellantis NV ............ 7,052 94,678 54.3
Synchrony Financial ....... 456 16,785 9.6
Synopsys, Inc. ........... 2,597 744,794 426.8
Teradyne, Inc. ........... 494 52,097 29.9
Tractor Supply Co. ........ 694 139,806 80.1
Trane Technologies plc ..... 751 105,057 60.2
Travelers Cos., Inc. (The) .... 687 117,518 67.3
Trimble, Inc. ............. 4,338 289,345 165.8
Tyson Foods, Inc., Class A ... 87 8,105 4.6
UGI Corp. .............. 10,322 354,045 202.9
Ulta Beauty, Inc. .......... 159 63,091 36.2
United Rentals, Inc. ........ 233 73,749 42.3
Vail Resorts, Inc. .......... 1,232 313,125 179.4
Veeva Systems, Inc., Class A . 291 52,947 30.3
VeriSign, Inc. ............ 601 107,393 61.5
Verizon Communications, Inc. . 3,186 147,512 84.5
Vertex Pharmaceuticals, Inc. .. 145 39,617 22.7
VMware, Inc., Class A ...... 617 66,661 38.2
Waters Corp. ............ 597 180,903 103.7
West Pharmaceutical Services,
Inc. ................. 769 242,281 138.8
Workday, Inc., Class A ...... 1,641 339,195 194.4
Xcel Energy, Inc. .......... 3,067 224,688 128.8
Yum! Brands, Inc. ......... 1,761 206,055 118.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Zebra Technologies Corp., Class
A .................. 92 $ 34,009 19.5%
Zscaler, Inc. ............. 180 36,493 20.9
25,410,687
Rights
Spain
Telefonica SA ............ 394 61 0.0
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... 1,144 73,458 42.1
Total Reference Entity — Long ............ 60,856,722
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (18,139) (145,749) (83.5)
Commonwealth Bank of
Australia ............. (727) (52,841) (30.3)
Computershare Ltd. ........ (3,282) (57,862) (33.2)
Crown Resorts Ltd. ........ (16,884) (152,870) (87.6)
CSL Ltd. ............... (775) (147,909) (84.8)
Evolution Mining Ltd. ....... (19,927) (56,386) (32.3)
Glencore plc ............ (9,250) (56,995) (32.7)
Insurance Australia Group Ltd. (78,271) (249,942) (143.2)
Lendlease Corp. Ltd. ....... (3,164) (27,104) (15.5)
Macquarie Group Ltd. ...... (321) (46,212) (26.5)
Medibank Pvt Ltd. ......... (71,305) (160,233) (91.8)
Mineral Resources Ltd. ..... (2,245) (91,222) (52.3)
National Australia Bank Ltd. .. (3,607) (82,343) (47.2)
Newcrest Mining Ltd. ....... (1,170) (21,972) (12.6)
Northern Star Resources Ltd. . (3,666) (25,199) (14.4)
Orica Ltd. .............. (22,025) (253,085) (145.0)
Origin Energy Ltd. ......... (4,785) (22,887) (13.1)
Ramsay Health Care Ltd. .... (489) (27,749) (15.9)
Reece Ltd. .............. (3,699) (44,941) (25.8)
Santos Ltd. ............. (70,075) (391,584) (224.4)
Telstra Corp. Ltd. ......... (8,799) (24,977) (14.3)
Transurban Group ......... (91,579) (919,601) (526.9)
Treasury Wine Estates Ltd. ... (9,426) (74,576) (42.7)
Westpac Banking Corp. ..... (20,569) (344,325) (197.3)
Woodside Petroleum Ltd. .... (7,733) (168,240) (96.4)
Woolworths Group Ltd. ..... (5,314) (143,760) (82.4)
(3,790,564)
Austria
Erste Group Bank AG ...... (2,182) (67,938) (38.9)
Verbund AG ............. (1,325) (141,629) (81.1)
(209,567)
Belgium
Anheuser-Busch InBev SA/NV (6,196) (356,515) (204.3)
Etablissements Franz Colruyt
NV ................. (2,369) (86,992) (49.8)
Sofina SA .............. (363) (111,244) (63.7)
(554,751)
Brazil
Yara International ASA ...... (1,015) (51,611) (29.6)
Canada
Air Canada ............. (1,546) (27,077) (15.5)
Algonquin Power & Utilities
Corp. ............... (18,687) (270,563) (155.0)
Shares Value
% of Basket
Value
Canada (continued)
Ballard Power Systems, Inc. .. (3,597) $ (29,876) (17.1) %
Barrick Gold Corp. ........ (14,329) (319,562) (183.1)
BCE, Inc. ............... (6,218) (330,588) (189.4)
BlackBerry Ltd. ........... (2,725) (15,591) (8.9)
CAE, Inc. ............... (1,323) (31,462) (18.0)
Cameco Corp. ........... (1,458) (37,646) (21.6)
Canadian Natural Resources
Ltd. ................ (2,480) (153,493) (88.0)
CGI, Inc. ............... (845) (67,382) (38.6)
Emera, Inc. ............. (1,413) (68,227) (39.1)
Enbridge, Inc. ............ (5,444) (237,567) (136.1)
Fairfax Financial Holdings Ltd. (145) (79,672) (45.7)
Fortis, Inc. .............. (3,515) (171,037) (98.0)
GFL Environmental, Inc. ..... (10,921) (328,994) (188.5)
Lightspeed Commerce, Inc. .. (4,056) (90,646) (51.9)
Northland Power, Inc. ...... (2,130) (64,282) (36.8)
Nutrien Ltd. ............. (345) (33,902) (19.4)
Pembina Pipeline Corp. ..... (4,569) (172,887) (99.1)
Quebecor, Inc., Class B ..... (985) (23,179) (13.3)
Restaurant Brands International,
Inc. ................. (1,861) (106,316) (60.9)
Rogers Communications, Inc.,
Class B .............. (3,603) (196,270) (112.5)
Shopify, Inc., Class A ....... (602) (257,515) (147.6)
Sun Life Financial, Inc. ...... (1,103) (54,873) (31.4)
TC Energy Corp. .......... (4,227) (223,582) (128.1)
(3,392,189)
Chile
Antofagasta plc ........... (8,016) (153,458) (87.9)
China
Futu Holdings Ltd., ADR ..... (228) (7,294) (4.2)
Prosus NV .............. (4,599) (221,803) (127.1)
(229,097)
Denmark
Ambu A/S, Class B ........ (7,235) (95,230) (54.6)
Carlsberg A/S, Class B ..... (458) (58,181) (33.3)
Chr Hansen Holding A/S .... (4,728) (368,357) (211.1)
Demant A/S ............. (448) (19,687) (11.3)
GN Store Nord A/S ........ (1,699) (63,763) (36.5)
Orsted A/S .............. (1,167) (129,106) (74.0)
ROCKWOOL A/S, Class B ... (415) (116,067) (66.5)
Tryg A/S ............... (22,500) (534,985) (306.6)
Vestas Wind Systems A/S ... (12,647) (322,511) (184.8)
(1,707,887)
Finland
Fortum OYJ ............. (9,416) (156,549) (89.7)
Kone OYJ, Class B ........ (1,443) (69,376) (39.8)
Sampo OYJ, Class A ....... (1,502) (72,933) (41.8)
UPM-Kymmene OYJ ....... (2,075) (71,779) (41.1)
Wartsila OYJ Abp ......... (7,540) (60,545) (34.7)
(431,182)
France
Adevinta ASA ............ (9,836) (75,987) (43.5)
Germany
adidas AG .............. (1,407) (283,735) (162.6)
BASF SE ............... (2,578) (135,765) (77.8)
Bechtle AG ............. (487) (22,504) (12.9)
Carl Zeiss Meditec AG ...... (252) (31,652) (18.1)
Commerzbank AG ......... (17,258) (112,666) (64.6)
Continental AG ........... (2,480) (169,982) (97.4)
Daimler Truck Holding AG ... (2,685) (72,212) (41.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Germany (continued)
Deutsche Lufthansa AG
(Registered) ........... (30,763) $ (228,864) (131.1) %
Deutsche Telekom AG
(Registered) ........... (19,425) (357,831) (205.0)
Fresenius Medical Care AG &
Co. KGaA ............ (2,310) (143,652) (82.3)
Infineon Technologies AG .... (3,425) (97,213) (55.7)
KION Group AG .......... (1,708) (95,009) (54.4)
Knorr-Bremse AG ......... (2,957) (210,877) (120.8)
Mercedes-Benz Group AG ... (2,102) (146,722) (84.1)
Merck KGaA ............ (440) (81,632) (46.8)
MTU Aero Engines AG ...... (254) (51,223) (29.4)
Puma SE ............... (1,044) (76,816) (44.0)
RWE AG ............... (1,159) (48,121) (27.6)
Scout24 SE ............. (1,822) (115,238) (66.0)
Siemens Energy AG ....... (11,636) (224,136) (128.4)
Siemens Healthineers AG .... (6,324) (338,144) (193.8)
Uniper SE .............. (2,371) (60,946) (34.9)
Zalando SE ............. (3,759) (147,903) (84.8)
(3,252,843)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (4,589) (26,249) (15.0)
Xinyi Glass Holdings Ltd. .... (10,000) (22,128) (12.7)
(48,377)
Ireland
CRH plc ............... (1,345) (53,161) (30.5)
Flutter Entertainment plc .... (824) (82,803) (47.5)
Kingspan Group plc ........ (1,000) (93,087) (53.3)
(229,051)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (33,379) (290,731) (166.6)
Wix.com Ltd. ............ (458) (34,561) (19.8)
(325,292)
Italy
Amplifon SpA ............ (1,420) (56,651) (32.4)
Atlantia SpA ............. (6,640) (158,401) (90.8)
Davide Campari-Milano NV .. (7,590) (85,639) (49.1)
FinecoBank Banca Fineco SpA (2,423) (33,683) (19.3)
Infrastrutture Wireless Italiane
SpA ................ (46,878) (500,204) (286.6)
Mediobanca Banca di Credito
Finanziario SpA ........ (7,813) (78,309) (44.9)
Nexi SpA ............... (15,278) (149,845) (85.9)
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (33,876) (19.4)
(1,096,608)
Japan
Aeon Co. Ltd. ............ (9,000) (171,047) (98.0)
Bandai Namco Holdings, Inc. . (2,900) (196,339) (112.5)
Bridgestone Corp. ......... (3,600) (131,953) (75.6)
Canon, Inc. ............. (1,000) (23,009) (13.2)
Central Japan Railway Co. ... (2,000) (251,770) (144.3)
Chubu Electric Power Co., Inc. (7,700) (77,732) (44.5)
Daifuku Co. Ltd. .......... (2,100) (129,126) (74.0)
Daiichi Sankyo Co. Ltd. ..... (800) (20,143) (11.5)
Daikin Industries Ltd. ....... (300) (45,845) (26.3)
East Japan Railway Co. ..... (1,800) (93,864) (53.8)
FANUC Corp. ............ (300) (45,968) (26.3)
Fast Retailing Co. Ltd. ...... (200) (92,081) (52.8)
GMO Payment Gateway, Inc. . (500) (41,950) (24.0)
Shares Value
% of Basket
Value
Japan (continued)
Hitachi Metals Ltd. ........ (8,800) $ (137,321) (78.7) %
Hulic Co. Ltd. ............ (2,400) (20,264) (11.6)
Iida Group Holdings Co. Ltd. .. (1,500) (23,857) (13.7)
Inpex Corp. ............. (9,600) (114,222) (65.4)
Itochu Techno-Solutions Corp. . (1,000) (23,416) (13.4)
Japan Airlines Co. Ltd. ...... (4,200) (69,340) (39.7)
Japan Post Bank Co. Ltd. .... (25,100) (189,362) (108.5)
Japan Post Holdings Co. Ltd. . (4,600) (32,255) (18.5)
JFE Holdings, Inc. ......... (2,100) (25,680) (14.7)
Kansai Electric Power Co., Inc.
(The) ............... (12,600) (110,452) (63.3)
Keio Corp. .............. (400) (15,341) (8.8)
Keyence Corp. ........... (300) (120,601) (69.1)
Kintetsu Group Holdings Co.
Ltd. ................ (500) (14,336) (8.2)
Koito Manufacturing Co. Ltd. .. (2,000) (73,389) (42.0)
Konami Holdings Corp. ..... (500) (30,747) (17.6)
Kose Corp. ............. (1,700) (174,524) (100.0)
Kubota Corp. ............ (13,200) (224,250) (128.5)
Kyowa Kirin Co. Ltd. ....... (2,900) (61,123) (35.0)
Lion Corp. .............. (3,800) (39,153) (22.4)
M3, Inc. ................ (2,600) (83,028) (47.6)
Mercari, Inc. ............. (5,100) (83,576) (47.9)
Mitsubishi Corp. .......... (6,400) (214,883) (123.1)
Mitsubishi UFJ Financial Group,
Inc. ................. (4,600) (26,742) (15.3)
Mitsui & Co. Ltd. .......... (3,200) (77,491) (44.4)
Mitsui OSK Lines Ltd. ...... (900) (21,070) (12.1)
MonotaRO Co. Ltd. ........ (7,900) (135,707) (77.8)
Nexon Co. Ltd. ........... (8,100) (184,446) (105.7)
Nidec Corp. ............. (1,500) (96,974) (55.6)
Nihon M&A Center Holdings,
Inc. ................. (1,200) (14,777) (8.5)
Nippon Paint Holdings Co. Ltd. (6,300) (49,904) (28.6)
Nippon Sanso Holdings Corp. . (3,500) (62,984) (36.1)
Nippon Steel Corp. ........ (1,300) (20,642) (11.8)
Nissan Motor Co. Ltd. ...... (11,200) (44,840) (25.7)
Nitori Holdings Co. Ltd. ..... (200) (20,576) (11.8)
Nomura Research Institute Ltd. (1,800) (50,898) (29.2)
NTT Data Corp. .......... (5,700) (105,096) (60.2)
Obayashi Corp. .......... (6,500) (44,701) (25.6)
Obic Co. Ltd. ............ (1,200) (177,287) (101.6)
Odakyu Electric Railway Co. Ltd. (5,400) (81,773) (46.9)
Oji Holdings Corp. ......... (9,600) (45,475) (26.1)
Open House Group Co. Ltd. .. (500) (19,347) (11.1)
Oracle Corp. Japan ........ (700) (44,983) (25.8)
Oriental Land Co. Ltd. ...... (1,400) (211,778) (121.3)
Otsuka Corp. ............ (11,900) (389,988) (223.5)
Pan Pacific International
Holdings Corp. ......... (5,000) (76,567) (43.9)
Pola Orbis Holdings, Inc. .... (7,300) (84,163) (48.2)
Rakuten Group, Inc. ....... (7,400) (52,021) (29.8)
Renesas Electronics Corp. ... (10,600) (113,186) (64.9)
Rohm Co. Ltd. ........... (800) (55,889) (32.0)
Ryohin Keikaku Co. Ltd. ..... (4,600) (41,341) (23.7)
SBI Holdings, Inc. ......... (1,100) (24,604) (14.1)
Sharp Corp. ............. (4,900) (41,460) (23.8)
Shimizu Corp. ........... (16,300) (85,471) (49.0)
Shionogi & Co. Ltd. ........ (1,500) (83,439) (47.8)
Shiseido Co. Ltd. ......... (3,300) (155,996) (89.4)
SMC Corp. .............. (200) (96,844) (55.5)
SoftBank Corp. ........... (17,300) (201,335) (115.4)
SoftBank Group Corp. ...... (1,600) (65,808) (37.7)
Square Enix Holdings Co. Ltd. . (1,400) (55,896) (32.0)
SUMCO Corp. ........... (7,000) (100,812) (57.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Japan (continued)
Sumitomo Corp. .......... (11,700) $ (185,137) (106.1) %
Sumitomo Electric Industries
Ltd. ................ (20,300) (218,242) (125.1)
Sumitomo Metal Mining Co. Ltd. (1,400) (61,399) (35.2)
Sumitomo Realty & Development
Co. Ltd. .............. (1,400) (37,140) (21.3)
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (500) (19,694) (11.3)
Takeda Pharmaceutical Co. Ltd. (8,400) (243,739) (139.7)
Tobu Railway Co. Ltd. ...... (900) (20,230) (11.6)
Tokio Marine Holdings, Inc. ... (2,700) (145,985) (83.6)
Tokyo Electric Power Co.
Holdings, Inc. .......... (17,600) (60,751) (34.8)
Tokyu Corp. ............. (1,400) (17,120) (9.8)
Toyota Industries Corp. ..... (900) (53,979) (30.9)
Toyota Motor Corp. ........ (8,500) (145,637) (83.4)
Unicharm Corp. .......... (400) (13,917) (8.0)
Welcia Holdings Co. Ltd. .... (6,200) (127,094) (72.8)
West Japan Railway Co. .... (4,500) (167,035) (95.7)
Yaskawa Electric Corp. ..... (2,900) (98,471) (56.4)
Z Holdings Corp. .......... (41,400) (162,530) (93.1)
(8,242,358)
Jordan
Hikma Pharmaceuticals plc ... (2,562) (60,182) (34.5)
Luxembourg
ArcelorMittal SA .......... (7,562) (220,491) (126.3)
Netherlands
ABN AMRO Bank NV, CVA ... (13,526) (168,144) (96.4)
Adyen NV .............. (25) (41,932) (24.0)
Akzo Nobel NV ........... (1,215) (105,397) (60.4)
Argenx SE .............. (207) (59,638) (34.2)
ASM International NV ...... (445) (133,719) (76.6)
Heineken NV ............ (1,527) (149,052) (85.4)
JDE Peet's NV ........... (5,643) (166,012) (95.1)
Universal Music Group NV ... (6,836) (158,639) (90.9)
(982,533)
New Zealand
Auckland International Airport
Ltd. ................ (69,426) (348,727) (199.8)
Ryman Healthcare Ltd. ..... (20,995) (124,254) (71.2)
Xero Ltd. ............... (722) (47,610) (27.3)
(520,591)
Norway
Aker BP ASA ............ (770) (27,588) (15.8)
Gjensidige Forsikring ASA ... (4,792) (102,450) (58.7)
Schibsted ASA, Class A ..... (2,032) (42,345) (24.3)
(172,383)
Saudi Arabia
Delivery Hero SE ......... (3,316) (116,567) (66.8)
Singapore
City Developments Ltd. ..... (3,700) (22,685) (13.0)
Singapore Exchange Ltd. .... (11,000) (77,400) (44.4)
UOL Group Ltd. .......... (33,300) (174,976) (100.3)
Venture Corp. Ltd. ......... (38,300) (470,168) (269.4)
(745,229)
Spain
ACS Actividades de Construccion
y Servicios SA ......... (923) (23,634) (13.5)
Aena SME SA ........... (2,340) (332,068) (190.3)
Amadeus IT Group SA ...... (2,088) (130,840) (75.0)
Shares Value
% of Basket
Value
Spain (continued)
CaixaBank SA ........... (53,206) $ (171,744) (98.4) %
Cellnex Telecom SA ....... (9,393) (437,811) (250.9)
EDP Renovaveis SA ....... (2,076) (49,133) (28.1)
Ferrovial SA ............. (26,090) (669,061) (383.4)
Grifols SA .............. (25,566) (428,199) (245.4)
Naturgy Energy Group SA ... (4,409) (132,633) (76.0)
Siemens Gamesa Renewable
Energy SA ............ (9,832) (156,610) (89.7)
Telefonica SA ............ (20,552) (99,978) (57.3)
(2,631,711)
Sweden
Electrolux AB, Class B ...... (3,570) (54,444) (31.2)
Essity AB, Class B ........ (5,686) (149,945) (85.9)
Evolution AB ............ (646) (66,279) (38.0)
Fastighets AB Balder, Class B . (1,562) (77,424) (44.4)
Getinge AB, Class B ....... (1,397) (40,412) (23.2)
H & M Hennes & Mauritz AB,
Class B .............. (3,332) (41,947) (24.0)
Hexagon AB, Class B ...... (30,778) (397,126) (227.6)
Investment AB Latour, Class B (7,293) (193,210) (110.7)
L E Lundbergforetagen AB, Class
B .................. (3,789) (177,198) (101.5)
Lundin Energy AB ......... (1,884) (77,896) (44.6)
Nibe Industrier AB, Class B ... (8,650) (84,808) (48.6)
Securitas AB, Class B ...... (2,019) (23,838) (13.7)
Sinch AB ............... (12,564) (55,525) (31.8)
Svenska Cellulosa AB SCA,
Class B .............. (14,641) (283,344) (162.4)
(1,723,396)
Switzerland
ABB Ltd. (Registered) ...... (12,537) (376,135) (215.5)
Alcon, Inc. .............. (1,175) (83,896) (48.1)
Bachem Holding AG
(Registered), Class B .... (89) (38,835) (22.3)
Barry Callebaut AG (Registered) (63) (144,998) (83.1)
Clariant AG (Registered) .... (3,621) (61,822) (35.4)
Credit Suisse Group AG
(Registered) ........... (22,052) (149,674) (85.8)
EMS-Chemie Holding AG
(Registered) ........... (228) (203,405) (116.6)
Logitech International SA
(Registered) ........... (929) (60,458) (34.6)
Lonza Group AG (Registered) . (83) (48,940) (28.0)
Partners Group Holding AG .. (47) (49,796) (28.5)
Sonova Holding AG (Registered) (203) (73,207) (42.0)
Swiss Prime Site AG
(Registered) ........... (404) (39,489) (22.6)
TE Connectivity Ltd. ....... (150) (18,717) (10.7)
VAT Group AG ........... (231) (71,451) (40.9)
(1,420,823)
Taiwan
Sea Ltd., ADR ........... (1,418) (117,354) (67.2)
United Kingdom
Admiral Group plc ......... (929) (29,242) (16.8)
AstraZeneca plc .......... (472) (62,984) (36.1)
AVEVA Group plc ......... (11,647) (313,026) (179.4)
Barclays plc ............. (68,731) (126,337) (72.4)
BT Group plc ............ (46,045) (102,109) (58.5)
Halma plc .............. (2,918) (89,570) (51.3)
Hargreaves Lansdown plc ... (21,980) (251,635) (144.2)
HSBC Holdings plc ........ (29,874) (186,686) (107.0)
Informa plc .............. (4,319) (30,639) (17.6)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United Kingdom (continued)
Just Eat Takeaway.com NV ... (6,865) $ (186,471) (106.9) %
Liberty Global plc, Class C ... (1,879) (44,532) (25.5)
Linde plc ............... (555) (173,138) (99.2)
M&G plc ............... (19,321) (51,296) (29.4)
Melrose Industries plc ...... (17,007) (24,713) (14.2)
National Grid plc .......... (33,195) (493,177) (282.6)
NatWest Group plc ........ (60,718) (162,894) (93.3)
Ocado Group plc ......... (20,988) (240,032) (137.5)
Phoenix Group Holdings plc .. (33,702) (255,272) (146.3)
Prudential plc ............ (3,005) (37,408) (21.4)
Rolls-Royce Holdings plc .... (115,419) (118,323) (67.8)
Smith & Nephew plc ....... (2,694) (43,666) (25.0)
SSE plc ................ (13,063) (303,399) (173.9)
Standard Chartered plc ..... (11,920) (81,489) (46.7)
Unilever plc ............. (5,545) (257,788) (147.7)
(3,665,826)
United States
10X Genomics, Inc., Class A .. (583) (27,844) (16.0)
AbbVie, Inc. ............. (191) (28,054) (16.1)
Affirm Holdings, Inc. ....... (910) (26,117) (15.0)
Aflac, Inc. .............. (2,340) (134,035) (76.8)
Air Products and Chemicals, Inc. (2,104) (492,483) (282.2)
Albemarle Corp. .......... (141) (27,189) (15.6)
Allegion plc ............. (198) (22,620) (13.0)
Allstate Corp. (The) ........ (1,098) (138,941) (79.6)
Alnylam Pharmaceuticals, Inc. . (204) (27,220) (15.6)
AMC Entertainment Holdings,
Inc., Class A ........... (85) (1,301) (0.7)
Ameren Corp. ............ (5,754) (534,547) (306.3)
Analog Devices, Inc. ....... (1,607) (248,089) (142.2)
Anthem, Inc. ............ (77) (38,649) (22.1)
Aon plc, Class A .......... (293) (84,381) (48.4)
Arthur J Gallagher & Co. .... (1,175) (197,976) (113.4)
AT&T, Inc. .............. (4,114) (77,590) (44.5)
Avalara, Inc. ............. (1,967) (149,630) (85.7)
Avantor, Inc. ............. (2,356) (75,109) (43.0)
Ball Corp. .............. (1,819) (147,630) (84.6)
Bausch Health Cos., Inc. .... (95) (1,805) (1.0)
Becton Dickinson and Co. ... (1,217) (300,830) (172.4)
Bio-Rad Laboratories, Inc., Class
A .................. (132) (67,592) (38.7)
Block, Inc. .............. (617) (61,416) (35.2)
Boeing Co. (The) ......... (1,706) (253,921) (145.5)
Boston Scientific Corp. ...... (287) (12,086) (6.9)
Bristol-Myers Squibb Co. .... (686) (51,635) (29.6)
Broadcom, Inc. ........... (77) (42,688) (24.5)
Brookfield Renewable Corp. .. (492) (17,667) (10.1)
Brown & Brown, Inc. ....... (2,087) (129,352) (74.1)
Brown-Forman Corp., Class B . (849) (57,257) (32.8)
Burlington Stores, Inc. ...... (436) (88,752) (50.9)
Cable One, Inc. .......... (60) (69,972) (40.1)
Caesars Entertainment, Inc. .. (1,954) (129,511) (74.2)
Campbell Soup Co. ........ (3,719) (175,611) (100.6)
CarMax, Inc. ............ (1,208) (103,622) (59.4)
Carnival Corp. ........... (7,661) (132,535) (75.9)
Carvana Co. ............ (1,648) (95,518) (54.7)
Catalent, Inc. ............ (2,592) (234,732) (134.5)
Caterpillar, Inc. ........... (422) (88,848) (50.9)
CenterPoint Energy, Inc. .... (1,890) (57,853) (33.2)
Ceridian HCM Holding, Inc. .. (3,105) (174,284) (99.9)
CF Industries Holdings, Inc. .. (655) (63,424) (36.3)
CH Robinson Worldwide, Inc. . (441) (46,812) (26.8)
Charles River Laboratories
International, Inc. ....... (263) (63,517) (36.4)
Shares Value
% of Basket
Value
United States (continued)
Charter Communications, Inc.,
Class A .............. (8) $ (3,428) (2.0) %
Chevron Corp. ........... (181) (28,357) (16.2)
Chewy, Inc., Class A ....... (4,258) (123,737) (70.9)
Citizens Financial Group, Inc. . (2,640) (104,016) (59.6)
Clarivate plc ............. (994) (15,586) (8.9)
Clorox Co. (The) .......... (1,180) (169,295) (97.0)
Cloudflare, Inc., Class A ..... (437) (37,643) (21.6)
Coinbase Global, Inc., Class A (916) (103,242) (59.2)
Conagra Brands, Inc. ....... (6,697) (233,926) (134.0)
Constellation Brands, Inc., Class
A .................. (1,167) (287,187) (164.6)
Cooper Cos., Inc. (The) ..... (387) (139,722) (80.1)
Corning, Inc. ............ (1,282) (45,114) (25.9)
CoStar Group, Inc. ........ (2,617) (166,494) (95.4)
Coterra Energy, Inc. ....... (1,346) (38,751) (22.2)
Coupa Software, Inc. ....... (728) (62,826) (36.0)
Crown Holdings, Inc. ....... (235) (25,859) (14.8)
Danaher Corp. ........... (904) (227,022) (130.1)
DaVita, Inc. ............. (230) (24,925) (14.3)
Dell Technologies, Inc., Class C (1,061) (49,878) (28.6)
Delta Air Lines, Inc. ........ (1,940) (83,478) (47.8)
Discover Financial Services .. (551) (61,965) (35.5)
DISH Network Corp., Class A . (5,701) (162,536) (93.1)
Dow, Inc. ............... (979) (65,103) (37.3)
Eastman Chemical Co. ..... (459) (47,126) (27.0)
Elanco Animal Health, Inc. ... (6,976) (176,563) (101.2)
Entegris, Inc. ............ (836) (93,122) (53.4)
Erie Indemnity Co., Class A .. (659) (105,625) (60.5)
Evergy, Inc. ............. (910) (61,744) (35.4)
Exact Sciences Corp. ...... (4,197) (231,045) (132.4)
Exxon Mobil Corp. ......... (1,247) (106,307) (60.9)
F5, Inc. ................ (414) (69,308) (39.7)
Fidelity National Information
Services, Inc. .......... (1,460) (144,759) (83.0)
First Citizens BancShares, Inc.,
Class A .............. (390) (249,358) (142.9)
Ford Motor Co. ........... (9,026) (127,808) (73.2)
Generac Holdings, Inc. ..... (337) (73,931) (42.4)
General Electric Co. ....... (1,747) (130,239) (74.6)
Globe Life, Inc. ........... (810) (79,445) (45.5)
Guidewire Software, Inc. .... (654) (56,859) (32.6)
HCA Healthcare, Inc. ....... (895) (192,022) (110.0)
HEICO Corp. ............ (786) (111,007) (63.6)
Hess Corp. ............. (269) (27,726) (15.9)
Hilton Worldwide Holdings, Inc. (514) (79,819) (45.7)
Honeywell International, Inc. .. (69) (13,352) (7.7)
Huntington Bancshares, Inc. .. (9,330) (122,689) (70.3)
Huntington Ingalls Industries,
Inc. ................. (355) (75,523) (43.3)
IAC/InterActiveCorp ........ (1,242) (102,937) (59.0)
Illumina, Inc. ............ (274) (81,282) (46.6)
International Business Machines
Corp. ............... (655) (86,598) (49.6)
International Flavors &
Fragrances, Inc. ........ (288) (34,934) (20.0)
International Paper Co. ..... (2,002) (92,653) (53.1)
IPG Photonics Corp. ....... (1,126) (106,384) (61.0)
IQVIA Holdings, Inc. ....... (611) (133,192) (76.3)
J M Smucker Co. (The) ..... (2,196) (300,698) (172.3)
Jack Henry & Associates, Inc. . (779) (147,683) (84.6)
Jazz Pharmaceuticals plc .... (144) (23,072) (13.2)
Kellogg Co. ............. (2,119) (145,152) (83.2)
Kimberly-Clark Corp. ....... (1,977) (274,467) (157.3)
Kinder Morgan, Inc. ........ (14,463) (262,503) (150.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Kraft Heinz Co. (The) ....... (1,415) $ (60,321) (34.6) %
Las Vegas Sands Corp. ..... (3,350) (118,691) (68.0)
Lear Corp. .............. (677) (86,615) (49.6)
Leidos Holdings, Inc. ....... (1,586) (164,167) (94.1)
Liberty Broadband Corp., Class
C .................. (933) (104,328) (59.8)
Liberty Media Corp-Liberty
Formula One, Class C .... (2,085) (129,958) (74.5)
Liberty Media Corp-Liberty
SiriusXM, Class C ....... (931) (38,990) (22.3)
Lucid Group, Inc. ......... (2,129) (38,492) (22.1)
Lumen Technologies, Inc. .... (3,866) (38,892) (22.3)
M&T Bank Corp. .......... (401) (66,823) (38.3)
MarketAxess Holdings, Inc. .. (230) (60,630) (34.7)
Marriott International, Inc., Class
A .................. (353) (62,665) (35.9)
Marsh & McLennan Cos., Inc. . (282) (45,599) (26.1)
Martin Marietta Materials, Inc. . (485) (171,797) (98.4)
Match Group, Inc. ......... (1,496) (118,408) (67.9)
McCormick & Co., Inc. (Non-
Voting) .............. (1,407) (141,502) (81.1)
McKesson Corp. .......... (236) (73,068) (41.9)
MGM Resorts International ... (2,917) (119,714) (68.6)
Mondelez International, Inc.,
Class A .............. (2,162) (139,406) (79.9)
Morgan Stanley .......... (1,024) (82,524) (47.3)
Mosaic Co. (The) ......... (339) (21,160) (12.1)
Motorola Solutions, Inc. ..... (147) (31,412) (18.0)
Netflix, Inc. .............. (208) (39,595) (22.7)
Newell Brands, Inc. ........ (1,798) (41,624) (23.9)
NortonLifeLock, Inc. ....... (1,908) (47,776) (27.4)
Novavax, Inc. ............ (264) (11,898) (6.8)
NRG Energy, Inc. ......... (2,700) (96,930) (55.5)
Occidental Petroleum Corp. .. (578) (31,842) (18.2)
Omnicom Group, Inc. ....... (3,205) (243,997) (139.8)
ON Semiconductor Corp. .... (307) (15,998) (9.2)
Oracle Corp. ............ (1,370) (100,558) (57.6)
PACCAR, Inc. ........... (1,765) (146,583) (84.0)
Packaging Corp. of America .. (628) (101,215) (58.0)
Paramount Global, Class B ... (1,838) (53,523) (30.7)
Paycom Software, Inc. ...... (119) (33,495) (19.2)
Peloton Interactive, Inc., Class A (5,298) (93,033) (53.3)
PerkinElmer, Inc. ......... (1,183) (173,440) (99.4)
Pfizer, Inc. .............. (3,055) (149,909) (85.9)
PG&E Corp. ............. (5,155) (65,211) (37.4)
Plug Power, Inc. .......... (3,862) (81,179) (46.5)
PNC Financial Services Group,
Inc. (The) ............ (494) (82,053) (47.0)
PPL Corp. .............. (6,252) (176,994) (101.4)
Progressive Corp. (The) ..... (3,842) (412,477) (236.4)
PTC, Inc. ............... (767) (87,599) (50.2)
QIAGEN NV ............. (2,398) (110,589) (63.4)
Qorvo, Inc. .............. (247) (28,104) (16.1)
Quest Diagnostics, Inc. ..... (635) (84,988) (48.7)
Republic Services, Inc. ..... (2,233) (299,825) (171.8)
ResMed, Inc. ............ (50) (9,998) (5.7)
Rollins, Inc. ............. (4,691) (157,336) (90.2)
Roper Technologies, Inc. .... (680) (319,546) (183.1)
Ross Stores, Inc. ......... (225) (22,448) (12.9)
Royal Caribbean Cruises Ltd. . (2,161) (167,975) (96.3)
Royalty Pharma plc, Class A .. (1,920) (81,754) (46.8)
RPM International, Inc. ..... (4,398) (364,594) (208.9)
S&P Global, Inc. .......... (163) (61,369) (35.2)
Seagen, Inc. ............ (274) (35,897) (20.6)
SEI Investments Co. ....... (681) (37,945) (21.7)
Shares Value
% of Basket
Value
United States (continued)
Sensata Technologies Holding
plc ................. (1,585) $ (71,975) (41.2) %
Sherwin-Williams Co. (The) .. (564) (155,077) (88.9)
Signature Bank ........... (79) (19,138) (11.0)
Sirius XM Holdings, Inc. ..... (14,195) (85,170) (48.8)
Snap, Inc., Class A ........ (1,087) (30,936) (17.7)
SoFi Technologies, Inc. ..... (3,645) (22,307) (12.8)
Southern Co. (The) ........ (2,963) (217,455) (124.6)
SS&C Technologies Holdings,
Inc. ................. (1,908) (123,371) (70.7)
Stanley Black & Decker, Inc. .. (1,134) (136,250) (78.1)
STERIS plc ............. (1,250) (280,063) (160.5)
Stryker Corp. ............ (293) (70,689) (40.5)
Swiss Re AG ............ (516) (42,316) (24.2)
Sysco Corp. ............. (1,220) (104,286) (59.8)
T Rowe Price Group, Inc. .... (628) (77,269) (44.3)
Take-Two Interactive Software,
Inc. ................. (727) (86,884) (49.8)
Teladoc Health, Inc. ........ (3,006) (101,483) (58.2)
Teledyne Technologies, Inc. .. (281) (121,266) (69.5)
Teleflex, Inc. ............. (231) (65,978) (37.8)
Tenaris SA .............. (21,990) (336,055) (192.6)
Thermo Fisher Scientific, Inc. . (794) (439,018) (251.6)
TJX Cos., Inc. (The) ....... (717) (43,938) (25.2)
Trade Desk, Inc. (The), Class A (1,646) (96,982) (55.6)
Tradeweb Markets, Inc., Class A (275) (19,577) (11.2)
TransUnion ............. (430) (37,634) (21.6)
Truist Financial Corp. ....... (679) (32,830) (18.8)
Twilio, Inc., Class A ........ (737) (82,411) (47.2)
Tyler Technologies, Inc. ..... (711) (280,639) (160.8)
Unity Software, Inc. ........ (935) (62,093) (35.6)
Universal Health Services, Inc.,
Class B .............. (910) (111,502) (63.9)
Upstart Holdings, Inc. ...... (387) (29,033) (16.6)
US Bancorp ............. (5,079) (246,636) (141.3)
Verisk Analytics, Inc. ....... (165) (33,668) (19.3)
VF Corp. ............... (2,839) (147,628) (84.6)
Vimeo, Inc. ............. (1) (10) (0.0)
Vulcan Materials Co. ....... (533) (91,831) (52.6)
W R Berkley Corp. ........ (2,949) (196,079) (112.4)
Walmart, Inc. ............ (511) (78,178) (44.8)
Warner Bros Discovery, Inc. .. (4,283) (77,736) (44.5)
Waste Connections, Inc. ..... (2,855) (393,904) (225.7)
Waste Management, Inc. .... (4,182) (687,688) (394.1)
Wayfair, Inc., Class A ....... (198) (15,234) (8.7)
WEC Energy Group, Inc. .... (428) (42,821) (24.5)
Western Union Co. (The) .... (5,613) (94,074) (53.9)
Whirlpool Corp. ........... (370) (67,162) (38.5)
Williams Cos., Inc. (The) .... (3,844) (131,811) (75.5)
Willis Towers Watson plc .... (324) (69,615) (39.9)
Wynn Resorts Ltd. ........ (474) (33,408) (19.1)
Xylem, Inc. .............. (1,443) (116,161) (66.6)
Zendesk, Inc. ............ (252) (30,754) (17.6)
Zillow Group, Inc., Class C ... (1,072) (42,687) (24.5)
Zimmer Biomet Holdings, Inc. . (3,157) (381,208) (218.4)
Zoetis, Inc. .............. (1,041) (184,517) (105.7)
Zoom Video Communications,
Inc., Class A ........... (907) (90,310) (51.8)
(24,048,871)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Preferred Securities
Germany
Bayerische Motoren Werke AG
(Preference) .......... (434) $ (31,972) (18.3) %
FUCHS PETROLUB SE
(Preference) .......... (1,202) (37,913) (21.7)
Porsche Automobil Holding SE
(Preference) .......... (2,848) (234,903) (134.6)
Sartorius AG (Preference) ... (357) (133,850) (76.7)
Volkswagen AG (Preference) . (173) (26,792) (15.4)
(465,430)
Total Reference Entity — Short ............ (60,682,209)
Net Value of Reference Entity — BNP Paribas SA $ 174,513
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates February 24, 2023 – February 27, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 5,402 125,339 93.3
ASX Ltd. ............... 2,498 151,028 112.4
Aurizon Holdings Ltd. ...... 86,527 244,362 181.8
Cochlear Ltd. ............ 1,147 184,745 137.5
IDP Education Ltd. ........ 2,844 52,760 39.3
Tabcorp Holdings Ltd. ...... 1,550 5,928 4.4
764,162
Austria
voestalpine AG ........... 144 3,747 2.8
Belgium
Umicore SA ............. 530 20,375 15.2
Brazil
Wheaton Precious Metals Corp. 1,477 66,202 49.3
Canada
Alimentation Couche-Tard, Inc. 2,057 91,573 68.1
AltaGas Ltd. ............. 1,440 32,933 24.5
Canadian National Railway Co. 199 23,403 17.4
Canadian Pacific Railway Ltd. . 364 26,626 19.8
Canadian Tire Corp. Ltd., Class
A .................. 465 64,050 47.7
Constellation Software, Inc. .. 107 168,404 125.3
Franco-Nevada Corp. ...... 1,361 205,827 153.2
Gildan Activewear, Inc. ...... 739 25,041 18.6
Hydro One Ltd. ........... 903 24,412 18.2
Open Text Corp. .......... 510 20,425 15.2
Parkland Corp. ........... 1,181 33,546 25.0
Power Corp. of Canada ..... 4,032 118,639 88.3
Shaw Communications, Inc.,
Class B .............. 3,353 99,860 74.3
Suncor Energy, Inc. ........ 722 25,954 19.3
Teck Resources Ltd., Class B . 581 22,921 17.1
Thomson Reuters Corp. ..... 1,310 130,975 97.5
TMX Group Ltd. .......... 193 19,649 14.6
Toronto-Dominion Bank (The) . 591 42,688 31.8
West Fraser Timber Co. Ltd. .. 293 25,752 19.2
1,202,678
China
BOC Hong Kong Holdings Ltd. 120,000 434,384 323.3
Shares Value
% of Basket
Value
Denmark
AP Moller - Maersk A/S, Class B 33 $ 95,509 71.1%
Coloplast A/S, Class B ...... 1,035 139,444 103.8
DSV A/S ............... 141 23,117 17.2
258,070
Finland
Elisa OYJ .............. 1,327 77,791 57.9
Kesko OYJ, Class B ....... 819 20,619 15.3
Nordea Bank Abp ......... 2,045 20,389 15.2
Stora Enso OYJ, Class R .... 4,878 95,997 71.4
214,796
France
Amundi SA ............. 1,111 66,804 49.7
Arkema SA ............. 1,852 211,025 157.1
BioMerieux ............. 2,538 241,622 179.8
BNP Paribas SA .......... 1,225 63,518 47.3
Bureau Veritas SA ......... 1,120 32,174 24.0
Capgemini SE ........... 660 134,362 100.0
Cie de Saint-Gobain ....... 2,638 153,896 114.5
Dassault Systemes SE ..... 2,569 113,612 84.6
Eiffage SA .............. 223 22,021 16.4
Engie SA ............... 3,507 41,384 30.8
Eurazeo SE ............. 2,910 223,602 166.4
Hermes International ....... 73 90,013 67.0
Ipsen SA ............... 2,709 280,825 209.0
La Francaise des Jeux SAEM . 8,247 307,951 229.2
Orange SA .............. 64,344 766,041 570.1
Pernod Ricard SA ......... 111 22,909 17.1
Publicis Groupe SA ........ 12,586 755,622 562.4
SEB SA ................ 431 51,758 38.5
Teleperformance .......... 777 278,874 207.5
Vivendi SE .............. 5,970 68,569 51.0
Wendel SE ............. 933 92,959 69.2
4,019,541
Germany
Brenntag SE ............ 1,381 106,563 79.3
Deutsche Bank AG (Registered) 2,385 23,848 17.8
Deutsche Post AG (Registered) 558 23,839 17.7
Evonik Industries AG ....... 802 20,978 15.6
HeidelbergCement AG ...... 1,067 61,467 45.8
Nemetschek SE .......... 1,790 142,044 105.7
Siemens AG (Registered) .... 244 30,001 22.3
Symrise AG ............. 211 25,108 18.7
433,848
Hong Kong
Power Assets Holdings Ltd. .. 3,500 23,573 17.6
Sun Hung Kai Properties Ltd. . 6,500 74,861 55.7
98,434
Ireland
Smurfit Kappa Group plc .... 561 23,705 17.7
Israel
Bank Hapoalim BM ........ 11,399 105,682 78.7
Israel Discount Bank Ltd., Class
A .................. 9,702 57,304 42.6
162,986
Italy
Assicurazioni Generali SpA ... 9,330 176,646 131.5
Coca-Cola HBC AG ........ 328 6,650 4.9
Enel SpA ............... 1,969 12,804 9.5
Intesa Sanpaolo SpA ....... 10,118 20,618 15.3
Prysmian SpA ........... 1,874 60,952 45.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Italy (continued)
Snam SpA .............. 4,198 $ 23,024 17.1%
300,694
Japan
Advantest Corp. .......... 1,600 109,197 81.3
Aisin Corp. .............. 900 26,146 19.5
Ajinomoto Co., Inc. ........ 2,000 51,963 38.7
Asahi Kasei Corp. ......... 11,800 96,815 72.1
Astellas Pharma, Inc. ....... 20,200 307,559 228.9
Capcom Co. Ltd. .......... 1,000 26,387 19.6
Chugai Pharmaceutical Co. Ltd. 4,100 122,857 91.4
Dai Nippon Printing Co. Ltd. .. 2,500 52,245 38.9
Daiwa House Industry Co. Ltd. 1,500 36,060 26.8
Dentsu Group, Inc. ........ 1,400 50,458 37.6
ENEOS Holdings, Inc. ...... 2,800 9,852 7.3
Hoya Corp. ............. 1,100 109,166 81.2
Isuzu Motors Ltd. ......... 1,800 20,998 15.6
Japan Tobacco, Inc. ....... 900 15,311 11.4
Kajima Corp. ............ 5,200 57,951 43.1
KDDI Corp. ............. 3,500 115,901 86.3
Kikkoman Corp. .......... 600 33,721 25.1
Lawson, Inc. ............ 1,700 62,526 46.5
Marubeni Corp. ........... 28,100 306,729 228.3
Mazda Motor Corp. ........ 5,600 39,764 29.6
McDonald's Holdings Co. Japan
Ltd. ................ 1,600 63,477 47.2
Mitsubishi Chemical Holdings
Corp. ............... 2,800 17,073 12.7
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,200 17,524 13.0
Mitsui Chemicals, Inc. ...... 1,400 31,987 23.8
NEC Corp. .............. 900 34,916 26.0
NGK Insulators Ltd. ........ 8,500 114,339 85.1
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,300 76,220 56.7
Nippon Telegraph & Telephone
Corp. ............... 7,000 206,286 153.5
Nippon Yusen KK ......... 400 28,858 21.5
Nitto Denko Corp. ......... 1,100 73,833 54.9
Nomura Real Estate Holdings,
Inc. ................. 2,100 51,168 38.1
Olympus Corp. ........... 4,600 80,965 60.3
Ono Pharmaceutical Co. Ltd. . 900 23,122 17.2
Osaka Gas Co. Ltd. ........ 6,100 109,943 81.8
Otsuka Holdings Co. Ltd. .... 1,500 50,404 37.5
Panasonic Holdings Corp. ... 6,100 54,371 40.5
Recruit Holdings Co. Ltd. .... 200 7,256 5.4
Resona Holdings, Inc. ...... 6,000 26,091 19.4
Ricoh Co. Ltd. ........... 3,800 27,747 20.7
Seiko Epson Corp. ........ 3,900 54,941 40.9
Sekisui House Ltd. ........ 3,000 52,104 38.8
Shimadzu Corp. .......... 4,900 160,192 119.2
Sohgo Security Services Co.
Ltd. ................ 500 13,889 10.3
Sompo Holdings, Inc. ...... 1,800 73,278 54.5
Subaru Corp. ............ 2,500 37,937 28.2
Sumitomo Chemical Co. Ltd. .. 13,700 58,255 43.4
Suzuki Motor Corp. ........ 500 15,073 11.2
Sysmex Corp. ........... 200 13,120 9.8
Terumo Corp. ............ 800 23,812 17.7
Tokyo Gas Co. Ltd. ........ 9,600 183,883 136.8
TOPPAN, Inc. ............ 3,000 49,589 36.9
Toray Industries, Inc. ....... 25,200 119,430 88.9
Toyo Suisan Kaisha Ltd. ..... 500 15,438 11.5
Trend Micro, Inc. .......... 400 22,303 16.6
Shares Value
% of Basket
Value
Japan (continued)
Yamaha Corp. ........... 3,500 $ 133,724 99.5%
Yamaha Motor Co. Ltd. ..... 4,300 88,777 66.1
3,862,931
Netherlands
NN Group NV ............ 423 20,719 15.4
Norway
Mowi ASA .............. 904 25,535 19.0
Orkla ASA .............. 5,395 43,778 32.6
69,313
Portugal
Galp Energia SGPS SA ..... 2,741 33,363 24.8
Singapore
Singapore Airlines Ltd. ...... 5,200 20,497 15.2
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 5,151 27,029 20.1
Industria de Diseno Textil SA .. 1,654 34,680 25.8
Repsol SA .............. 5,515 82,272 61.2
143,981
Sweden
Alfa Laval AB ............ 610 16,980 12.6
Assa Abloy AB, Class B ..... 1,207 30,503 22.7
Industrivarden AB, Class C ... 1,060 26,690 19.9
Investor AB, Class B ....... 6,581 126,638 94.3
Kinnevik AB, Class B ....... 976 19,103 14.2
Skanska AB, Class B ....... 959 18,319 13.6
238,233
Switzerland
Baloise Holding AG (Registered) 607 105,582 78.6
Julius Baer Group Ltd. ...... 997 47,644 35.5
Novartis AG (Registered) .... 928 82,007 61.0
Roche Holding AG ........ 1,483 549,917 409.3
SGS SA (Registered) ....... 17 43,682 32.5
Straumann Holding AG
(Registered) ........... 200 23,578 17.6
852,410
United Kingdom
abrdn plc ............... 8,625 20,253 15.1
Aviva plc ............... 2,022 10,848 8.1
BAE Systems plc ......... 4,760 43,967 32.7
Berkeley Group Holdings plc .. 424 21,504 16.0
CK Hutchison Holdings Ltd. .. 23,500 164,921 122.7
CNH Industrial NV ......... 1,311 18,572 13.8
Croda International plc ...... 374 36,325 27.0
Entain plc .............. 1,263 23,732 17.7
Imperial Brands plc ........ 4,341 90,360 67.2
InterContinental Hotels Group
plc ................. 585 37,346 27.8
Intertek Group plc ......... 986 61,443 45.7
J Sainsbury plc ........... 23,652 69,011 51.4
Johnson Matthey plc ....... 931 25,610 19.1
Legal & General Group plc ... 25,430 79,268 59.0
Sage Group plc (The) ...... 2,541 23,318 17.3
Smiths Group plc ......... 3,010 55,081 41.0
781,559
United States
3M Co. ................ 322 46,439 34.6
ABIOMED, Inc. ........... 232 66,487 49.5
Agilent Technologies, Inc. .... 583 69,534 51.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Ally Financial, Inc. ......... 4,690 $ 187,412 139.5%
Amazon.com, Inc. ......... 8 19,885 14.8
AMERCO .............. 39 20,884 15.5
American Water Works Co., Inc. 182 28,043 20.9
Ameriprise Financial, Inc. .... 230 61,063 45.4
ANSYS, Inc. ............. 326 89,875 66.9
Apple, Inc. .............. 218 34,368 25.6
Autodesk, Inc. ........... 173 32,745 24.4
Avery Dennison Corp. ...... 799 144,299 107.4
Biogen, Inc. ............. 203 42,110 31.3
Booz Allen Hamilton Holding
Corp. ............... 384 31,346 23.3
Bunge Ltd. .............. 226 25,565 19.0
Capital One Financial Corp. .. 311 38,757 28.8
Cboe Global Markets, Inc. ... 245 27,680 20.6
CBRE Group, Inc., Class A ... 1,097 91,095 67.8
CDW Corp. ............. 383 62,498 46.5
Chipotle Mexican Grill, Inc. ... 38 55,313 41.2
CMS Energy Corp. ........ 1,228 84,351 62.8
Cognex Corp. ............ 1,976 133,637 99.5
Colgate-Palmolive Co. ...... 1,819 140,154 104.3
Comcast Corp., Class A ..... 852 33,876 25.2
ConocoPhillips ........... 977 93,323 69.5
Consolidated Edison, Inc. .... 1,198 111,103 82.7
Copart, Inc. ............. 697 79,214 59.0
Cummins, Inc. ........... 530 100,271 74.6
Darden Restaurants, Inc. .... 136 17,915 13.3
Devon Energy Corp. ....... 191 11,110 8.3
Dexcom, Inc. ............ 22 8,989 6.7
Diamondback Energy, Inc. ... 696 87,856 65.4
DocuSign, Inc. ........... 446 36,126 26.9
Dominion Energy, Inc. ...... 846 69,067 51.4
Domino's Pizza, Inc. ....... 163 55,094 41.0
Dover Corp. ............. 1,443 192,352 143.2
DR Horton, Inc. ........... 340 23,661 17.6
Dropbox, Inc., Class A ...... 4,703 102,290 76.1
DTE Energy Co. .......... 118 15,463 11.5
Duke Energy Corp. ........ 432 47,589 35.4
Eaton Corp. plc ........... 514 74,540 55.5
Edison International ........ 484 33,294 24.8
Edwards Lifesciences Corp. .. 903 95,519 71.1
Electronic Arts, Inc. ........ 213 25,145 18.7
Eli Lilly & Co. ............ 169 49,370 36.7
Emerson Electric Co. ....... 262 23,627 17.6
Equifax, Inc. ............. 157 31,953 23.8
Equitable Holdings, Inc. ..... 1,380 39,785 29.6
Estee Lauder Cos., Inc. (The),
Class A .............. 82 21,653 16.1
Everest Re Group Ltd. ...... 102 28,020 20.9
Eversource Energy ........ 1,296 113,270 84.3
Expedia Group, Inc. ........ 296 51,726 38.5
Expeditors International of
Washington, Inc. ........ 6,527 646,630 481.2
FactSet Research Systems, Inc. 16 6,456 4.8
First Republic Bank ........ 121 18,056 13.4
FMC Corp. .............. 1,652 218,956 162.9
Fortinet, Inc. ............. 771 222,827 165.8
Garmin Ltd. ............. 212 23,265 17.3
Hartford Financial Services
Group, Inc. (The) ....... 351 24,545 18.3
Hershey Co. (The) ........ 151 34,091 25.4
Hologic, Inc. ............. 833 59,968 44.6
Home Depot, Inc. (The) ..... 75 22,530 16.8
IDEX Corp. ............. 248 47,075 35.0
Illinois Tool Works, Inc. ...... 559 110,185 82.0
Shares Value
% of Basket
Value
United States (continued)
Incyte Corp. ............. 644 $ 48,274 35.9%
Inmode Ltd. ............. 513 12,881 9.6
Intuit, Inc. .............. 255 106,781 79.5
Jacobs Engineering Group, Inc. 769 106,545 79.3
James Hardie Industries plc,
CDI ................ 3,443 99,256 73.9
Juniper Networks, Inc. ...... 1,989 62,693 46.7
Keysight Technologies, Inc. ... 1,193 167,342 124.5
Knight-Swift Transportation
Holdings, Inc. .......... 1,547 74,086 55.1
Lam Research Corp. ....... 194 90,357 67.2
Lennox International, Inc. .... 289 61,612 45.9
Lincoln National Corp. ...... 335 20,150 15.0
Lowe's Cos., Inc. ......... 267 52,794 39.3
Lyft, Inc., Class A ......... 2,203 71,818 53.4
Masco Corp. ............ 352 18,547 13.8
Masimo Corp. ............ 647 73,092 54.4
Mettler-Toledo International, Inc. 154 196,740 146.4
Microsoft Corp. ........... 96 26,642 19.8
Molson Coors Beverage Co.,
Class B .............. 380 20,573 15.3
Monster Beverage Corp. .... 934 80,025 59.6
Moody's Corp. ........... 86 27,217 20.3
MSCI, Inc. .............. 106 44,653 33.2
Nordson Corp. ........... 424 91,453 68.1
Northern Trust Corp. ....... 373 38,438 28.6
Old Dominion Freight Line, Inc. 319 89,358 66.5
ONEOK, Inc. ............ 1,092 69,156 51.5
O'Reilly Automotive, Inc. .... 65 39,426 29.3
Palo Alto Networks, Inc. ..... 43 24,135 18.0
Paychex, Inc. ............ 333 42,201 31.4
Pentair plc .............. 1,643 83,382 62.1
Phillips 66 .............. 281 24,380 18.1
Pioneer Natural Resources Co. 103 23,944 17.8
Regions Financial Corp. ..... 3,507 72,665 54.1
Robert Half International, Inc. . 5 492 0.4
ServiceNow, Inc. .......... 467 223,273 166.2
Skyworks Solutions, Inc. .... 326 36,936 27.5
Splunk, Inc. ............. 387 47,222 35.1
State Street Corp. ......... 300 20,091 14.9
SVB Financial Group ....... 43 20,969 15.6
Trane Technologies plc ..... 246 34,413 25.6
Trimble, Inc. ............. 710 47,357 35.2
Ulta Beauty, Inc. .......... 366 145,229 108.1
United Rentals, Inc. ........ 139 43,996 32.7
Veeva Systems, Inc., Class A . 690 125,546 93.4
VeriSign, Inc. ............ 480 85,771 63.8
Verizon Communications, Inc. . 603 27,919 20.8
Vertex Pharmaceuticals, Inc. .. 218 59,562 44.3
VMware, Inc., Class A ...... 187 20,203 15.0
Waters Corp. ............ 315 95,451 71.0
Workday, Inc., Class A ...... 892 184,376 137.2
WW Grainger, Inc. ......... 60 30,002 22.3
Zebra Technologies Corp., Class
A .................. 22 8,133 6.1
7,958,882
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... 132 8,476 6.3
Total Reference Entity — Long ............ 21,993,986

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Austria
Erste Group Bank AG ...... (1,237) $ (38,515) (28.7) %
Verbund AG ............. (630) (67,340) (50.1)
(105,855)
Belgium
Solvay SA .............. (338) (31,785) (23.7)
Brazil
Yara International ASA ...... (1,022) (51,967) (38.7)
Canada
Air Canada ............. (1,619) (28,356) (21.1)
Algonquin Power & Utilities
Corp. ............... (5,757) (83,354) (62.0)
BlackBerry Ltd. ........... (1,326) (7,587) (5.7)
Brookfield Asset Management,
Inc., Class A ........... (1,517) (75,670) (56.3)
CCL Industries, Inc., Class B .. (1,679) (73,203) (54.5)
Emera, Inc. ............. (710) (34,283) (25.5)
Enbridge, Inc. ............ (1,883) (82,171) (61.2)
Fairfax Financial Holdings Ltd. (61) (33,517) (24.9)
FirstService Corp. ......... (180) (22,444) (16.7)
GFL Environmental, Inc. ..... (801) (24,130) (18.0)
Great-West Lifeco, Inc. ..... (8,712) (240,340) (178.9)
Imperial Oil Ltd. .......... (1,498) (75,422) (56.1)
Ivanhoe Mines Ltd., Class A .. (6,057) (48,564) (36.1)
Metro Inc/CN ............ (4,201) (230,905) (171.9)
Northland Power, Inc. ...... (6,512) (196,528) (146.3)
Quebecor, Inc., Class B ..... (2,968) (69,842) (52.0)
TELUS Corp. ............ (11,200) (280,207) (208.5)
(1,606,523)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,900) (17,169) (12.8)
Chow Tai Fook Jewellery Group
Ltd. ................ (11,800) (19,785) (14.7)
NXP Semiconductors NV .... (264) (45,118) (33.6)
Prosus NV .............. (3,681) (177,530) (132.1)
(259,602)
Denmark
Ambu A/S, Class B ........ (1,839) (24,206) (18.0)
GN Store Nord A/S ........ (1,468) (55,093) (41.0)
Orsted A/S .............. (692) (76,556) (57.0)
Vestas Wind Systems A/S ... (6,200) (158,106) (117.7)
(313,961)
France
Accor SA ............... (4,844) (159,143) (118.4)
Air Liquide SA ........... (1,080) (186,849) (139.1)
Airbus SE .............. (1,863) (203,946) (151.8)
Alstom SA .............. (10,606) (233,124) (173.5)
AXA SA ................ (4,125) (109,127) (81.2)
Bollore SE .............. (16,317) (76,142) (56.7)
Bouygues SA ............ (3,338) (114,771) (85.4)
Carrefour SA ............ (3,384) (71,766) (53.4)
Cie Generale des Etablissements
Michelin SCA .......... (371) (45,952) (34.2)
Danone SA ............. (1,768) (106,913) (79.6)
Edenred ............... (304) (15,268) (11.4)
EssilorLuxottica SA ........ (143) (24,346) (18.1)
Faurecia SE ............. (3,542) (76,996) (57.3)
Getlink SE .............. (33,064) (605,042) (450.3)
Shares Value
% of Basket
Value
France (continued)
LVMH Moet Hennessy Louis
Vuitton SE ............ (34) $ (22,003) (16.4) %
Orpea SA .............. (3,410) (121,950) (90.8)
Remy Cointreau SA ........ (1,812) (359,200) (267.3)
Renault SA ............. (5,582) (136,388) (101.5)
Safran SA .............. (1,895) (203,520) (151.5)
Sartorius Stedim Biotech .... (255) (83,443) (62.1)
Ubisoft Entertainment SA .... (2,054) (92,867) (69.1)
Vinci SA ............... (190) (18,436) (13.7)
Worldline SA/France ....... (4,934) (194,124) (144.5)
(3,261,316)
Germany
BASF SE ............... (1,469) (77,362) (57.6)
Deutsche Telekom AG
(Registered) ........... (2,230) (41,079) (30.6)
Fresenius Medical Care AG &
Co. KGaA ............ (2,345) (145,828) (108.5)
KION Group AG .......... (987) (54,903) (40.9)
LANXESS AG ........... (418) (16,158) (12.0)
Mercedes-Benz Group AG ... (814) (56,818) (42.3)
Puma SE ............... (942) (69,311) (51.6)
Scout24 SE ............. (426) (26,944) (20.0)
Siemens Energy AG ....... (2,279) (43,899) (32.7)
Telefonica Deutschland Holding
AG ................. (24,617) (74,036) (55.1)
Uniper SE .............. (1,137) (29,226) (21.7)
United Internet AG (Registered),
Class G .............. (625) (20,107) (15.0)
Zalando SE ............. (1,582) (62,246) (46.3)
(717,917)
Hong Kong
AIA Group Ltd. ........... (11,000) (108,061) (80.4)
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (142,442) (106.0)
Melco Resorts & Entertainment
Ltd., ADR ............ (1,297) (7,419) (5.5)
MTR Corp. Ltd. ........... (119,839) (636,718) (473.9)
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) (254,479) (189.4)
(1,149,119)
Ireland
AerCap Holdings NV ....... (1,006) (46,990) (35.0)
Kingspan Group plc ........ (234) (21,782) (16.2)
(68,772)
Israel
Check Point Software
Technologies Ltd. ....... (245) (30,941) (23.0)
Teva Pharmaceutical Industries
Ltd., ADR ............ (6,762) (58,897) (43.8)
Wix.com Ltd. ............ (277) (20,902) (15.6)
(110,740)
Italy
Atlantia SpA ............. (2,620) (62,502) (46.5)
Infrastrutture Wireless Italiane
SpA ................ (8,806) (93,963) (69.9)
Nexi SpA ............... (6,348) (62,261) (46.3)
(218,726)
Japan
ANA Holdings, Inc. ........ (2,700) (50,897) (37.9)
Asahi Intecc Co. Ltd. ....... (1,200) (23,189) (17.3)
Canon, Inc. ............. (2,600) (59,824) (44.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Japan (continued)
Concordia Financial Group Ltd. (6,400) $ (23,290) (17.3) %
Cosmos Pharmaceutical Corp. (100) (9,219) (6.9)
CyberAgent, Inc. .......... (600) (6,339) (4.7)
GMO Payment Gateway, Inc. . (200) (16,780) (12.5)
Hitachi Metals Ltd. ........ (5,500) (85,826) (63.9)
Itochu Techno-Solutions Corp. . (2,500) (58,540) (43.6)
Japan Post Bank Co. Ltd. .... (29,800) (224,820) (167.3)
Japan Post Holdings Co. Ltd. . (6,100) (42,772) (31.8)
JFE Holdings, Inc. ......... (7,400) (90,493) (67.3)
Kansai Electric Power Co., Inc.
(The) ............... (4,400) (38,570) (28.7)
Keio Corp. .............. (400) (15,341) (11.4)
Kintetsu Group Holdings Co.
Ltd. ................ (3,700) (106,084) (78.9)
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (47,736) (35.5)
Kobe Bussan Co. Ltd. ...... (100) (2,438) (1.8)
Koito Manufacturing Co. Ltd. .. (1,000) (36,695) (27.3)
Konami Holdings Corp. ..... (500) (30,747) (22.9)
Kose Corp. ............. (500) (51,330) (38.2)
Kubota Corp. ............ (15,500) (263,324) (196.0)
Lasertec Corp. ........... (400) (53,441) (39.8)
M3, Inc. ................ (900) (28,741) (21.4)
Mercari, Inc. ............. (800) (13,110) (9.8)
Mitsui & Co. Ltd. .......... (10,700) (259,109) (192.8)
Mitsui OSK Lines Ltd. ...... (2,700) (63,210) (47.0)
Nexon Co. Ltd. ........... (200) (4,554) (3.4)
Nidec Corp. ............. (300) (19,395) (14.4)
Nippon Paint Holdings Co. Ltd. (21,500) (170,309) (126.7)
Nippon Sanso Holdings Corp. . (1,000) (17,995) (13.4)
Nissan Motor Co. Ltd. ...... (9,100) (36,432) (27.1)
NTT Data Corp. .......... (3,100) (57,158) (42.5)
Obic Co. Ltd. ............ (500) (73,870) (55.0)
Odakyu Electric Railway Co. Ltd. (1,800) (27,257) (20.3)
Open House Group Co. Ltd. .. (1,100) (42,564) (31.7)
Otsuka Corp. ............ (1,000) (32,772) (24.4)
Pan Pacific International
Holdings Corp. ......... (11,100) (169,978) (126.5)
Pola Orbis Holdings, Inc. .... (6,400) (73,786) (54.9)
Renesas Electronics Corp. ... (10,300) (109,983) (81.9)
Ryohin Keikaku Co. Ltd. ..... (2,500) (22,468) (16.7)
Seven & i Holdings Co. Ltd. .. (500) (22,108) (16.5)
SG Holdings Co. Ltd. ....... (2,300) (40,532) (30.2)
Sharp Corp. ............. (2,800) (23,692) (17.6)
Shimano, Inc. ............ (100) (17,718) (13.2)
Square Enix Holdings Co. Ltd. . (700) (27,948) (20.8)
SUMCO Corp. ........... (3,200) (46,085) (34.3)
Sumitomo Electric Industries
Ltd. ................ (3,400) (36,553) (27.2)
Sumitomo Metal Mining Co. Ltd. (600) (26,314) (19.6)
T&D Holdings, Inc. ........ (3,500) (44,977) (33.5)
Takeda Pharmaceutical Co. Ltd. (4,700) (136,378) (101.5)
Tobu Railway Co. Ltd. ...... (900) (20,230) (15.1)
Toho Co. Ltd. ............ (1,700) (63,083) (46.9)
Tokyo Electric Power Co.
Holdings, Inc. .......... (39,100) (134,964) (100.4)
Toyota Motor Corp. ........ (11,100) (190,184) (141.5)
Unicharm Corp. .......... (3,100) (107,855) (80.3)
Z Holdings Corp. .......... (23,100) (90,687) (67.5)
(3,589,694)
Jordan
Hikma Pharmaceuticals plc ... (3,441) (80,831) (60.2)
Shares Value
% of Basket
Value
Luxembourg
Eurofins Scientific SE ...... (2,247) $ (208,831) (155.4) %
Macau
Galaxy Entertainment Group
Ltd. ................ (25,000) (142,654) (106.2)
Netherlands
ABN AMRO Bank NV, CVA ... (2,066) (25,683) (19.1)
Adyen NV .............. (8) (13,418) (10.0)
Akzo Nobel NV ........... (259) (22,467) (16.7)
Argenx SE .............. (149) (42,928) (31.9)
Euronext NV ............ (276) (22,114) (16.5)
IMCD NV ............... (243) (38,691) (28.8)
JDE Peet's NV ........... (2,146) (63,133) (47.0)
Shell plc ............... (1,519) (40,779) (30.3)
(269,213)
Norway
Aker BP ASA ............ (734) (26,298) (19.6)
Poland
InPost SA .............. (1,518) (9,307) (6.9)
Saudi Arabia
Delivery Hero SE ......... (444) (15,608) (11.6)
Singapore
Venture Corp. Ltd. ......... (1,600) (19,642) (14.6)
Spain
CaixaBank SA ........... (6,657) (21,488) (16.0)
Cellnex Telecom SA ....... (470) (21,907) (16.3)
EDP Renovaveis SA ....... (2,474) (58,553) (43.6)
Ferrovial SA ............. (2,967) (76,087) (56.6)
Naturgy Energy Group SA ... (1,414) (42,536) (31.6)
Siemens Gamesa Renewable
Energy SA ............ (3,049) (48,566) (36.1)
(269,137)
Sweden
Atlas Copco AB, Class A .... (555) (25,162) (18.7)
Embracer Group AB ....... (3,282) (21,937) (16.3)
Fastighets AB Balder, Class B . (561) (27,807) (20.7)
H & M Hennes & Mauritz AB,
Class B .............. (1,876) (23,617) (17.6)
Hexagon AB, Class B ...... (5,681) (73,302) (54.5)
Investment AB Latour, Class B (3,046) (80,696) (60.1)
Lifco AB, Class B ......... (1,535) (32,198) (24.0)
Nibe Industrier AB, Class B ... (6,529) (64,013) (47.6)
(348,732)
Switzerland
Alcon, Inc. .............. (1,266) (90,393) (67.3)
Bachem Holding AG
(Registered), Class B .... (209) (91,197) (67.9)
EMS-Chemie Holding AG
(Registered) ........... (27) (24,087) (17.9)
Lonza Group AG (Registered) . (113) (66,629) (49.6)
Partners Group Holding AG .. (20) (21,190) (15.8)
Schindler Holding AG ...... (436) (83,767) (62.3)
Swiss Prime Site AG
(Registered) ........... (250) (24,436) (18.2)
TE Connectivity Ltd. ....... (495) (61,766) (46.0)
Temenos AG (Registered) ... (438) (44,214) (32.9)
(507,679)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United Kingdom
Admiral Group plc ......... (2,640) $ (83,100) (61.8) %
Barclays plc ............. (10,603) (19,490) (14.5)
Halma plc .............. (2,102) (64,522) (48.0)
Hargreaves Lansdown plc ... (4,918) (56,303) (41.9)
Melrose Industries plc ...... (23,862) (34,674) (25.8)
Ocado Group plc ......... (2,248) (25,710) (19.1)
Phoenix Group Holdings plc .. (13,456) (101,921) (75.9)
Severn Trent plc .......... (585) (22,991) (17.1)
SSE plc ................ (4,613) (107,141) (79.7)
Standard Chartered plc ..... (5,969) (40,806) (30.4)
(556,658)
United States
Affirm Holdings, Inc. ....... (414) (11,882) (8.8)
Albemarle Corp. .......... (243) (46,858) (34.9)
Amphenol Corp., Class A .... (2,932) (209,638) (156.0)
Analog Devices, Inc. ....... (1,857) (286,684) (213.4)
Aon plc, Class A .......... (158) (45,502) (33.9)
Aramark ............... (648) (23,490) (17.5)
Arthur J Gallagher & Co. .... (180) (30,328) (22.6)
Avalara, Inc. ............. (224) (17,040) (12.7)
Avantor, Inc. ............. (1,025) (32,677) (24.3)
Becton Dickinson and Co. ... (288) (71,191) (53.0)
Bentley Systems, Inc., Class B (2,263) (95,929) (71.4)
Berkshire Hathaway, Inc., Class
B .................. (85) (27,441) (20.4)
Bio-Rad Laboratories, Inc., Class
A .................. (4) (2,048) (1.5)
Black Knight, Inc. ......... (1,827) (120,198) (89.5)
Block, Inc., Class A ........ (639) (63,606) (47.3)
Bristol-Myers Squibb Co. .... (296) (22,280) (16.6)
Brookfield Renewable Corp. .. (1,390) (49,913) (37.1)
Brown & Brown, Inc. ....... (2,287) (141,748) (105.5)
Brown-Forman Corp., Class B . (1,969) (132,789) (98.8)
Burlington Stores, Inc. ...... (341) (69,414) (51.7)
Cable One, Inc. .......... (15) (17,493) (13.0)
Caesars Entertainment, Inc. .. (1,040) (68,931) (51.3)
Campbell Soup Co. ........ (566) (26,727) (19.9)
CarMax, Inc. ............ (908) (77,888) (58.0)
Carrier Global Corp. ....... (565) (21,623) (16.1)
Carvana Co. ............ (363) (21,039) (15.7)
CenterPoint Energy, Inc. .... (7,948) (243,288) (181.1)
Ceridian HCM Holding, Inc. .. (1,124) (63,090) (47.0)
CF Industries Holdings, Inc. .. (172) (16,655) (12.4)
Charles Schwab Corp. (The) .. (808) (53,595) (39.9)
Chevron Corp. ........... (211) (33,057) (24.6)
Cincinnati Financial Corp. .... (1,197) (146,824) (109.3)
Clarivate plc ............. (1,452) (22,767) (16.9)
Coinbase Global, Inc., Class A (308) (34,715) (25.8)
Conagra Brands, Inc. ....... (1,616) (56,447) (42.0)
Corning, Inc. ............ (2,668) (93,887) (69.9)
Costco Wholesale Corp. ..... (58) (30,840) (23.0)
Coupa Software, Inc. ....... (253) (21,834) (16.3)
Crown Holdings, Inc. ....... (275) (30,261) (22.5)
Dell Technologies, Inc., Class C (3,329) (156,496) (116.5)
DENTSPLY SIRONA, Inc. ... (1,022) (40,870) (30.4)
Eastman Chemical Co. ..... (524) (53,799) (40.0)
EPAM Systems, Inc. ....... (77) (20,404) (15.2)
Erie Indemnity Co., Class A .. (768) (123,095) (91.6)
Exact Sciences Corp. ...... (398) (21,910) (16.3)
F5, Inc. ................ (283) (47,377) (35.3)
Fiserv, Inc. .............. (791) (77,455) (57.6)
Fiverr International Ltd. ..... (192) (10,224) (7.6)
Ford Motor Co. ........... (2,935) (41,560) (30.9)
Freeport-McMoRan, Inc. .... (2,472) (100,240) (74.6)
Shares Value
% of Basket
Value
United States (continued)
Generac Holdings, Inc. ..... (115) $ (25,229) (18.8) %
Global Payments, Inc. ...... (127) (17,396) (12.9)
Globe Life, Inc. ........... (220) (21,578) (16.1)
Guidewire Software, Inc. .... (413) (35,906) (26.7)
Hasbro, Inc. ............. (1,080) (95,105) (70.8)
Hilton Worldwide Holdings, Inc. (193) (29,971) (22.3)
IAC/InterActiveCorp ........ (2,090) (173,219) (128.9)
Ingersoll Rand, Inc. ........ (637) (28,002) (20.8)
International Flavors &
Fragrances, Inc. ........ (177) (21,470) (16.0)
IPG Photonics Corp. ....... (838) (79,174) (58.9)
J M Smucker Co. (The) ..... (1,561) (213,748) (159.1)
Jack Henry & Associates, Inc. . (253) (47,964) (35.7)
Kellogg Co. ............. (318) (21,783) (16.2)
Kinder Morgan, Inc. ........ (1,244) (22,579) (16.8)
Las Vegas Sands Corp. ..... (2,001) (70,895) (52.8)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,800) (112,194) (83.5)
Live Nation Entertainment, Inc. (1,453) (152,391) (113.4)
LyondellBasell Industries NV,
Class A .............. (871) (92,352) (68.7)
Marriott International, Inc., Class
A .................. (1,219) (216,397) (161.0)
Marsh & McLennan Cos., Inc. . (184) (29,753) (22.1)
Marvell Technology, Inc. ..... (663) (38,507) (28.7)
McCormick & Co., Inc. (Non-
Voting) .............. (278) (27,958) (20.8)
Medtronic plc ............ (588) (61,364) (45.7)
Microchip Technology, Inc. ... (347) (22,624) (16.8)
Moderna, Inc. ............ (188) (25,269) (18.8)
Mondelez International, Inc.,
Class A .............. (1,295) (83,502) (62.1)
Motorola Solutions, Inc. ..... (145) (30,985) (23.1)
Newell Brands, Inc. ........ (2,498) (57,829) (43.0)
NRG Energy, Inc. ......... (5,960) (213,964) (159.2)
Okta, Inc. ............... (416) (49,633) (36.9)
Omnicom Group, Inc. ....... (1,019) (77,576) (57.7)
Oracle Corp. ............ (716) (52,554) (39.1)
PayPal Holdings, Inc. ...... (1,002) (88,106) (65.6)
Quest Diagnostics, Inc. ..... (444) (59,425) (44.2)
Republic Services, Inc. ..... (646) (86,738) (64.6)
ResMed, Inc. ............ (99) (19,797) (14.7)
Rivian Automotive, Inc., Class A (540) (16,330) (12.2)
Ross Stores, Inc. ......... (219) (21,850) (16.3)
Royalty Pharma plc, Class A .. (2,491) (106,067) (78.9)
RPM International, Inc. ..... (328) (27,191) (20.2)
Schneider Electric SE ...... (812) (116,497) (86.7)
SEI Investments Co. ....... (996) (55,497) (41.3)
Sensata Technologies Holding
plc ................. (804) (36,510) (27.2)
Sherwin-Williams Co. (The) .. (773) (212,544) (158.2)
Signature Bank ........... (251) (60,805) (45.3)
Snap-on, Inc. ............ (107) (22,736) (16.9)
Southern Co. (The) ........ (1,791) (131,441) (97.8)
SS&C Technologies Holdings,
Inc. ................. (1,123) (72,613) (54.0)
Stanley Black & Decker, Inc. .. (220) (26,433) (19.7)
STERIS plc ............. (415) (92,981) (69.2)
Sunrun, Inc. ............. (766) (15,305) (11.4)
Swiss Re AG ............ (443) (36,329) (27.0)
Take-Two Interactive Software,
Inc. ................. (548) (65,491) (48.7)
Teledyne Technologies, Inc. .. (9) (3,884) (2.9)
TJX Cos., Inc. (The) ....... (347) (21,264) (15.8)
Trade Desk, Inc. (The), Class A (1,501) (88,439) (65.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Tradeweb Markets, Inc., Class A (267) $ (19,008) (14.1) %
Twilio, Inc., Class A ........ (483) (54,009) (40.2)
Tyler Technologies, Inc. ..... (61) (24,077) (17.9)
US Bancorp ............. (1,454) (70,606) (52.5)
VF Corp. ............... (633) (32,916) (24.5)
Vistra Corp. ............. (2,795) (69,931) (52.0)
Vulcan Materials Co. ....... (251) (43,245) (32.2)
Walmart, Inc. ............ (837) (128,053) (95.3)
Waste Connections, Inc. ..... (64) (8,830) (6.6)
Wayfair, Inc., Class A ....... (214) (16,465) (12.3)
Webster Financial Corp. ..... (460) (22,995) (17.1)
Wells Fargo & Co. ......... (1,169) (51,003) (38.0)
Williams Cos., Inc. (The) .... (2,047) (70,192) (52.2)
Willis Towers Watson plc .... (139) (29,866) (22.2)
Zillow Group, Inc., Class C ... (725) (28,869) (21.5)
Zimmer Biomet Holdings, Inc. . (1,085) (131,014) (97.5)
(7,809,270)
Preferred Securities
Germany
Porsche Automobil Holding SE
(Preference) .......... (1,331) (109,781) (81.7)
Total Reference Entity — Short ............ (21,859,618)
Net Value of Reference Entity — Citibank NA .. $ 134,368
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of period end, termination dates February 27, 2023 – March 01, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 2,874 66,684 42.1
Aurizon Holdings Ltd. ...... 6,809 19,229 12.1
BlueScope Steel Ltd. ....... 1,674 23,797 15.0
Brambles Ltd. ............ 1,543 11,394 7.2
Cochlear Ltd. ............ 450 72,480 45.8
Coles Group Ltd. ......... 11,146 146,555 92.6
Fortescue Metals Group Ltd. .. 1,508 22,791 14.4
QBE Insurance Group Ltd. ... 3,530 30,454 19.2
REA Group Ltd. .......... 488 43,719 27.6
Rio Tinto Ltd. ............ 119 9,413 5.9
Sonic Healthcare Ltd. ...... 1,690 43,646 27.6
South32 Ltd. ............ 7,867 26,200 16.6
516,362
Austria
OMV AG ............... 3,164 161,736 102.2
voestalpine AG ........... 616 16,030 10.1
177,766
Belgium
Groupe Bruxelles Lambert SA . 2,250 212,311 134.1
UCB SA ............... 1,012 115,037 72.7
Umicore SA ............. 653 25,104 15.9
352,452
Brazil
Wheaton Precious Metals Corp. 3,931 176,194 111.3
Canada
AltaGas Ltd. ............. 5,649 129,193 81.6
Bank of Montreal ......... 1,557 165,087 104.3
Bank of Nova Scotia (The) ... 974 61,678 39.0
Shares Value
% of Basket
Value
Canada (continued)
Canadian Apartment Properties
REIT ................ 536 $ 20,995 13.3%
Canadian Imperial Bank of
Commerce ........... 2,930 323,916 204.6
Canadian National Railway Co. 646 75,972 48.0
Canadian Tire Corp. Ltd., Class
A .................. 798 109,918 69.4
Constellation Software, Inc. .. 106 166,830 105.4
Empire Co. Ltd., Class A .... 2,094 69,162 43.7
Franco-Nevada Corp. ...... 830 125,522 79.3
George Weston Ltd. ....... 577 71,783 45.3
Gildan Activewear, Inc. ...... 571 19,348 12.2
Hydro One Ltd. ........... 20,404 551,614 348.4
Intact Financial Corp. ....... 720 100,727 63.6
Kinross Gold Corp. ........ 5,618 28,382 17.9
Loblaw Cos. Ltd. .......... 1,349 123,396 77.9
Magna International, Inc. .... 2,072 124,870 78.9
Manulife Financial Corp. ..... 4,034 78,881 49.8
National Bank of Canada .... 927 64,742 40.9
Onex Corp. ............. 569 34,189 21.6
Open Text Corp. .......... 1,430 57,271 36.2
Parkland Corp. ........... 921 26,161 16.5
Power Corp. of Canada ..... 2,641 77,710 49.1
Ritchie Bros Auctioneers, Inc. . 238 13,109 8.3
Shaw Communications, Inc.,
Class B .............. 4,004 119,249 75.3
Suncor Energy, Inc. ........ 2,448 88,000 55.6
Teck Resources Ltd., Class B . 3,458 136,420 86.2
TFI International, Inc. ....... 2,048 164,745 104.1
Thomson Reuters Corp. ..... 2,904 290,343 183.4
TMX Group Ltd. .......... 626 63,733 40.3
3,482,946
China
SITC International Holdings Co.
Ltd. ................ 7,000 23,271 14.7
Denmark
AP Moller - Maersk A/S, Class B 10 28,942 18.3
Coloplast A/S, Class B ...... 728 98,082 62.0
Danske Bank A/S ......... 1,418 21,751 13.7
Genmab A/S ............ 70 24,615 15.6
Novo Nordisk A/S, Class B ... 2,100 239,875 151.5
Pandora A/S ............ 451 39,601 25.0
452,866
Finland
Kesko OYJ, Class B ....... 699 17,598 11.1
Neste OYJ .............. 1,758 75,434 47.7
Nokia OYJ .............. 6,351 32,200 20.3
Orion OYJ, Class B ........ 507 19,886 12.6
Stora Enso OYJ, Class R .... 2,614 51,442 32.5
196,560
France
Amundi SA ............. 260 15,634 9.9
Arkema SA ............. 345 39,311 24.8
BioMerieux ............. 1,077 102,532 64.8
BNP Paribas SA .......... 1,091 56,570 35.7
Bureau Veritas SA ......... 1,618 46,480 29.4
Cie de Saint-Gobain ....... 361 21,060 13.3
Credit Agricole SA ......... 14,973 161,679 102.1
Dassault Aviation SA ....... 265 44,468 28.1
Dassault Systemes SE ..... 3,007 132,983 84.0
Eiffage SA .............. 229 22,613 14.3
Engie SA ............... 13,075 154,291 97.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
France (continued)
Hermes International ....... 95 $ 117,140 74.0%
Kering SA .............. 108 57,464 36.3
La Francaise des Jeux SAEM . 2,238 83,569 52.8
Orange SA .............. 8,371 99,660 63.0
Pernod Ricard SA ......... 399 82,347 52.0
Publicis Groupe SA ........ 6,226 373,789 236.1
Sanofi ................. 971 102,630 64.8
SEB SA ................ 290 34,825 22.0
Teleperformance .......... 853 306,151 193.4
Vivendi SE .............. 3,604 41,394 26.2
Wendel SE ............. 200 19,927 12.6
2,116,517
Germany
Bayer AG (Registered) ...... 2,583 170,145 107.5
Brenntag SE ............ 1,802 139,049 87.8
Covestro AG ............ 2,526 108,758 68.7
Deutsche Boerse AG ....... 1,015 176,706 111.6
Deutsche Post AG (Registered) 7,738 330,587 208.8
GEA Group AG ........... 4,160 161,934 102.3
HeidelbergCement AG ...... 613 35,313 22.3
HelloFresh SE ........... 528 22,257 14.1
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 605 144,075 91.0
Symrise AG ............. 1,223 145,530 91.9
Vonovia SE ............. 1,716 68,367 43.2
1,502,721
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 498,267 314.7
CLP Holdings Ltd. ......... 3,500 34,154 21.6
Hongkong Land Holdings Ltd. . 5,300 24,724 15.6
New World Development Co.
Ltd. ................ 28,000 107,094 67.6
Power Assets Holdings Ltd. .. 8,500 57,248 36.2
Sun Hung Kai Properties Ltd. . 9,000 103,654 65.5
825,141
Ireland
Smurfit Kappa Group plc .... 806 34,058 21.5
Israel
Bank Hapoalim BM ........ 8,059 74,717 47.2
Bank Leumi Le-Israel BM .... 9,000 94,453 59.7
Israel Discount Bank Ltd., Class
A .................. 4,164 24,594 15.5
Nice Ltd. ............... 106 22,040 13.9
215,804
Italy
Coca-Cola HBC AG ........ 4,745 96,200 60.8
Eni SpA ................ 7,895 110,363 69.7
Intesa Sanpaolo SpA ....... 10,686 21,775 13.8
Moncler SpA ............ 437 22,765 14.4
251,103
Japan
Advantest Corp. .......... 1,100 75,073 47.4
Ajinomoto Co., Inc. ........ 800 20,785 13.1
Asahi Kasei Corp. ......... 22,300 182,965 115.6
Astellas Pharma, Inc. ....... 400 6,090 3.9
Brother Industries Ltd. ...... 800 13,904 8.8
Chugai Pharmaceutical Co. Ltd. 7,100 212,753 134.4
Dai Nippon Printing Co. Ltd. .. 2,200 45,976 29.0
Dai-ichi Life Holdings, Inc. ... 100 2,002 1.3
Denso Corp. ............ 100 6,095 3.9
Shares Value
% of Basket
Value
Japan (continued)
Dentsu Group, Inc. ........ 4,200 $ 151,375 95.6%
Eisai Co. Ltd. ............ 500 21,775 13.8
ENEOS Holdings, Inc. ...... 41,000 144,263 91.1
Fuji Electric Co. Ltd. ....... 2,700 118,397 74.8
Hino Motors Ltd. .......... 14,300 73,817 46.6
Honda Motor Co. Ltd. ...... 5,200 136,778 86.4
Idemitsu Kosan Co. Ltd. ..... 5,700 150,224 94.9
Isuzu Motors Ltd. ......... 3,800 44,330 28.0
Ito En Ltd. .............. 800 32,876 20.8
Japan Post Insurance Co. Ltd. 2,000 32,340 20.4
Japan Tobacco, Inc. ....... 8,900 151,405 95.6
JSR Corp. .............. 4,000 108,621 68.6
Kajima Corp. ............ 14,900 166,053 104.9
Kao Corp. .............. 1,300 52,102 32.9
KDDI Corp. ............. 2,700 89,410 56.5
Kirin Holdings Co. Ltd. ...... 2,500 36,444 23.0
Komatsu Ltd. ............ 1,700 38,261 24.2
Lawson, Inc. ............ 600 22,068 13.9
Lixil Corp. .............. 2,300 40,453 25.6
Marubeni Corp. ........... 6,500 70,952 44.8
Mazda Motor Corp. ........ 15,000 106,511 67.3
Mitsubishi Chemical Holdings
Corp. ............... 2,600 15,854 10.0
Mitsubishi Electric Corp. ..... 46,200 483,912 305.7
Mitsubishi Estate Co. Ltd. .... 5,300 77,203 48.8
Mitsubishi Gas Chemical Co.,
Inc. ................. 4,000 58,412 36.9
Mitsui Chemicals, Inc. ...... 6,400 146,227 92.4
Mizuho Financial Group, Inc. .. 3,600 43,714 27.6
NGK Insulators Ltd. ........ 16,500 221,952 140.2
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,100 64,494 40.7
Nippon Telegraph & Telephone
Corp. ............... 13,900 409,624 258.7
Nissan Chemical Corp. ..... 1,100 58,105 36.7
Nisshin Seifun Group, Inc. ... 1,900 25,329 16.0
Nitto Denko Corp. ......... 3,600 241,636 152.6
Nomura Real Estate Holdings,
Inc. ................. 2,700 65,788 41.6
ORIX Corp. ............. 3,500 63,836 40.3
Osaka Gas Co. Ltd. ........ 14,100 254,130 160.5
Panasonic Holdings Corp. ... 4,700 41,892 26.5
Persol Holdings Co. Ltd. ..... 1,200 23,808 15.0
Recruit Holdings Co. Ltd. .... 1,600 58,051 36.7
Ricoh Co. Ltd. ........... 5,900 43,081 27.2
Secom Co. Ltd. ........... 300 21,106 13.3
Sekisui Chemical Co. Ltd. .... 18,100 245,095 154.8
Sekisui House Ltd. ........ 6,200 107,681 68.0
Sohgo Security Services Co.
Ltd. ................ 500 13,889 8.8
Sompo Holdings, Inc. ...... 4,400 179,124 113.1
Sony Group Corp. ......... 500 43,151 27.3
Subaru Corp. ............ 2,400 36,419 23.0
Sumitomo Chemical Co. Ltd. .. 5,400 22,962 14.5
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 40,349 25.5
Sysmex Corp. ........... 300 19,679 12.4
Tokyo Electron Ltd. ........ 100 42,195 26.7
Tokyo Gas Co. Ltd. ........ 7,400 141,743 89.5
TOPPAN, Inc. ............ 2,900 47,936 30.3
Toray Industries, Inc. ....... 6,300 29,858 18.9
TOTO Ltd. .............. 800 26,959 17.0
Toyo Suisan Kaisha Ltd. ..... 2,200 67,928 42.9
Toyota Tsusho Corp. ....... 1,000 35,927 22.7
Trend Micro, Inc. .......... 500 27,878 17.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Japan (continued)
USS Co. Ltd. ............ 1,600 $ 26,637 16.8%
Yamaha Motor Co. Ltd. ..... 1,100 22,710 14.3
5,950,372
Netherlands
Koninklijke DSM NV ....... 481 80,861 51.1
Koninklijke KPN NV ........ 32,368 111,689 70.6
NN Group NV ............ 2,598 127,254 80.4
Randstad NV ............ 210 11,105 7.0
Wolters Kluwer NV ........ 3,129 315,975 199.6
646,884
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,104 83,882 53.0
Spark New Zealand Ltd. ..... 13,727 43,414 27.4
127,296
Portugal
EDP - Energias de Portugal SA 5,425 25,284 16.0
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 6,400 56,823 35.9
Singapore Telecommunications
Ltd. ................ 30,800 61,470 38.8
STMicroelectronics NV ..... 585 21,614 13.6
United Overseas Bank Ltd. ... 300 6,422 4.1
146,329
South Africa
Anglo American plc ........ 407 18,026 11.4
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 4,493 23,576 14.9
Banco Santander SA ....... 16,594 48,493 30.6
Iberdrola SA ............. 31,207 358,593 226.5
Industria de Diseno Textil SA .. 227 4,760 3.0
Repsol SA .............. 5,005 74,664 47.2
510,086
Sweden
Alfa Laval AB ............ 704 19,597 12.4
Assa Abloy AB, Class B ..... 804 20,319 12.8
Boliden AB .............. 159 6,894 4.4
Husqvarna AB, Class B ..... 7,029 67,191 42.4
Sandvik AB ............. 1,212 22,941 14.5
Skanska AB, Class B ....... 679 12,970 8.2
Telia Co. AB ............. 39,537 164,103 103.7
314,015
Switzerland
Adecco Group AG (Registered) 1,673 64,561 40.8
Baloise Holding AG (Registered) 965 167,853 106.0
Geberit AG (Registered) ..... 144 82,119 51.9
Givaudan SA (Registered) ... 32 127,185 80.3
Holcim AG .............. 1,026 50,167 31.7
Julius Baer Group Ltd. ...... 395 18,876 11.9
Nestle SA (Registered) ..... 761 98,241 62.1
Novartis AG (Registered) .... 3,347 295,772 186.8
Roche Holding AG ........ 240 88,995 56.2
SGS SA (Registered) ....... 15 38,543 24.3
Straumann Holding AG
(Registered) ........... 1,160 136,754 86.4
UBS Group AG (Registered) .. 2,249 38,180 24.1
1,207,246
Shares Value
% of Basket
Value
United Kingdom
3i Group plc ............. 3,626 $ 59,340 37.5%
abrdn plc ............... 23,593 55,399 35.0
Ashtead Group plc ........ 362 18,718 11.8
Aviva plc ............... 22,776 122,196 77.2
BAE Systems plc ......... 14,804 136,739 86.4
Berkeley Group Holdings plc .. 1,455 73,792 46.6
BP plc ................. 8,010 38,671 24.4
British American Tobacco plc . 6,312 264,551 167.1
Compass Group plc ........ 1,085 22,896 14.5
Croda International plc ...... 702 68,183 43.1
DCC plc ............... 1,816 137,596 86.9
Diageo plc .............. 1,153 57,522 36.3
Entain plc .............. 3,720 69,900 44.2
InterContinental Hotels Group
plc ................. 659 42,070 26.6
Intertek Group plc ......... 2,305 143,636 90.7
J Sainsbury plc ........... 22,307 65,086 41.1
Johnson Matthey plc ....... 2,126 58,483 36.9
Legal & General Group plc ... 19,433 60,575 38.3
RELX plc ............... 1,145 34,110 21.5
Sage Group plc (The) ...... 4,937 45,305 28.6
Smiths Group plc ......... 2,412 44,138 27.9
St James's Place plc ....... 1,230 19,766 12.5
Taylor Wimpey plc ......... 48,911 76,925 48.6
Tesco plc ............... 43,168 146,655 92.6
Whitbread plc ............ 3,202 111,772 70.6
1,974,024
United States
3M Co. ................ 1,198 172,776 109.1
A O Smith Corp. .......... 1,800 105,174 66.4
Adobe, Inc. ............. 493 195,203 123.3
Advance Auto Parts, Inc. .... 302 60,288 38.1
Advanced Micro Devices, Inc. . 2,864 244,929 154.7
Agilent Technologies, Inc. .... 1,502 179,144 113.2
Airbnb, Inc., Class A ....... 1,514 231,960 146.5
Ally Financial, Inc. ......... 1,091 43,596 27.5
Alphabet, Inc., Class A ...... 223 508,928 321.5
Amazon.com, Inc. ......... 7 17,399 11.0
American Financial Group, Inc. 332 45,975 29.0
American International Group,
Inc. ................. 1,727 101,047 63.8
American Water Works Co., Inc. 818 126,037 79.6
Ameriprise Financial, Inc. .... 461 122,391 77.3
Amgen, Inc. ............. 154 35,911 22.7
ANSYS, Inc. ............. 121 33,358 21.1
Applied Materials, Inc. ...... 2,057 226,990 143.4
Arch Capital Group Ltd. ..... 1,121 51,196 32.3
Archer-Daniels-Midland Co. .. 1,748 156,551 98.9
Arista Networks, Inc. ....... 2,254 260,495 164.5
Asana, Inc., Class A ....... 550 14,740 9.3
Assurant, Inc. ............ 1,283 233,352 147.4
Autodesk, Inc. ........... 1,191 225,432 142.4
Automatic Data Processing, Inc. 248 54,109 34.2
Avery Dennison Corp. ...... 1,931 348,739 220.3
Bath & Body Works, Inc. .... 841 44,480 28.1
Biogen, Inc. ............. 192 39,828 25.2
Booz Allen Hamilton Holding
Corp. ............... 513 41,876 26.5
Bunge Ltd. .............. 1,173 132,690 83.8
Cadence Design Systems, Inc. 3,061 461,752 291.7
Capital One Financial Corp. .. 385 47,979 30.3
CBRE Group, Inc., Class A ... 1,949 161,845 102.2
CDW Corp. ............. 226 36,879 23.3
Celanese Corp. .......... 364 53,486 33.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Chipotle Mexican Grill, Inc. ... 20 $ 29,112 18.4%
Cigna Corp. ............. 54 13,326 8.4
CMS Energy Corp. ........ 1,770 121,581 76.8
Cognex Corp. ............ 745 50,384 31.8
Cognizant Technology Solutions
Corp., Class A ......... 894 72,325 45.7
Colgate-Palmolive Co. ...... 352 27,122 17.1
ConocoPhillips ........... 1,830 174,802 110.4
Consolidated Edison, Inc. .... 944 87,547 55.3
Copart, Inc. ............. 2,518 286,171 180.8
Corteva, Inc. ............ 3,675 212,011 133.9
Cummins, Inc. ........... 846 160,055 101.1
CVS Health Corp. ......... 355 34,126 21.6
Darden Restaurants, Inc. .... 631 83,122 52.5
Devon Energy Corp. ....... 642 37,345 23.6
Dexcom, Inc. ............ 301 122,983 77.7
DocuSign, Inc. ........... 312 25,272 16.0
Dominion Energy, Inc. ...... 403 32,901 20.8
Domino's Pizza, Inc. ....... 427 144,326 91.2
Dover Corp. ............. 295 39,324 24.8
Dropbox, Inc., Class A ...... 8,358 181,787 114.8
DTE Energy Co. .......... 1,256 164,586 104.0
eBay, Inc. .............. 2,122 110,174 69.6
Edison International ........ 591 40,655 25.7
Edwards Lifesciences Corp. .. 3,469 366,951 231.8
Electronic Arts, Inc. ........ 1,483 175,068 110.6
Eli Lilly & Co. ............ 474 138,470 87.5
Entergy Corp. ............ 289 34,348 21.7
EOG Resources, Inc. ....... 201 23,469 14.8
Equitable Holdings, Inc. ..... 3,128 90,180 57.0
Estee Lauder Cos., Inc. (The),
Class A .............. 301 79,482 50.2
Everest Re Group Ltd. ...... 109 29,943 18.9
Eversource Energy ........ 1,209 105,667 66.7
Expedia Group, Inc. ........ 658 114,986 72.6
Expeditors International of
Washington, Inc. ........ 1,622 160,692 101.5
FactSet Research Systems, Inc. 121 48,822 30.8
Fair Isaac Corp. .......... 48 17,928 11.3
Fastenal Co. ............ 916 50,664 32.0
FedEx Corp. ............ 104 20,669 13.1
First Republic Bank ........ 124 18,503 11.7
Fortinet, Inc. ............. 327 94,506 59.7
Fortive Corp. ............ 1,440 82,800 52.3
Fortune Brands Home & Security,
Inc. ................. 713 50,801 32.1
Garmin Ltd. ............. 488 53,553 33.8
General Mills, Inc. ......... 422 29,848 18.9
General Motors Co. ........ 824 31,238 19.7
Genuine Parts Co. ........ 1,011 131,481 83.1
Hartford Financial Services
Group, Inc. (The) ....... 365 25,524 16.1
Henry Schein, Inc. ......... 286 23,195 14.7
Hologic, Inc. ............. 789 56,800 35.9
Home Depot, Inc. (The) ..... 243 72,997 46.1
IDEXX Laboratories, Inc. .... 364 156,695 99.0
Illinois Tool Works, Inc. ...... 947 186,663 117.9
Interpublic Group of Cos., Inc.
(The) ............... 10,302 336,051 212.3
Intuit, Inc. .............. 781 327,044 206.6
JB Hunt Transport Services, Inc. 51 8,713 5.5
Johnson & Johnson ........ 1,600 288,736 182.4
Johnson Controls International
plc ................. 1,846 110,520 69.8
JPMorgan Chase & Co. ..... 181 21,604 13.6
Shares Value
% of Basket
Value
United States (continued)
Juniper Networks, Inc. ...... 1,719 $ 54,183 34.2%
Keysight Technologies, Inc. ... 1,586 222,468 140.5
KLA Corp. .............. 255 81,411 51.4
Knight-Swift Transportation
Holdings, Inc. .......... 2,380 113,978 72.0
Kroger Co. (The) .......... 560 30,218 19.1
Laboratory Corp. of America
Holdings ............. 552 132,635 83.8
Lam Research Corp. ....... 397 184,907 116.8
Lennox International, Inc. .... 94 20,040 12.7
Lincoln National Corp. ...... 658 39,579 25.0
LKQ Corp. .............. 863 42,831 27.1
Lowe's Cos., Inc. ......... 95 18,784 11.9
Lululemon Athletica, Inc. .... 204 72,345 45.7
Marathon Petroleum Corp. ... 583 50,873 32.1
Masco Corp. ............ 2,202 116,023 73.3
Masimo Corp. ............ 557 62,924 39.7
Merck & Co., Inc. ......... 274 24,301 15.3
Meta Platforms, Inc., Class A . 135 27,063 17.1
MetLife, Inc. ............. 2,216 145,547 91.9
Mettler-Toledo International, Inc. 140 178,854 113.0
Micron Technology, Inc. ..... 604 41,187 26.0
Microsoft Corp. ........... 1,266 351,340 221.9
Molina Healthcare, Inc. ..... 385 120,678 76.2
Molson Coors Beverage Co.,
Class B .............. 327 17,704 11.2
Monolithic Power Systems, Inc. 267 104,728 66.2
Monster Beverage Corp. .... 901 77,198 48.8
MSCI, Inc. .............. 66 27,803 17.6
NetApp, Inc. ............. 1,366 100,060 63.2
News Corp., Class A ....... 1,379 27,387 17.3
Nordson Corp. ........... 863 186,140 117.6
Northern Trust Corp. ....... 587 60,490 38.2
NVIDIA Corp. ............ 689 127,789 80.7
NVR, Inc. ............... 5 21,881 13.8
Old Dominion Freight Line, Inc. 905 253,509 160.1
ONEOK, Inc. ............ 2,963 187,647 118.5
O'Reilly Automotive, Inc. .... 201 121,917 77.0
Otis Worldwide Corp. ....... 646 47,055 29.7
Owens Corning ........... 989 89,930 56.8
Palo Alto Networks, Inc. ..... 144 80,824 51.1
Pentair plc .............. 326 16,545 10.5
PepsiCo, Inc. ............ 3,536 607,167 383.5
Phillips 66 .............. 960 83,290 52.6
Pinterest, Inc., Class A ...... 1,904 39,070 24.7
Pioneer Natural Resources Co. 387 89,966 56.8
Pool Corp. .............. 511 207,067 130.8
Principal Financial Group, Inc. . 220 14,991 9.5
Procter & Gamble Co. (The) .. 198 31,789 20.1
Public Service Enterprise Group,
Inc. ................. 2,549 177,563 112.2
QUALCOMM, Inc. ......... 1,735 242,362 153.1
Regeneron Pharmaceuticals,
Inc. ................. 5 3,296 2.1
Robert Half International, Inc. . 1,155 113,548 71.7
Roku, Inc. .............. 205 19,045 12.0
Seagate Technology Holdings
plc ................. 775 63,581 40.2
Sempra Energy .......... 1,319 212,834 134.4
ServiceNow, Inc. .......... 174 83,189 52.5
Skyworks Solutions, Inc. .... 859 97,325 61.5
Snowflake, Inc., Class A ..... 209 35,831 22.6
Starbucks Corp. .......... 1,821 135,919 85.9
Stellantis NV ............ 1,846 24,784 15.7
SVB Financial Group ....... 84 40,962 25.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Synopsys, Inc. ........... 444 $ 127,335 80.4%
Target Corp. ............. 512 117,069 73.9
Texas Instruments, Inc. ..... 801 136,370 86.1
Tractor Supply Co. ........ 286 57,615 36.4
Trane Technologies plc ..... 446 62,391 39.4
Trimble, Inc. ............. 853 56,895 35.9
Tyson Foods, Inc., Class A ... 415 38,661 24.4
Ulta Beauty, Inc. .......... 203 80,550 50.9
United Parcel Service, Inc., Class
B .................. 647 116,447 73.6
United Rentals, Inc. ........ 263 83,245 52.6
Vail Resorts, Inc. .......... 198 50,324 31.8
Valero Energy Corp. ....... 258 28,762 18.2
Veeva Systems, Inc., Class A . 652 118,631 74.9
VeriSign, Inc. ............ 910 162,608 102.7
Verizon Communications, Inc. . 600 27,780 17.5
Vertex Pharmaceuticals, Inc. .. 677 184,970 116.8
VMware, Inc., Class A ...... 2,151 232,394 146.8
Waters Corp. ............ 313 94,845 59.9
West Pharmaceutical Services,
Inc. ................. 165 51,985 32.8
Westrock Co. ............ 828 41,011 25.9
Workday, Inc., Class A ...... 517 106,864 67.5
WW Grainger, Inc. ......... 142 71,004 44.9
Xcel Energy, Inc. .......... 831 60,879 38.5
Yum! Brands, Inc. ......... 1,175 137,487 86.8
Zebra Technologies Corp., Class
A .................. 335 123,836 78.2
19,006,496
Total Reference Entity — Long ............ 40,249,819
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (4,122) (33,121) (20.9)
BHP Group plc ........... (2,403) (80,530) (50.9)
Computershare Ltd. ........ (6,451) (113,732) (71.8)
CSL Ltd. ............... (665) (126,915) (80.2)
Glencore plc ............ (45,206) (278,544) (175.9)
Lendlease Corp. Ltd. ....... (1,850) (15,848) (10.0)
National Australia Bank Ltd. .. (1,736) (39,631) (25.0)
Newcrest Mining Ltd. ....... (2,007) (37,690) (23.8)
Northern Star Resources Ltd. . (8,385) (57,637) (36.4)
Qantas Airways Ltd. ....... (6,256) (24,241) (15.3)
Ramsay Health Care Ltd. .... (978) (55,499) (35.1)
Santos Ltd. ............. (11,319) (63,251) (40.0)
SEEK Ltd. .............. (5,562) (108,989) (68.8)
Transurban Group ......... (3,489) (35,035) (22.1)
Wesfarmers Ltd. .......... (686) (23,738) (15.0)
Westpac Banking Corp. ..... (14,832) (248,288) (156.8)
WiseTech Global Ltd. ....... (2,616) (81,103) (51.2)
Woolworths Group Ltd. ..... (1,431) (38,713) (24.5)
(1,462,505)
Belgium
Anheuser-Busch InBev SA/NV (3,889) (223,771) (141.4)
Etablissements Franz Colruyt
NV ................. (1,445) (53,062) (33.5)
(276,833)
Brazil
MercadoLibre, Inc. ........ (55) (53,550) (33.8)
Yara International ASA ...... (416) (21,153) (13.4)
(74,703)
Shares Value
% of Basket
Value
Canada
Agnico Eagle Mines Ltd. ..... (1,232) $ (71,715) (45.3) %
Air Canada ............. (6,443) (112,846) (71.3)
Algonquin Power & Utilities
Corp. ............... (4,844) (70,135) (44.3)
BCE, Inc. ............... (6,483) (344,677) (217.7)
BlackBerry Ltd. ........... (4,558) (26,078) (16.5)
CAE, Inc. ............... (3,435) (81,687) (51.6)
Cameco Corp. ........... (2,492) (64,344) (40.6)
Canadian Natural Resources
Ltd. ................ (6,716) (415,669) (262.6)
Canadian Utilities Ltd., Class A (3,792) (113,998) (72.0)
CCL Industries, Inc., Class B .. (598) (26,072) (16.5)
CGI, Inc. ............... (304) (24,241) (15.3)
Enbridge, Inc. ............ (4,601) (200,780) (126.8)
Fairfax Financial Holdings Ltd. (43) (23,627) (14.9)
Fortis, Inc. .............. (8,318) (404,747) (255.7)
GFL Environmental, Inc. ..... (6,957) (209,579) (132.4)
Ivanhoe Mines Ltd., Class A .. (3,337) (26,755) (16.9)
Keyera Corp. ............ (2,210) (54,826) (34.6)
Lightspeed Commerce, Inc. .. (4,020) (89,841) (56.8)
Northland Power, Inc. ...... (2,843) (85,800) (54.2)
Pembina Pipeline Corp. ..... (1,278) (48,358) (30.6)
Restaurant Brands International,
Inc. ................. (362) (20,681) (13.1)
Rogers Communications, Inc.,
Class B .............. (6,778) (369,225) (233.2)
Shopify, Inc., Class A ....... (96) (41,066) (25.9)
(2,926,747)
China
Budweiser Brewing Co. APAC
Ltd. ................ (11,700) (29,112) (18.4)
ESR Cayman Ltd. ......... (6,200) (18,821) (11.9)
Prosus NV .............. (3,636) (175,359) (110.8)
Wilmar International Ltd. .... (15,300) (48,772) (30.8)
(272,064)
Denmark
Ambu A/S, Class B ........ (1,177) (15,492) (9.8)
Demant A/S ............. (1,094) (48,074) (30.4)
GN Store Nord A/S ........ (855) (32,088) (20.3)
Orsted A/S .............. (523) (57,860) (36.5)
(153,514)
Finland
Kone OYJ, Class B ........ (555) (26,683) (16.9)
Sampo OYJ, Class A ....... (477) (23,162) (14.6)
(49,845)
France
Accor SA ............... (5,065) (166,404) (105.1)
Adevinta ASA ............ (1,183) (9,139) (5.8)
Aeroports de Paris ........ (160) (22,632) (14.3)
Air Liquide SA ........... (2,575) (445,497) (281.4)
Airbus SE .............. (808) (88,453) (55.9)
Alstom SA .............. (4,306) (94,648) (59.8)
Bouygues SA ............ (1,670) (57,420) (36.3)
Cie Generale des Etablissements
Michelin SCA .......... (598) (74,068) (46.8)
EssilorLuxottica SA ........ (897) (152,712) (96.5)
Faurecia SE ............. (3,689) (80,191) (50.7)
Getlink SE .............. (14,708) (269,143) (170.0)
LVMH Moet Hennessy Louis
Vuitton SE ............ (142) (91,893) (58.0)
Renault SA ............. (232) (5,669) (3.6)
Sartorius Stedim Biotech .... (185) (60,537) (38.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
France (continued)
Veolia Environnement SA .... (2,397) $ (69,936) (44.2) %
Worldline SA/France ....... (2,305) (90,688) (57.3)
(1,779,030)
Germany
adidas AG .............. (138) (27,829) (17.6)
Daimler Truck Holding AG ... (1,731) (46,555) (29.4)
Deutsche Lufthansa AG
(Registered) ........... (7,095) (52,784) (33.3)
Fresenius Medical Care AG &
Co. KGaA ............ (2,127) (132,271) (83.6)
Knorr-Bremse AG ......... (73) (5,206) (3.3)
Mercedes-Benz Group AG ... (959) (66,939) (42.3)
Merck KGaA ............ (1,340) (248,607) (157.0)
Puma SE ............... (227) (16,702) (10.6)
Scout24 SE ............. (1,184) (74,886) (47.3)
Siemens Energy AG ....... (5,107) (98,372) (62.1)
Telefonica Deutschland Holding
AG ................. (13,098) (39,393) (24.9)
United Internet AG (Registered),
Class G .............. (594) (19,109) (12.1)
Zalando SE ............. (1,949) (76,686) (48.4)
(905,339)
Hong Kong
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (21,209) (13.4)
Jardine Matheson Holdings Ltd. (800) (42,504) (26.8)
Melco Resorts & Entertainment
Ltd., ADR ............ (5,672) (32,444) (20.5)
Xinyi Glass Holdings Ltd. .... (12,000) (26,554) (16.8)
(122,711)
Ireland
AerCap Holdings NV ....... (658) (30,735) (19.4)
Flutter Entertainment plc .... (704) (70,745) (44.7)
Kingspan Group plc ........ (235) (21,875) (13.8)
(123,355)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (7,707) (67,128) (42.4)
Wix.com Ltd. ............ (127) (9,583) (6.0)
(76,711)
Italy
Atlantia SpA ............. (1,324) (31,585) (20.0)
DiaSorin SpA ............ (119) (15,588) (9.9)
Infrastrutture Wireless Italiane
SpA ................ (11,524) (122,965) (77.7)
Nexi SpA ............... (4,979) (48,834) (30.8)
(218,972)
Japan
Aeon Co. Ltd. ............ (8,100) (153,943) (97.2)
Bandai Namco Holdings, Inc. . (600) (40,622) (25.7)
Canon, Inc. ............. (4,700) (108,143) (68.3)
Central Japan Railway Co. ... (1,300) (163,651) (103.4)
Chiba Bank Ltd. (The) ...... (4,800) (27,664) (17.5)
Chubu Electric Power Co., Inc. (3,900) (39,371) (24.9)
Cosmos Pharmaceutical Corp. (600) (55,313) (34.9)
CyberAgent, Inc. .......... (2,600) (27,469) (17.3)
Daifuku Co. Ltd. .......... (500) (30,744) (19.4)
Daito Trust Construction Co. Ltd. (300) (28,894) (18.2)
Disco Corp. ............. (100) (24,475) (15.5)
East Japan Railway Co. ..... (3,900) (203,372) (128.5)
Fast Retailing Co. Ltd. ...... (100) (46,041) (29.1)
Shares Value
% of Basket
Value
Japan (continued)
GMO Payment Gateway, Inc. . (500) $ (41,950) (26.5) %
Hikari Tsushin, Inc. ........ (600) (70,256) (44.4)
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (52,075) (32.9)
Inpex Corp. ............. (1,300) (15,468) (9.8)
Itochu Techno-Solutions Corp. . (1,700) (39,807) (25.1)
Japan Exchange Group, Inc. .. (3,000) (44,671) (28.2)
Japan Post Bank Co. Ltd. .... (6,500) (49,038) (31.0)
Japan Post Holdings Co. Ltd. . (2,800) (19,633) (12.4)
JFE Holdings, Inc. ......... (4,600) (56,252) (35.5)
Kakaku.com, Inc. ......... (2,300) (48,166) (30.4)
Keio Corp. .............. (1,600) (61,364) (38.8)
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (40,140) (25.3)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (20,458) (12.9)
Kobe Bussan Co. Ltd. ...... (3,500) (85,328) (53.9)
Koei Tecmo Holdings Co. Ltd. . (1,950) (59,797) (37.8)
Kose Corp. ............. (100) (10,266) (6.5)
Kubota Corp. ............ (9,100) (154,597) (97.6)
Lasertec Corp. ........... (800) (106,881) (67.5)
M3, Inc. ................ (1,900) (60,674) (38.3)
Mercari, Inc. ............. (3,300) (54,078) (34.2)
Mitsubishi Corp. .......... (15,500) (520,421) (328.7)
Mitsui & Co. Ltd. .......... (1,000) (24,216) (15.3)
Miura Co. Ltd. ........... (600) (12,533) (7.9)
MonotaRO Co. Ltd. ........ (800) (13,742) (8.7)
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (32,744) (20.7)
Nidec Corp. ............. (700) (45,254) (28.6)
Nintendo Co. Ltd. ......... (100) (45,639) (28.8)
Nippon Paint Holdings Co. Ltd. (8,600) (68,123) (43.0)
Nippon Sanso Holdings Corp. . (7,100) (127,768) (80.7)
Nippon Steel Corp. ........ (2,000) (31,757) (20.1)
Nissan Motor Co. Ltd. ...... (51,400) (205,782) (130.0)
Nitori Holdings Co. Ltd. ..... (400) (41,152) (26.0)
Nomura Holdings, Inc. ...... (18,700) (72,004) (45.5)
NTT Data Corp. .......... (5,400) (99,565) (62.9)
Obic Co. Ltd. ............ (200) (29,548) (18.7)
Odakyu Electric Railway Co. Ltd. (6,600) (99,944) (63.1)
Oji Holdings Corp. ......... (5,400) (25,580) (16.2)
Oracle Corp. Japan ........ (800) (51,409) (32.5)
Oriental Land Co. Ltd. ...... (100) (15,127) (9.6)
Otsuka Corp. ............ (4,600) (150,752) (95.2)
Pan Pacific International
Holdings Corp. ......... (4,100) (62,785) (39.7)
Pola Orbis Holdings, Inc. .... (6,100) (70,328) (44.4)
Rakuten Group, Inc. ....... (17,100) (120,211) (75.9)
Renesas Electronics Corp. ... (4,500) (48,051) (30.3)
Ryohin Keikaku Co. Ltd. ..... (3,500) (31,455) (19.9)
SBI Holdings, Inc. ......... (5,700) (127,493) (80.5)
SCSK Corp. ............. (1,800) (28,617) (18.1)
Seven & i Holdings Co. Ltd. .. (3,500) (154,759) (97.7)
Shimano, Inc. ............ (400) (70,874) (44.8)
Shimizu Corp. ........... (5,500) (28,840) (18.2)
Shin-Etsu Chemical Co. Ltd. .. (600) (82,461) (52.1)
Shiseido Co. Ltd. ......... (3,200) (151,269) (95.5)
SoftBank Corp. ........... (5,700) (66,336) (41.9)
SoftBank Group Corp. ...... (3,500) (143,956) (90.9)
Square Enix Holdings Co. Ltd. . (1,000) (39,926) (25.2)
SUMCO Corp. ........... (8,200) (118,094) (74.6)
Sumitomo Electric Industries
Ltd. ................ (15,400) (165,563) (104.6)
TIS, Inc. ............... (2,000) (44,919) (28.4)
Tobu Railway Co. Ltd. ...... (1,700) (38,213) (24.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Japan (continued)
Toho Co. Ltd. ............ (900) $ (33,397) (21.1) %
Tokyo Century Corp. ....... (1,300) (40,043) (25.3)
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (64,893) (41.0)
Tokyu Corp. ............. (7,600) (92,939) (58.7)
Toyota Industries Corp. ..... (300) (17,993) (11.4)
Toyota Motor Corp. ........ (4,700) (80,528) (50.9)
Tsuruha Holdings, Inc. ...... (400) (20,443) (12.9)
Unicharm Corp. .......... (600) (20,875) (13.2)
Welcia Holdings Co. Ltd. .... (2,000) (40,998) (25.9)
West Japan Railway Co. .... (4,400) (163,323) (103.2)
Z Holdings Corp. .......... (14,800) (58,102) (36.7)
ZOZO, Inc. .............. (1,000) (20,937) (13.2)
(6,002,282)
Jordan
Hikma Pharmaceuticals plc ... (3,528) (82,874) (52.4)
Luxembourg
Eurofins Scientific SE ...... (237) (22,026) (13.9)
Macau
Galaxy Entertainment Group
Ltd. ................ (21,000) (119,829) (75.7)
Sands China Ltd. ......... (33,200) (73,179) (46.2)
(193,008)
Netherlands
ABN AMRO Bank NV, CVA ... (3,687) (45,834) (29.0)
Akzo Nobel NV ........... (615) (53,349) (33.7)
Argenx SE .............. (381) (109,769) (69.3)
ASM International NV ...... (82) (24,640) (15.6)
Euronext NV ............ (243) (19,470) (12.3)
JDE Peet's NV ........... (4,701) (138,299) (87.4)
Universal Music Group NV ... (6,514) (151,167) (95.5)
(542,528)
New Zealand
Xero Ltd. ............... (825) (54,402) (34.4)
Norway
Equinor ASA ............ (734) (24,809) (15.7)
Singapore
Singapore Exchange Ltd. .... (18,000) (126,654) (80.0)
Venture Corp. Ltd. ......... (8,600) (105,573) (66.7)
(232,227)
Spain
Aena SME SA ........... (452) (64,143) (40.5)
Cellnex Telecom SA ....... (216) (10,068) (6.3)
EDP Renovaveis SA ....... (1,049) (24,827) (15.7)
Ferrovial SA ............. (1,394) (35,748) (22.6)
Grifols SA .............. (2,597) (43,496) (27.5)
Siemens Gamesa Renewable
Energy SA ............ (2,208) (35,170) (22.2)
(213,452)
Sweden
Atlas Copco AB, Class A .... (3,817) (173,051) (109.3)
Electrolux AB, Class B ...... (1,438) (21,930) (13.9)
Embracer Group AB ....... (38,743) (258,959) (163.6)
Epiroc AB, Class A ........ (2,362) (47,885) (30.3)
Essity AB, Class B ........ (5,865) (154,666) (97.7)
H & M Hennes & Mauritz AB,
Class B .............. (1,476) (18,581) (11.7)
Hexagon AB, Class B ...... (6,654) (85,856) (54.2)
Investment AB Latour, Class B (17,578) (465,686) (294.2)
Shares Value
% of Basket
Value
Sweden (continued)
Nibe Industrier AB, Class B ... (3,850) $ (37,747) (23.8) %
Sinch AB ............... (10,389) (45,913) (29.0)
Svenska Handelsbanken AB,
Class A .............. (9,234) (93,137) (58.8)
(1,403,411)
Switzerland
ABB Ltd. (Registered) ...... (11,628) (348,863) (220.4)
Alcon, Inc. .............. (1,850) (132,092) (83.4)
Bachem Holding AG
(Registered), Class B .... (532) (232,137) (146.6)
Barry Callebaut AG (Registered) (121) (278,488) (175.9)
Credit Suisse Group AG
(Registered) ........... (9,253) (62,803) (39.7)
EMS-Chemie Holding AG
(Registered) ........... (22) (19,627) (12.4)
Lonza Group AG (Registered) . (81) (47,760) (30.2)
Partners Group Holding AG .. (47) (49,796) (31.4)
Schindler Holding AG ...... (130) (24,976) (15.8)
Swatch Group AG (The) ..... (136) (34,903) (22.0)
TE Connectivity Ltd. ....... (2,260) (282,003) (178.1)
(1,513,448)
Taiwan
Sea Ltd., ADR ........... (1,031) (85,326) (53.9)
United Kingdom
Admiral Group plc ......... (709) (22,317) (14.1)
AVEVA Group plc ......... (4,234) (113,793) (71.9)
Barclays plc ............. (23,675) (43,518) (27.5)
Halma plc .............. (3,654) (112,162) (70.9)
Hargreaves Lansdown plc ... (14,745) (168,806) (106.6)
Liberty Global plc, Class A ... (5,958) (138,076) (87.2)
London Stock Exchange Group
plc ................. (881) (86,859) (54.9)
Melrose Industries plc ...... (13,615) (19,784) (12.5)
NatWest Group plc ........ (40,933) (109,815) (69.4)
Ocado Group plc ......... (11,867) (135,719) (85.7)
Pearson plc ............. (3,360) (32,625) (20.6)
Phoenix Group Holdings plc .. (19,198) (145,413) (91.9)
Prudential plc ............ (12,189) (151,734) (95.8)
Reckitt Benckiser Group plc .. (4,487) (349,921) (221.0)
Rentokil Initial plc ......... (3,392) (23,297) (14.7)
Rolls-Royce Holdings plc .... (17,458) (17,897) (11.3)
Severn Trent plc .......... (1,239) (48,695) (30.8)
SSE plc ................ (2,306) (53,559) (33.8)
(1,773,990)
United States
Albemarle Corp. .......... (287) (55,342) (35.0)
Allstate Corp. (The) ........ (240) (30,370) (19.2)
Amcor plc .............. (7,371) (87,420) (55.2)
Ameren Corp. ............ (1,974) (183,385) (115.8)
American Electric Power Co.,
Inc. ................. (2,164) (214,474) (135.5)
Amphenol Corp., Class A .... (2,603) (186,115) (117.6)
Analog Devices, Inc. ....... (332) (51,254) (32.4)
Anthem, Inc. ............ (220) (110,425) (69.8)
Aon plc, Class A .......... (774) (222,904) (140.8)
Aptiv plc ............... (33) (3,511) (2.2)
Aramark ............... (1,319) (47,814) (30.2)
Arrow Electronics, Inc. ...... (450) (53,037) (33.5)
Arthur J Gallagher & Co. .... (358) (60,319) (38.1)
AT&T, Inc. .............. (4,321) (81,494) (51.5)
Atmos Energy Corp. ....... (710) (80,514) (50.9)
Avalara, Inc. ............. (2,686) (204,324) (129.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Avantor, Inc. ............. (1,451) $ (46,258) (29.2) %
Ball Corp. .............. (636) (51,618) (32.6)
Bausch Health Cos., Inc. .... (16,833) (319,849) (202.0)
Baxter International, Inc. .... (3,707) (263,419) (166.4)
Becton Dickinson and Co. ... (1,252) (309,482) (195.5)
Bio-Rad Laboratories, Inc., Class
A .................. (440) (225,306) (142.3)
Bio-Techne Corp. ......... (128) (48,600) (30.7)
Black Knight, Inc. ......... (1,724) (113,422) (71.6)
Boston Scientific Corp. ...... (1,209) (50,911) (32.2)
Broadcom, Inc. ........... (79) (43,797) (27.7)
Brookfield Renewable Corp. .. (1,056) (37,920) (24.0)
Brown & Brown, Inc. ....... (1,157) (71,711) (45.3)
Burlington Stores, Inc. ...... (267) (54,351) (34.3)
Cable One, Inc. .......... (15) (17,493) (11.0)
Caesars Entertainment, Inc. .. (638) (42,287) (26.7)
Campbell Soup Co. ........ (480) (22,666) (14.3)
CarMax, Inc. ............ (760) (65,193) (41.2)
Carnival Corp. ........... (13,079) (226,267) (142.9)
Carrier Global Corp. ....... (1,056) (40,413) (25.5)
Carvana Co. ............ (769) (44,571) (28.2)
Centene Corp. ........... (3,847) (309,876) (195.7)
CenterPoint Energy, Inc. .... (1,197) (36,640) (23.1)
Charles River Laboratories
International, Inc. ....... (167) (40,332) (25.5)
Charter Communications, Inc.,
Class A .............. (258) (110,550) (69.8)
Chevron Corp. ........... (790) (123,769) (78.2)
Clarivate plc ............. (1,030) (16,150) (10.2)
Clorox Co. (The) .......... (1,382) (198,276) (125.2)
Coinbase Global, Inc., Class A (765) (86,223) (54.5)
Conagra Brands, Inc. ....... (6,944) (242,554) (153.2)
Constellation Brands, Inc., Class
A .................. (714) (175,708) (111.0)
Cooper Cos., Inc. (The) ..... (70) (25,273) (16.0)
CoStar Group, Inc. ........ (2,806) (178,518) (112.8)
Coterra Energy, Inc. ....... (1,225) (35,268) (22.3)
Coupa Software, Inc. ....... (980) (84,574) (53.4)
CyberArk Software Ltd. ..... (1,042) (163,740) (103.4)
Danaher Corp. ........... (1,475) (370,417) (234.0)
DaVita, Inc. ............. (588) (63,722) (40.3)
Dollar Tree, Inc. .......... (319) (51,822) (32.7)
DraftKings Holdings, Inc., Class
A .................. (3,090) (42,271) (26.7)
Dynatrace, Inc. ........... (865) (33,181) (21.0)
Eastman Chemical Co. ..... (259) (26,592) (16.8)
Enphase Energy, Inc. ....... (210) (33,894) (21.4)
Entegris, Inc. ............ (837) (93,233) (58.9)
Erie Indemnity Co., Class A .. (450) (72,126) (45.6)
Etsy, Inc. ............... (170) (15,842) (10.0)
Evergy, Inc. ............. (2,090) (141,806) (89.6)
Exact Sciences Corp. ...... (2,467) (135,808) (85.8)
Fidelity National Information
Services, Inc. .......... (385) (38,173) (24.1)
FirstEnergy Corp. ......... (2,189) (94,806) (59.9)
Fiserv, Inc. .............. (1,942) (190,161) (120.1)
FleetCor Technologies, Inc. ... (639) (159,443) (100.7)
Ford Motor Co. ........... (5,399) (76,450) (48.3)
Generac Holdings, Inc. ..... (57) (12,505) (7.9)
General Electric Co. ....... (1,311) (97,735) (61.7)
Global Payments, Inc. ...... (1,354) (185,471) (117.2)
Globe Life, Inc. ........... (682) (66,891) (42.3)
Hasbro, Inc. ............. (470) (41,388) (26.1)
HEICO Corp. ............ (74) (10,451) (6.6)
Hess Corp. ............. (751) (77,406) (48.9)
Shares Value
% of Basket
Value
United States (continued)
Hilton Worldwide Holdings, Inc. (237) $ (36,804) (23.2) %
Hormel Foods Corp. ....... (3,746) (196,253) (124.0)
Howmet Aerospace, Inc. .... (4,508) (153,813) (97.2)
Humana, Inc. ............ (718) (319,194) (201.6)
Huntington Ingalls Industries,
Inc. ................. (100) (21,274) (13.4)
IAC/InterActiveCorp ........ (3,033) (251,375) (158.8)
Ingersoll Rand, Inc. ........ (1,042) (45,806) (28.9)
International Business Machines
Corp. ............... (2,384) (315,189) (199.1)
International Flavors &
Fragrances, Inc. ........ (136) (16,497) (10.4)
Intuitive Surgical, Inc. ...... (36) (8,615) (5.4)
IPG Photonics Corp. ....... (721) (68,120) (43.0)
IQVIA Holdings, Inc. ....... (116) (25,287) (16.0)
Jack Henry & Associates, Inc. . (649) (123,037) (77.7)
Kellogg Co. ............. (2,860) (195,910) (123.7)
Keurig Dr Pepper, Inc. ...... (2,403) (89,872) (56.8)
Kimberly-Clark Corp. ....... (440) (61,085) (38.6)
Lear Corp. .............. (180) (23,029) (14.5)
Leidos Holdings, Inc. ....... (389) (40,265) (25.4)
Liberty Broadband Corp., Class
C .................. (615) (68,769) (43.4)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,932) (120,422) (76.1)
Liberty Media Corp-Liberty
SiriusXM, Class A ....... (720) (30,118) (19.0)
Live Nation Entertainment, Inc. (691) (72,472) (45.8)
Lumen Technologies, Inc. .... (5,774) (58,086) (36.7)
M&T Bank Corp. .......... (605) (100,817) (63.7)
MarketAxess Holdings, Inc. .. (299) (78,819) (49.8)
Marriott International, Inc., Class
A .................. (655) (116,276) (73.4)
Marsh & McLennan Cos., Inc. . (258) (41,719) (26.4)
Martin Marietta Materials, Inc. . (359) (127,165) (80.3)
McCormick & Co., Inc. (Non-
Voting) .............. (858) (86,289) (54.5)
McKesson Corp. .......... (405) (125,392) (79.2)
Medtronic plc ............ (3,124) (326,021) (205.9)
MGM Resorts International ... (2,478) (101,697) (64.2)
Microchip Technology, Inc. ... (360) (23,472) (14.8)
Mohawk Industries, Inc. ..... (394) (55,578) (35.1)
Mondelez International, Inc.,
Class A .............. (1,774) (114,388) (72.3)
MongoDB, Inc. ........... (58) (20,586) (13.0)
Morgan Stanley .......... (992) (79,945) (50.5)
Mosaic Co. (The) ......... (332) (20,723) (13.1)
Motorola Solutions, Inc. ..... (1,088) (232,495) (146.9)
Netflix, Inc. .............. (151) (28,744) (18.2)
Newell Brands, Inc. ........ (5,549) (128,459) (81.1)
ON Semiconductor Corp. .... (763) (39,760) (25.1)
Oracle Corp. ............ (2,914) (213,888) (135.1)
Palantir Technologies, Inc., Class
A .................. (2,893) (30,087) (19.0)
PayPal Holdings, Inc. ...... (1,951) (171,551) (108.4)
Peloton Interactive, Inc., Class A (2,461) (43,215) (27.3)
PerkinElmer, Inc. ......... (1,083) (158,779) (100.3)
PNC Financial Services Group,
Inc. (The) ............ (420) (69,762) (44.1)
PPG Industries, Inc. ....... (770) (98,552) (62.3)
Progressive Corp. (The) ..... (1,801) (193,355) (122.1)
Republic Services, Inc. ..... (2,132) (286,264) (180.8)
Rollins, Inc. ............. (1,070) (35,888) (22.7)
Ross Stores, Inc. ......... (241) (24,045) (15.2)
Royal Caribbean Cruises Ltd. . (2,422) (188,262) (118.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Royalty Pharma plc, Class A .. (5,702) $ (242,791) (153.4) %
RPM International, Inc. ..... (2,640) (218,856) (138.2)
S&P Global, Inc. .......... (390) (146,835) (92.7)
Schneider Electric SE ...... (3,536) (507,307) (320.4)
Seagen, Inc. ............ (690) (90,397) (57.1)
SEI Investments Co. ....... (629) (35,048) (22.1)
Sensata Technologies Holding
plc ................. (1,620) (73,564) (46.5)
Sherwin-Williams Co. (The) .. (584) (160,577) (101.4)
Snap, Inc., Class A ........ (1,252) (35,632) (22.5)
SoFi Technologies, Inc. ..... (15,993) (97,877) (61.8)
SolarEdge Technologies, Inc. . (644) (161,264) (101.9)
Southern Co. (The) ........ (808) (59,299) (37.5)
SS&C Technologies Holdings,
Inc. ................. (3,095) (200,123) (126.4)
Stanley Black & Decker, Inc. .. (704) (84,586) (53.4)
STERIS plc ............. (670) (150,114) (94.8)
Stryker Corp. ............ (101) (24,367) (15.4)
Swiss Re AG ............ (297) (24,356) (15.4)
Sysco Corp. ............. (408) (34,876) (22.0)
Take-Two Interactive Software,
Inc. ................. (1,155) (138,034) (87.2)
Teladoc Health, Inc. ........ (500) (16,880) (10.7)
Teledyne Technologies, Inc. .. (358) (154,495) (97.6)
Teleflex, Inc. ............. (224) (63,979) (40.4)
Tenaris SA .............. (2,973) (45,434) (28.7)
Thermo Fisher Scientific, Inc. . (653) (361,057) (228.1)
TJX Cos., Inc. (The) ....... (1,087) (66,611) (42.1)
T-Mobile US, Inc. ......... (3,768) (463,992) (293.1)
Trade Desk, Inc. (The), Class A (847) (49,905) (31.5)
Tradeweb Markets, Inc., Class A (921) (65,566) (41.4)
TransUnion ............. (1,202) (105,199) (66.4)
Twilio, Inc., Class A ........ (1,142) (127,698) (80.7)
Tyler Technologies, Inc. ..... (421) (166,173) (105.0)
Universal Health Services, Inc.,
Class B .............. (266) (32,593) (20.6)
Upstart Holdings, Inc. ...... (299) (22,431) (14.2)
US Bancorp ............. (904) (43,898) (27.7)
Verisk Analytics, Inc. ....... (501) (102,229) (64.6)
VF Corp. ............... (1,061) (55,172) (34.8)
Viatris, Inc. .............. (16,593) (171,406) (108.3)
Vistra Corp. ............. (1,806) (45,186) (28.5)
Walgreens Boots Alliance, Inc. (647) (27,433) (17.3)
Walmart, Inc. ............ (567) (86,745) (54.8)
Walt Disney Co. (The) ...... (1,192) (133,063) (84.1)
Warner Bros Discovery, Inc. .. (2,201) (39,948) (25.2)
Waste Connections, Inc. ..... (1,140) (157,286) (99.4)
Waste Management, Inc. .... (859) (141,254) (89.2)
Wayfair, Inc., Class A ....... (441) (33,931) (21.4)
Wells Fargo & Co. ......... (1,332) (58,115) (36.7)
Western Digital Corp. ....... (2,385) (126,572) (80.0)
Westinghouse Air Brake
Technologies Corp. ...... (289) (25,984) (16.4)
Williams Cos., Inc. (The) .... (8,026) (275,212) (173.8)
Wynn Resorts Ltd. ........ (487) (34,324) (21.7)
Xylem, Inc. .............. (273) (21,976) (13.9)
Zendesk, Inc. ............ (725) (88,479) (55.9)
Zoetis, Inc. .............. (301) (53,352) (33.7)
Zoom Video Communications,
Inc., Class A ........... (519) (51,677) (32.6)
(19,431,724)
Zambia
First Quantum Minerals Ltd. .. (1,288) (36,926) (23.3)
Shares Value
% of Basket
Value
Preferred Securities
Germany
Sartorius AG (Preference) ... (98) $ (36,743) (23.2) %
Total Reference Entity — Short ............ (40,091,505)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ 158,314
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 8, 2023:
Reference Entity — Long
Common Stocks
Brazil
Wheaton Precious Metals Corp. 2,739 122,766 90.0
Canada
Alimentation Couche-Tard, Inc. 4,891 217,737 159.6
AltaGas Ltd. ............. 6,034 137,998 101.1
Canadian Apartment Properties
REIT ................ 3,260 127,695 93.6
Canadian Tire Corp. Ltd., Class
A .................. 1,211 166,805 122.2
Constellation Software, Inc. .. 336 528,820 387.6
Empire Co. Ltd., Class A .... 8,168 269,776 197.7
Franco-Nevada Corp. ...... 344 52,024 38.1
George Weston Ltd. ....... 4,484 557,843 408.8
Gildan Activewear, Inc. ...... 4,658 157,835 115.7
Hydro One Ltd. ........... 20,643 558,075 409.0
iA Financial Corp., Inc. ...... 1,552 81,149 59.5
Kinross Gold Corp. ........ 19,810 100,079 73.3
Manulife Financial Corp. ..... 8,399 164,234 120.4
National Bank of Canada .... 2,245 156,791 114.9
Onex Corp. ............. 1,405 84,422 61.9
Open Text Corp. .......... 8,519 341,185 250.0
Parkland Corp. ........... 4,883 138,700 101.7
Power Corp. of Canada ..... 1,024 30,131 22.1
Ritchie Bros Auctioneers, Inc. . 767 42,247 31.0
Royal Bank of Canada ...... 473 47,773 35.0
Teck Resources Ltd., Class B . 914 36,058 26.4
Thomson Reuters Corp. ..... 38 3,799 2.8
TMX Group Ltd. .......... 993 101,097 74.1
Toromont Industries Ltd. ..... 1,869 164,531 120.6
4,266,804
South Korea
HDC Holdings Co. Ltd. ...... 1 6 0.0
United States
Fortive Corp. ............ 1 57 0.0
Total Reference Entity — Long ............ 4,389,633
Reference Entity — Short
Common Stocks
Canada
Air Canada ............. (3,965) (69,445) (50.9)
Algonquin Power & Utilities
Corp. ............... (5,576) (80,733) (59.2)
Brookfield Asset Management,
Inc., Class A ........... (7,820) (390,072) (285.9)
CAE, Inc. ............... (2,672) (63,542) (46.6)
Cameco Corp. ........... (2,341) (60,445) (44.3)
CCL Industries, Inc., Class B .. (3,109) (135,551) (99.3)
Cenovus Energy, Inc. ....... (3,360) (62,118) (45.5)
Dollarama, Inc. ........... (1,157) (64,323) (47.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Canada (continued)
Emera, Inc. ............. (9,974) $ (481,600) (353.0) %
Fairfax Financial Holdings Ltd. (322) (176,928) (129.7)
Fortis, Inc. .............. (3,265) (158,872) (116.4)
GFL Environmental, Inc. ..... (25,325) (762,914) (559.1)
Ivanhoe Mines Ltd., Class A .. (9,312) (74,661) (54.7)
Keyera Corp. ............ (972) (24,114) (17.7)
Lightspeed Commerce, Inc. .. (774) (17,298) (12.7)
Northland Power, Inc. ...... (6,851) (206,759) (151.5)
Nuvei Corp. ............. (388) (21,698) (15.9)
Pan American Silver Corp. ... (18,848) (467,294) (342.5)
Restaurant Brands International,
Inc. ................. (3,502) (200,064) (146.6)
Saputo, Inc. ............. (4,301) (91,936) (67.4)
Shopify, Inc., Class A ....... (58) (24,810) (18.2)
TC Energy Corp. .......... (7,886) (417,120) (305.7)
(4,052,297)
Chile
Lundin Mining Corp. ....... (2,171) (19,823) (14.5)
United States
Brookfield Renewable Corp. .. (1,059) (38,027) (27.9)
Lennar Corp., Class B ...... (1) (65) (0.0)
(38,092)
Zambia
First Quantum Minerals Ltd. .. (4,987) (142,974) (104.8)
Total Reference Entity — Short ............ (4,253,186)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 136,447
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 4,863 112,833 52.5
Aurizon Holdings Ltd. ...... 8,019 22,647 10.6
BlueScope Steel Ltd. ....... 2,100 29,853 13.9
Cochlear Ltd. ............ 1,545 248,849 115.9
QBE Insurance Group Ltd. ... 2,737 23,613 11.0
South32 Ltd. ............ 11,848 39,458 18.4
477,253
Austria
voestalpine AG ........... 911 23,707 11.0
Belgium
Ageas SA/NV ............ 383 18,327 8.5
Elia Group SA/NV ......... 149 23,718 11.1
Groupe Bruxelles Lambert SA . 837 78,980 36.8
UCB SA ............... 493 56,041 26.1
177,066
Brazil
Wheaton Precious Metals Corp. 1,229 55,086 25.7
Canada
Alimentation Couche-Tard, Inc. 1,201 53,466 24.9
Bank of Nova Scotia (The) ... 854 54,079 25.2
Canadian Imperial Bank of
Commerce ........... 951 105,134 49.0
Canadian National Railway Co. 167 19,640 9.1
Shares Value
% of Basket
Value
Canada (continued)
Canadian Tire Corp. Ltd., Class
A .................. 373 $ 51,378 23.9%
Constellation Software, Inc. .. 311 489,473 227.9
George Weston Ltd. ....... 453 56,357 26.2
Gildan Activewear, Inc. ...... 1,841 62,382 29.0
Hydro One Ltd. ........... 19,903 538,070 250.6
iA Financial Corp., Inc. ...... 938 49,045 22.8
Intact Financial Corp. ....... 64 8,953 4.2
National Bank of Canada .... 272 18,997 8.8
Open Text Corp. .......... 2,097 83,984 39.1
Royal Bank of Canada ...... 542 54,742 25.5
Shaw Communications, Inc.,
Class B .............. 1,156 34,428 16.0
Teck Resources Ltd., Class B . 2,684 105,885 49.3
Thomson Reuters Corp. ..... 100 9,998 4.7
1,796,011
Denmark
Coloplast A/S, Class B ...... 1,439 193,875 90.3
Danske Bank A/S ......... 1,403 21,520 10.0
DSV A/S ............... 123 20,166 9.4
Genmab A/S ............ 226 79,471 37.0
Novo Nordisk A/S, Class B ... 2,766 315,950 147.1
630,982
Finland
Elisa OYJ .............. 641 37,576 17.5
Kesko OYJ, Class B ....... 3,453 86,934 40.5
Neste OYJ .............. 2,122 91,053 42.4
Nordea Bank Abp ......... 4,024 40,120 18.7
Stora Enso OYJ, Class R .... 4,786 94,186 43.8
349,869
France
Arkema SA ............. 504 57,428 26.7
BioMerieux ............. 985 93,774 43.7
Cie de Saint-Gobain ....... 975 56,880 26.5
Credit Agricole SA ......... 3,269 35,299 16.4
Dassault Systemes SE ..... 1,813 80,179 37.3
Eurazeo SE ............. 617 47,410 22.1
Ipsen SA ............... 128 13,269 6.2
La Francaise des Jeux SAEM . 901 33,644 15.7
Legrand SA ............. 286 25,344 11.8
Orange SA .............. 4,755 56,610 26.4
Pernod Ricard SA ......... 124 25,592 11.9
SEB SA ................ 126 15,131 7.0
Sodexo SA ............. 323 24,298 11.3
564,858
Germany
Brenntag SE ............ 267 20,603 9.6
Covestro AG ............ 448 19,289 9.0
Deutsche Boerse AG ....... 37 6,441 3.0
Deutsche Post AG (Registered) 10,667 455,721 212.2
Evonik Industries AG ....... 1,543 40,359 18.8
HeidelbergCement AG ...... 233 13,423 6.2
LEG Immobilien SE ........ 272 27,888 13.0
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 104 24,767 11.5
Rational AG ............. 44 26,842 12.5
Siemens AG (Registered) .... 209 25,698 12.0
Vonovia SE ............. 54 2,151 1.0
663,182

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Ireland
Kerry Group plc, Class A .... 221 $ 24,480 11.4%
Israel
Bank Hapoalim BM ........ 3,226 29,909 14.0
Elbit Systems Ltd. ......... 111 24,095 11.2
Israel Discount Bank Ltd., Class
A .................. 10,213 60,322 28.1
114,326
Italy
Assicurazioni Generali SpA ... 812 15,374 7.2
Enel SpA ............... 25,749 167,443 78.0
Moncler SpA ............ 1,418 73,869 34.4
256,686
Japan
AGC, Inc. .............. 4,100 153,707 71.6
Ajinomoto Co., Inc. ........ 2,900 75,346 35.1
Asahi Kasei Corp. ......... 19,900 163,273 76.0
Chugai Pharmaceutical Co. Ltd. 2,400 71,916 33.5
Dai Nippon Printing Co. Ltd. .. 2,500 52,245 24.3
Eisai Co. Ltd. ............ 500 21,775 10.1
ENEOS Holdings, Inc. ...... 26,100 91,836 42.8
FUJIFILM Holdings Corp. .... 100 5,497 2.6
Fujitsu Ltd. .............. 200 30,230 14.1
Hino Motors Ltd. .......... 2,600 13,421 6.2
Hitachi Ltd. ............. 400 18,971 8.8
Honda Motor Co. Ltd. ...... 10,800 284,078 132.3
Hoshizaki Corp. .......... 1,500 95,013 44.2
Hoya Corp. ............. 300 29,773 13.9
Isuzu Motors Ltd. ......... 3,700 43,163 20.1
JSR Corp. .............. 2,300 62,457 29.1
Kajima Corp. ............ 10,700 119,246 55.5
KDDI Corp. ............. 1,700 56,295 26.2
Kikkoman Corp. .......... 400 22,480 10.5
Komatsu Ltd. ............ 1,000 22,506 10.5
Kyocera Corp. ........... 700 36,755 17.1
Marubeni Corp. ........... 11,900 129,896 60.5
Mazda Motor Corp. ........ 2,800 19,882 9.3
Mitsubishi Electric Corp. ..... 18,700 195,869 91.2
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 27,746 12.9
Mitsui Chemicals, Inc. ...... 1,400 31,987 14.9
NEC Corp. .............. 500 19,398 9.0
NGK Insulators Ltd. ........ 7,700 103,577 48.2
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,000 58,631 27.3
Nippon Telegraph & Telephone
Corp. ............... 1,200 35,363 16.5
Nisshin Seifun Group, Inc. ... 1,400 18,663 8.7
Nitto Denko Corp. ......... 8,000 536,968 250.0
Olympus Corp. ........... 2,900 51,043 23.8
Ono Pharmaceutical Co. Ltd. . 1,200 30,829 14.4
Osaka Gas Co. Ltd. ........ 20,900 376,689 175.4
Panasonic Holdings Corp. ... 13,200 117,654 54.8
Recruit Holdings Co. Ltd. .... 3,900 141,498 65.9
Resona Holdings, Inc. ...... 24,700 107,406 50.0
Secom Co. Ltd. ........... 400 28,142 13.1
Seiko Epson Corp. ........ 1,800 25,358 11.8
Sekisui House Ltd. ........ 1,300 22,578 10.5
Subaru Corp. ............ 1,400 21,245 9.9
Sumitomo Chemical Co. Ltd. .. 18,500 78,666 36.6
Suzuki Motor Corp. ........ 1,400 42,203 19.6
Sysmex Corp. ........... 900 59,038 27.5
Taisei Corp. ............. 2,000 54,176 25.2
TDK Corp. .............. 4,400 135,924 63.3
Shares Value
% of Basket
Value
Japan (continued)
Terumo Corp. ............ 2,100 $ 62,507 29.1%
Tokyo Gas Co. Ltd. ........ 10,600 203,037 94.5
TOPPAN, Inc. ............ 1,600 26,447 12.3
Toray Industries, Inc. ....... 7,100 33,649 15.7
Toshiba Corp. ............ 900 37,375 17.4
Trend Micro, Inc. .......... 1,000 55,757 26.0
Yamaha Motor Co. Ltd. ..... 8,600 177,553 82.7
Yamato Holdings Co. Ltd. .... 800 14,970 7.0
4,551,707
Netherlands
Koninklijke Philips NV ...... 2,353 61,487 28.6
NN Group NV ............ 2,429 118,976 55.4
180,463
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,921 40,141 18.7
Spark New Zealand Ltd. ..... 8,384 26,516 12.3
66,657
Portugal
Galp Energia SGPS SA ..... 1,753 21,337 9.9
Singapore
STMicroelectronics NV ..... 1,140 42,120 19.6
South Africa
Anglo American plc ........ 646 28,612 13.3
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 12,409 65,113 30.3
Banco Santander SA ....... 6,518 19,048 8.9
Endesa SA ............. 1,100 23,053 10.7
Iberdrola SA ............. 3,201 36,782 17.1
Repsol SA .............. 17,073 254,693 118.6
398,689
Sweden
Alfa Laval AB ............ 979 27,252 12.7
Assa Abloy AB, Class B ..... 1,518 38,363 17.9
Husqvarna AB, Class B ..... 14,870 142,144 66.2
Investor AB, Class B ....... 5,720 110,070 51.2
Telia Co. AB ............. 19,933 82,734 38.5
400,563
Switzerland
Baloise Holding AG (Registered) 638 110,974 51.7
Julius Baer Group Ltd. ...... 903 43,152 20.1
Kuehne + Nagel International AG
(Registered) ........... 44 12,309 5.7
Nestle SA (Registered) ..... 251 32,403 15.1
Roche Holding AG ........ 406 150,551 70.1
SGS SA (Registered) ....... 8 20,556 9.6
Straumann Holding AG
(Registered) ........... 490 57,767 26.9
427,712
United Kingdom
3i Group plc ............. 2,319 37,951 17.7
abrdn plc ............... 9,232 21,678 10.1
Ashtead Group plc ........ 38 1,965 0.9
Aviva plc ............... 3,929 21,080 9.8
Berkeley Group Holdings plc .. 868 44,022 20.5
Compass Group plc ........ 1,474 31,104 14.5
DCC plc ............... 1,393 105,546 49.1
Entain plc .............. 2,151 40,418 18.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United Kingdom (continued)
Experian plc ............. 927 $ 32,013 14.9%
InterContinental Hotels Group
plc ................. 1,411 90,078 41.9
J Sainsbury plc ........... 11,386 33,222 15.5
JD Sports Fashion plc ...... 43,751 72,087 33.6
Kingfisher plc ............ 4,772 15,049 7.0
Legal & General Group plc ... 20,949 65,300 30.4
Sage Group plc (The) ...... 2,919 26,786 12.5
Taylor Wimpey plc ......... 17,668 27,787 12.9
Tesco plc ............... 17,581 59,728 27.8
725,814
United States
A O Smith Corp. .......... 710 41,485 19.3
ABIOMED, Inc. ........... 229 65,627 30.6
Adobe, Inc. ............. 262 103,739 48.3
Advance Auto Parts, Inc. .... 116 23,157 10.8
Advanced Micro Devices, Inc. . 243 20,781 9.7
Agilent Technologies, Inc. .... 818 97,563 45.4
Airbnb, Inc., Class A ....... 288 44,124 20.6
Align Technology, Inc. ...... 289 83,784 39.0
Ally Financial, Inc. ......... 1,690 67,532 31.5
American Express Co. ...... 128 22,363 10.4
American Water Works Co., Inc. 38 5,855 2.7
Ameriprise Financial, Inc. .... 518 137,524 64.0
ANSYS, Inc. ............. 110 30,326 14.1
Arista Networks, Inc. ....... 47 5,432 2.5
Assurant, Inc. ............ 21 3,819 1.8
Autodesk, Inc. ........... 681 128,900 60.0
Avery Dennison Corp. ...... 1,414 255,368 118.9
Bath & Body Works, Inc. .... 1,123 59,395 27.7
Bunge Ltd. .............. 750 84,840 39.5
Capital One Financial Corp. .. 565 70,410 32.8
Carlyle Group, Inc. (The) .... 404 14,661 6.8
CDW Corp. ............. 149 24,314 11.3
Celanese Corp. .......... 227 33,355 15.5
Cigna Corp. ............. 251 61,942 28.8
Cintas Corp. ............. 64 25,425 11.8
Cognex Corp. ............ 1,447 97,861 45.6
ConocoPhillips ........... 635 60,655 28.2
Consolidated Edison, Inc. .... 1,003 93,018 43.3
Copart, Inc. ............. 1,860 211,389 98.4
Corteva, Inc. ............ 2,147 123,860 57.7
Cummins, Inc. ........... 305 57,703 26.9
Darden Restaurants, Inc. .... 1,640 216,037 100.6
Dexcom, Inc. ............ 206 84,167 39.2
DocuSign, Inc. ........... 116 9,396 4.4
Dominion Energy, Inc. ...... 1,185 96,743 45.1
Domino's Pizza, Inc. ....... 60 20,280 9.4
Dover Corp. ............. 1,631 217,412 101.2
Dropbox, Inc., Class A ...... 7,282 158,383 73.8
DTE Energy Co. .......... 152 19,918 9.3
eBay, Inc. .............. 4,050 210,276 97.9
Edwards Lifesciences Corp. .. 2,414 255,353 118.9
Emerson Electric Co. ....... 214 19,298 9.0
Entergy Corp. ............ 323 38,389 17.9
EOG Resources, Inc. ....... 196 22,885 10.7
Equitable Holdings, Inc. ..... 1,439 41,486 19.3
Estee Lauder Cos., Inc. (The),
Class A .............. 293 77,370 36.0
Eversource Energy ........ 2,248 196,475 91.5
Expedia Group, Inc. ........ 335 58,541 27.3
Expeditors International of
Washington, Inc. ........ 2,496 247,279 115.1
Fastenal Co. ............ 34 1,881 0.9
Shares Value
% of Basket
Value
United States (continued)
FedEx Corp. ............ 133 $ 26,432 12.3%
First Republic Bank ........ 110 16,414 7.6
FMC Corp. .............. 421 55,799 26.0
Fortune Brands Home & Security,
Inc. ................. 855 60,919 28.4
General Mills, Inc. ......... 977 69,103 32.2
Genuine Parts Co. ........ 725 94,286 43.9
Hartford Financial Services
Group, Inc. (The) ....... 1,132 79,161 36.9
Hershey Co. (The) ........ 515 116,272 54.1
Hewlett Packard Enterprise Co. 7,721 118,981 55.4
Home Depot, Inc. (The) ..... 150 45,060 21.0
Horizon Therapeutics plc .... 422 41,592 19.4
IDEX Corp. ............. 124 23,538 11.0
Illinois Tool Works, Inc. ...... 755 148,818 69.3
Incyte Corp. ............. 2,927 219,408 102.2
Intuit, Inc. .............. 532 222,775 103.7
Invesco Ltd. ............. 1,805 33,176 15.5
James Hardie Industries plc,
CDI ................ 1,342 38,688 18.0
Johnson Controls International
plc ................. 129 7,723 3.6
Juniper Networks, Inc. ...... 101 3,184 1.5
KeyCorp ............... 2,195 42,385 19.7
Keysight Technologies, Inc. ... 1,043 146,302 68.1
Knight-Swift Transportation
Holdings, Inc. .......... 2,661 127,435 59.3
Lennox International, Inc. .... 113 24,090 11.2
Lincoln National Corp. ...... 464 27,910 13.0
LKQ Corp. .............. 119 5,906 2.8
Loews Corp. ............ 3,220 202,345 94.2
Lyft, Inc., Class A ......... 844 27,514 12.8
Masimo Corp. ............ 1,022 115,455 53.8
McDonald's Corp. ......... 292 72,755 33.9
Mettler-Toledo International, Inc. 220 281,057 130.9
Molson Coors Beverage Co.,
Class B .............. 494 26,745 12.5
Moody's Corp. ........... 116 36,712 17.1
MSCI, Inc. .............. 46 19,377 9.0
NetApp, Inc. ............. 1,131 82,846 38.6
Nordson Corp. ........... 874 188,513 87.8
Northern Trust Corp. ....... 507 52,246 24.3
Owens Corning ........... 1,105 100,478 46.8
Parker-Hannifin Corp. ...... 501 135,681 63.2
Pentair plc .............. 55 2,791 1.3
Phillips 66 .............. 605 52,490 24.4
Pinterest, Inc., Class A ...... 2,233 45,821 21.3
Pool Corp. .............. 62 25,124 11.7
Procter & Gamble Co. (The) .. 655 105,160 49.0
Public Service Enterprise Group,
Inc. ................. 1,480 103,097 48.0
QUALCOMM, Inc. ......... 574 80,182 37.3
Regions Financial Corp. ..... 1,313 27,205 12.7
Robert Half International, Inc. . 2,686 264,061 123.0
Roku, Inc. .............. 104 9,662 4.5
Seagate Technology Holdings
plc ................. 524 42,989 20.0
Sempra Energy .......... 391 63,092 29.4
ServiceNow, Inc. .......... 492 235,225 109.5
Starbucks Corp. .......... 70 5,225 2.4
State Street Corp. ......... 855 57,259 26.7
Steel Dynamics, Inc. ....... 1,340 114,905 53.5
Stellantis NV ............ 4,247 57,019 26.6
SVB Financial Group ....... 85 41,449 19.3
Synchrony Financial ....... 483 17,779 8.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
Synopsys, Inc. ........... 890 $ 255,243 118.9%
Trane Technologies plc ..... 85 11,891 5.5
Trimble, Inc. ............. 2,438 162,615 75.7
Ulta Beauty, Inc. .......... 267 105,946 49.3
United Parcel Service, Inc., Class
B .................. 217 39,056 18.2
United Rentals, Inc. ........ 215 68,052 31.7
Vail Resorts, Inc. .......... 200 50,832 23.7
VeriSign, Inc. ............ 462 82,555 38.4
VMware, Inc., Class A ...... 916 98,965 46.1
West Pharmaceutical Services,
Inc. ................. 309 97,354 45.3
Westrock Co. ............ 1,130 55,969 26.1
Workday, Inc., Class A ...... 221 45,681 21.3
WW Grainger, Inc. ......... 601 300,518 139.9
Yum! Brands, Inc. ......... 2,399 280,707 130.7
Zebra Technologies Corp., Class
A .................. 53 19,592 9.1
10,310,368
Total Reference Entity — Long ............ 22,287,548
Reference Entity — Short
Common Stocks
Australia
BHP Group plc ........... (562) (18,834) (8.8)
Glencore plc ............ (2,712) (16,711) (7.8)
Westpac Banking Corp. ..... (3,106) (51,995) (24.2)
(87,540)
Austria
Erste Group Bank AG ...... (2,112) (65,759) (30.6)
Verbund AG ............. (675) (72,150) (33.6)
(137,909)
Belgium
Anheuser-Busch InBev SA/NV (772) (44,421) (20.7)
Brazil
Yara International ASA ...... (1,338) (68,035) (31.7)
Canada
Ballard Power Systems, Inc. .. (9,439) (78,398) (36.5)
Barrick Gold Corp. ........ (1,756) (39,162) (18.2)
Brookfield Asset Management,
Inc., Class A ........... (634) (31,625) (14.7)
CAE, Inc. ............... (898) (21,355) (9.9)
Canadian Utilities Ltd., Class A (4,745) (142,647) (66.4)
Cenovus Energy, Inc. ....... (2,354) (43,520) (20.3)
CGI, Inc. ............... (765) (61,002) (28.4)
Dollarama, Inc. ........... (2,801) (155,721) (72.5)
Enbridge, Inc. ............ (834) (36,394) (16.9)
Fortis, Inc. .............. (4,964) (241,544) (112.5)
GFL Environmental, Inc. ..... (2,352) (70,854) (33.0)
IGM Financial, Inc. ........ (599) (18,982) (8.8)
Ivanhoe Mines Ltd., Class A .. (25,919) (207,812) (96.8)
Northland Power, Inc. ...... (5,149) (155,394) (72.4)
Nutrien Ltd. ............. (525) (51,591) (24.0)
Pan American Silver Corp. ... (1,265) (31,363) (14.6)
Pembina Pipeline Corp. ..... (3,121) (118,096) (55.0)
Quebecor, Inc., Class B ..... (2,064) (48,569) (22.6)
Restaurant Brands International,
Inc. ................. (1,129) (64,498) (30.0)
Rogers Communications, Inc.,
Class B .............. (2,475) (134,823) (62.8)
Shopify, Inc., Class A ....... (69) (29,516) (13.7)
Shares Value
% of Basket
Value
Canada (continued)
Tourmaline Oil Corp. ....... (599) $ (30,849) (14.4) %
(1,813,715)
China
NXP Semiconductors NV .... (1,061) (181,325) (84.4)
Denmark
Ambu A/S, Class B ........ (3,630) (47,780) (22.3)
Demant A/S ............. (926) (40,692) (18.9)
GN Store Nord A/S ........ (2,474) (92,848) (43.2)
ROCKWOOL A/S, Class B ... (58) (16,221) (7.6)
(197,541)
Finland
Fortum OYJ ............. (1,393) (23,160) (10.8)
Kone OYJ, Class B ........ (966) (46,443) (21.6)
Sampo OYJ, Class A ....... (513) (24,910) (11.6)
(94,513)
France
Accor SA ............... (2,888) (94,881) (44.2)
Aeroports de Paris ........ (1,231) (174,125) (81.1)
Alstom SA .............. (2,071) (45,522) (21.2)
AXA SA ................ (6,529) (172,725) (80.4)
Bollore SE .............. (18,381) (85,774) (39.9)
Bouygues SA ............ (1,602) (55,082) (25.7)
Faurecia SE ............. (862) (18,738) (8.7)
Getlink SE .............. (5,770) (105,586) (49.2)
Orpea SA .............. (1,067) (38,159) (17.8)
Remy Cointreau SA ........ (249) (49,360) (23.0)
Renault SA ............. (1,884) (46,033) (21.4)
Thales SA .............. (387) (49,546) (23.1)
Ubisoft Entertainment SA .... (405) (18,311) (8.5)
Vinci SA ............... (1,008) (97,810) (45.5)
Worldline SA/France ....... (2,702) (106,308) (49.5)
(1,157,960)
Germany
adidas AG .............. (429) (86,512) (40.3)
Aroundtown SA ........... (4,365) (21,950) (10.2)
Carl Zeiss Meditec AG ...... (279) (35,044) (16.3)
Commerzbank AG ......... (5,159) (33,680) (15.7)
Daimler Truck Holding AG ... (821) (22,081) (10.3)
Deutsche Telekom AG
(Registered) ........... (1,457) (26,840) (12.5)
Fresenius Medical Care AG &
Co. KGaA ............ (1,890) (117,533) (54.7)
Hannover Rueck SE ....... (239) (37,148) (17.3)
KION Group AG .......... (516) (28,703) (13.4)
LANXESS AG ........... (363) (14,032) (6.5)
RWE AG ............... (2,775) (115,216) (53.7)
Siemens Healthineers AG .... (1,454) (77,745) (36.2)
Telefonica Deutschland Holding
AG ................. (53,344) (160,434) (74.7)
United Internet AG (Registered),
Class G .............. (1,214) (39,055) (18.2)
Zalando SE ............. (957) (37,654) (17.5)
(853,627)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (4,555) (26,055) (12.1)
Ireland
AerCap Holdings NV ....... (885) (41,338) (19.3)
CRH plc ............... (680) (26,877) (12.5)
Flutter Entertainment plc .... (523) (52,556) (24.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Ireland (continued)
Kingspan Group plc ........ (222) $ (20,665) (9.6) %
(141,436)
Israel
Wix.com Ltd. ............ (116) (8,753) (4.1)
Italy
Davide Campari-Milano NV .. (4,090) (46,148) (21.5)
Infrastrutture Wireless Italiane
SpA ................ (12,120) (129,325) (60.2)
Nexi SpA ............... (7,455) (73,118) (34.1)
UniCredit SpA ........... (1,762) (16,308) (7.6)
(264,899)
Japan
Aeon Co. Ltd. ............ (4,000) (76,021) (35.4)
Asahi Group Holdings Ltd. ... (1,200) (45,231) (21.1)
Asahi Intecc Co. Ltd. ....... (2,400) (46,377) (21.6)
Chubu Electric Power Co., Inc. (2,400) (24,228) (11.3)
Daifuku Co. Ltd. .......... (500) (30,744) (14.3)
Daikin Industries Ltd. ....... (1,500) (229,227) (106.7)
East Japan Railway Co. ..... (2,600) (135,582) (63.1)
GMO Payment Gateway, Inc. . (700) (58,730) (27.3)
Hitachi Construction Machinery
Co. Ltd. .............. (300) (6,792) (3.2)
Itochu Techno-Solutions Corp. . (1,100) (25,757) (12.0)
Keisei Electric Railway Co. Ltd. (700) (17,164) (8.0)
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (137,622) (64.1)
Konami Holdings Corp. ..... (1,000) (61,493) (28.6)
Kose Corp. ............. (300) (30,798) (14.3)
Kubota Corp. ............ (9,600) (163,091) (75.9)
Kyowa Kirin Co. Ltd. ....... (700) (14,754) (6.9)
Lasertec Corp. ........... (200) (26,720) (12.4)
Lion Corp. .............. (2,100) (21,637) (10.1)
Mercari, Inc. ............. (1,000) (16,387) (7.6)
Mitsubishi UFJ Financial Group,
Inc. ................. (4,600) (26,742) (12.5)
MonotaRO Co. Ltd. ........ (1,700) (29,203) (13.6)
Nidec Corp. ............. (2,000) (129,298) (60.2)
Nihon M&A Center Holdings,
Inc. ................. (2,200) (27,090) (12.6)
Nippon Paint Holdings Co. Ltd. (3,000) (23,764) (11.1)
Nippon Sanso Holdings Corp. . (2,000) (35,991) (16.8)
Nissan Motor Co. Ltd. ...... (50,900) (203,781) (94.9)
Nitori Holdings Co. Ltd. ..... (900) (92,591) (43.1)
NTT Data Corp. .......... (4,900) (90,346) (42.1)
Odakyu Electric Railway Co. Ltd. (3,600) (54,515) (25.4)
Omron Corp. ............ (800) (47,163) (22.0)
Otsuka Corp. ............ (3,400) (111,425) (51.9)
Renesas Electronics Corp. ... (2,500) (26,695) (12.4)
Rinnai Corp. ............. (300) (19,176) (8.9)
Ryohin Keikaku Co. Ltd. ..... (2,600) (23,367) (10.9)
Shimano, Inc. ............ (400) (70,874) (33.0)
Shiseido Co. Ltd. ......... (2,200) (103,997) (48.4)
SoftBank Group Corp. ...... (1,800) (74,034) (34.5)
Square Enix Holdings Co. Ltd. . (1,100) (43,918) (20.5)
SUMCO Corp. ........... (4,400) (63,367) (29.5)
Sumitomo Corp. .......... (6,900) (109,183) (50.8)
Sumitomo Metal Mining Co. Ltd. (1,800) (78,942) (36.8)
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (39,793) (18.5)
Tobu Railway Co. Ltd. ...... (1,800) (40,461) (18.8)
Toho Co. Ltd. ............ (1,200) (44,529) (20.7)
Tokyo Electric Power Co.
Holdings, Inc. .......... (14,800) (51,086) (23.8)
Shares Value
% of Basket
Value
Japan (continued)
Tokyu Corp. ............. (5,200) $ (63,590) (29.6) %
Toyota Industries Corp. ..... (400) (23,991) (11.2)
Toyota Motor Corp. ........ (4,700) (80,528) (37.5)
West Japan Railway Co. .... (700) (25,983) (12.1)
Z Holdings Corp. .......... (11,300) (44,362) (20.7)
(3,068,140)
Jordan
Hikma Pharmaceuticals plc ... (3,768) (88,512) (41.2)
Luxembourg
Eurofins Scientific SE ...... (1,144) (106,321) (49.5)
Netherlands
ABN AMRO Bank NV, CVA ... (8,228) (102,284) (47.6)
Aegon NV .............. (20,476) (106,162) (49.4)
Argenx SE .............. (198) (57,045) (26.6)
JDE Peet's NV ........... (4,719) (138,828) (64.6)
(404,319)
New Zealand
Auckland International Airport
Ltd. ................ (4,278) (21,488) (10.0)
Ryman Healthcare Ltd. ..... (2,254) (13,340) (6.2)
(34,828)
Norway
DNB Bank ASA ........... (2,528) (48,986) (22.8)
Gjensidige Forsikring ASA ... (3,017) (64,502) (30.1)
(113,488)
Saudi Arabia
Delivery Hero SE ......... (868) (30,513) (14.2)
Spain
CaixaBank SA ........... (7,924) (25,578) (11.9)
Ferrovial SA ............. (7,960) (204,129) (95.1)
Siemens Gamesa Renewable
Energy SA ............ (6,867) (109,381) (50.9)
(339,088)
Sweden
Embracer Group AB ....... (7,496) (50,103) (23.3)
Essity AB, Class B ........ (4,525) (119,329) (55.6)
Evolution AB ............ (30) (3,078) (1.4)
Hexagon AB, Class B ...... (10,058) (129,778) (60.4)
Investment AB Latour, Class B (613) (16,240) (7.6)
Nibe Industrier AB, Class B ... (5,043) (49,444) (23.0)
Sinch AB ............... (5,389) (23,816) (11.1)
Svenska Handelsbanken AB,
Class A .............. (3,190) (32,175) (15.0)
(423,963)
Switzerland
ABB Ltd. (Registered) ...... (6,669) (200,083) (93.2)
Alcon, Inc. .............. (589) (42,055) (19.6)
Bachem Holding AG
(Registered), Class B .... (40) (17,454) (8.1)
Barry Callebaut AG (Registered) (23) (52,936) (24.7)
Chocoladefabriken Lindt &
Spruengli AG .......... (22) (246,730) (114.9)
Cie Financiere Richemont SA . (357) (41,480) (19.3)
Clariant AG (Registered) .... (9,641) (164,604) (76.6)
Credit Suisse Group AG
(Registered) ........... (6,773) (45,970) (21.4)
EMS-Chemie Holding AG
(Registered) ........... (111) (99,026) (46.1)
Schindler Holding AG ...... (563) (108,167) (50.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
Switzerland (continued)
Swatch Group AG (The) ..... (243) $ (62,364) (29.0) %
(1,080,869)
United Kingdom
Admiral Group plc ......... (1,664) (52,378) (24.4)
Hargreaves Lansdown plc ... (8,455) (96,796) (45.1)
HSBC Holdings plc ........ (18,155) (113,453) (52.8)
Informa plc .............. (6,861) (48,671) (22.7)
Just Eat Takeaway.com NV ... (1,523) (41,369) (19.3)
Liberty Global plc, Class C ... (297) (7,039) (3.3)
London Stock Exchange Group
plc ................. (344) (33,916) (15.8)
Melrose Industries plc ...... (12,430) (18,062) (8.4)
Prudential plc ............ (3,187) (39,673) (18.5)
Rentokil Initial plc ......... (6,013) (41,299) (19.2)
Rolls-Royce Holdings plc .... (15,400) (15,787) (7.3)
Smith & Nephew plc ....... (3,133) (50,781) (23.6)
SSE plc ................ (1,233) (28,637) (13.3)
Unilever plc ............. (2,204) (102,464) (47.7)
Vodafone Group plc ........ (111,117) (168,227) (78.3)
(858,552)
United States
Albemarle Corp. .......... (169) (32,588) (15.2)
Amphenol Corp., Class A .... (1,372) (98,098) (45.7)
Analog Devices, Inc. ....... (872) (134,619) (62.7)
Anthem, Inc. ............ (259) (130,000) (60.5)
Apollo Global Management, Inc. (3,715) (184,858) (86.1)
Arthur J Gallagher & Co. .... (1,076) (181,295) (84.4)
Avantor, Inc. ............. (1,237) (39,436) (18.4)
Bausch Health Cos., Inc. .... (6,673) (126,796) (59.0)
Becton Dickinson and Co. ... (159) (39,303) (18.3)
Bentley Systems, Inc., Class B (1,332) (56,463) (26.3)
BioMarin Pharmaceutical, Inc. . (1,710) (139,109) (64.8)
Bio-Rad Laboratories, Inc., Class
A .................. (86) (44,037) (20.5)
Bio-Techne Corp. ......... (101) (38,349) (17.9)
Block, Inc., Class A ........ (634) (63,108) (29.4)
Boeing Co. (The) ......... (63) (9,377) (4.4)
Boston Scientific Corp. ...... (4,412) (185,789) (86.5)
Broadcom, Inc. ........... (402) (222,865) (103.8)
Brookfield Renewable Corp. .. (4,633) (166,365) (77.5)
Brown & Brown, Inc. ....... (1,286) (79,706) (37.1)
Burlington Stores, Inc. ...... (160) (32,570) (15.2)
Cable One, Inc. .......... (90) (104,958) (48.9)
Caesars Entertainment, Inc. .. (290) (19,221) (8.9)
Campbell Soup Co. ........ (3,954) (186,708) (86.9)
CarMax, Inc. ............ (2,014) (172,761) (80.4)
Catalent, Inc. ............ (1,836) (166,268) (77.4)
CenterPoint Energy, Inc. .... (1,124) (34,406) (16.0)
Ceridian HCM Holding, Inc. .. (5,749) (322,691) (150.3)
Charles River Laboratories
International, Inc. ....... (222) (53,615) (25.0)
Charles Schwab Corp. (The) .. (320) (21,226) (9.9)
Charter Communications, Inc.,
Class A .............. (257) (110,122) (51.3)
Cheniere Energy, Inc. ...... (2,919) (396,429) (184.6)
Chevron Corp. ........... (138) (21,620) (10.1)
Chewy, Inc., Class A ....... (860) (24,992) (11.6)
Church & Dwight Co., Inc. ... (3,208) (312,973) (145.7)
Cincinnati Financial Corp. .... (202) (24,777) (11.5)
CoStar Group, Inc. ........ (985) (62,666) (29.2)
Coterra Energy, Inc. ....... (4,134) (119,018) (55.4)
Coupa Software, Inc. ....... (680) (58,684) (27.3)
DISH Network Corp., Class A . (760) (21,668) (10.1)
Shares Value
% of Basket
Value
United States (continued)
Dollar Tree, Inc. .......... (390) $ (63,356) (29.5) %
DoorDash, Inc., Class A ..... (724) (58,955) (27.4)
Enphase Energy, Inc. ....... (311) (50,195) (23.4)
Erie Indemnity Co., Class A .. (392) (62,830) (29.3)
Essential Utilities, Inc. ...... (5,453) (244,076) (113.7)
Etsy, Inc. ............... (420) (39,140) (18.2)
Evergy, Inc. ............. (784) (53,194) (24.8)
Fiserv, Inc. .............. (2,947) (288,570) (134.4)
FleetCor Technologies, Inc. ... (768) (191,631) (89.2)
Gartner, Inc. ............. (305) (88,618) (41.3)
Generac Holdings, Inc. ..... (65) (14,260) (6.6)
Global Payments, Inc. ...... (409) (56,025) (26.1)
Globe Life, Inc. ........... (829) (81,308) (37.9)
Guidewire Software, Inc. .... (1,071) (93,113) (43.4)
Hasbro, Inc. ............. (626) (55,126) (25.7)
Hilton Worldwide Holdings, Inc. (272) (42,239) (19.7)
Howmet Aerospace, Inc. .... (5,335) (182,030) (84.8)
Humana, Inc. ............ (96) (42,678) (19.9)
IAC/InterActiveCorp ........ (1,421) (117,773) (54.8)
Ingersoll Rand, Inc. ........ (3,528) (155,091) (72.2)
Insulet Corp. ............ (175) (41,823) (19.5)
IPG Photonics Corp. ....... (836) (78,985) (36.8)
IQVIA Holdings, Inc. ....... (196) (42,726) (19.9)
Keurig Dr Pepper, Inc. ...... (5,960) (222,904) (103.8)
Leidos Holdings, Inc. ....... (535) (55,378) (25.8)
Liberty Media Corp-Liberty
Formula One, Class C .... (6,378) (397,541) (185.1)
Lumen Technologies, Inc. .... (1,934) (19,456) (9.1)
MarketAxess Holdings, Inc. .. (221) (58,258) (27.1)
Martin Marietta Materials, Inc. . (314) (111,225) (51.8)
Microchip Technology, Inc. ... (1,343) (87,564) (40.8)
Mondelez International, Inc.,
Class A .............. (1,213) (78,214) (36.4)
Motorola Solutions, Inc. ..... (131) (27,993) (13.0)
NortonLifeLock, Inc. ....... (873) (21,860) (10.2)
Okta, Inc. ............... (1,120) (133,627) (62.2)
PerkinElmer, Inc. ......... (663) (97,202) (45.3)
PNC Financial Services Group,
Inc. (The) ............ (142) (23,586) (11.0)
PPL Corp. .............. (2,568) (72,700) (33.8)
Progressive Corp. (The) ..... (1,217) (130,657) (60.8)
Raymond James Financial, Inc. (560) (54,578) (25.4)
Republic Services, Inc. ..... (1,371) (184,084) (85.7)
Rollins, Inc. ............. (2,254) (75,599) (35.2)
Ross Stores, Inc. ......... (285) (28,434) (13.2)
RPM International, Inc. ..... (2,010) (166,629) (77.6)
Schneider Electric SE ...... (636) (91,246) (42.5)
SEI Investments Co. ....... (345) (19,223) (8.9)
Sherwin-Williams Co. (The) .. (543) (149,303) (69.5)
Snap, Inc., Class A ........ (799) (22,740) (10.6)
Southern Co. (The) ........ (447) (32,805) (15.3)
Southwest Airlines Co. ...... (201) (9,391) (4.4)
SS&C Technologies Holdings,
Inc. ................. (1,729) (111,797) (52.1)
Stanley Black & Decker, Inc. .. (542) (65,121) (30.3)
STERIS plc ............. (64) (14,339) (6.7)
Stryker Corp. ............ (658) (158,749) (73.9)
Swiss Re AG ............ (534) (43,792) (20.4)
Take-Two Interactive Software,
Inc. ................. (367) (43,860) (20.4)
Teladoc Health, Inc. ........ (818) (27,616) (12.9)
Teledyne Technologies, Inc. .. (168) (72,500) (33.8)
Teleflex, Inc. ............. (725) (207,075) (96.4)
TJX Cos., Inc. (The) ....... (410) (25,125) (11.7)
Tradeweb Markets, Inc., Class A (263) (18,723) (8.7)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Shares Value
% of Basket
Value
United States (continued)
TransUnion ............. (1) $ (88) (0.0) %
Twilio, Inc., Class A ........ (192) (21,469) (10.0)
Tyler Technologies, Inc. ..... (43) (16,973) (7.9)
Union Pacific Corp. ........ (395) (92,545) (43.1)
Universal Health Services, Inc.,
Class B .............. (182) (22,300) (10.4)
US Bancorp ............. (603) (29,282) (13.6)
VF Corp. ............... (609) (31,668) (14.7)
Viatris, Inc. .............. (3,649) (37,694) (17.5)
Vistra Corp. ............. (3,388) (84,768) (39.5)
Walmart, Inc. ............ (613) (93,783) (43.7)
Waste Connections, Inc. ..... (906) (125,001) (58.2)
WEC Energy Group, Inc. .... (320) (32,016) (14.9)
Wells Fargo & Co. ......... (1,599) (69,764) (32.5)
Western Digital Corp. ....... (489) (25,951) (12.1)
Wynn Resorts Ltd. ........ (1,359) (95,782) (44.6)
Zillow Group, Inc., Class C ... (1,641) (65,345) (30.4)
Zimmer Biomet Holdings, Inc. . (154) (18,596) (8.7)
(10,407,195)
Zambia
First Quantum Minerals Ltd. .. (1,370) (39,277) (18.3)
Total Reference Entity — Short ............ (22,072,794)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 214,754
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.29%
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.2 3)
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
WTI West Texas Intermediate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 66,000,420 $ — $ 66,000,420
Short-Term Securities
Money Market Funds ...................................... 18,073,277 — — 18,073,277
U.S. Treasury Obligations ................................... — 82,812,677 — 82,812,677
Options Purchased
Interest rate contracts ...................................... — 449,013 — 449,013
$ 18,073,277 $ 149,262,110 $ — $ 167,335,387
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 1,043,736 $ — $ — $ 1,043,736
Equity contracts ........................................... 277,127 5,648,873 — 5,926,000
Foreign currency exchange contracts ............................ — 18,051,822 — 18,051,822
Interest rate contracts ....................................... 3,191,581 — — 3,191,581
Liabilities
Commodity contracts ....................................... (1,204,006) — — (1,204,006)
Credit contracts ........................................... — (731,861) — (731,861)
Equity contracts ........................................... — (1,792,832) — (1,792,832)
Foreign currency exchange contracts ............................ — (13,061,603) — (13,061,603)
Interest rate contracts ....................................... (6,627,172) — — (6,627,172)
$ (3,318,734) $ 8,114,399 $ — $ 4,795,665
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.